UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08629

HARTFORD SERIES FUND, INC.
 (Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999
(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire
Life Law Unit
The Hartford Financial Services Group, Inc.
200 Hopmeadow Street
Simsbury, Connecticut 06089
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (860) 843-9934

Date of fiscal year end: December 31st

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
EXHIBIT LIST
Certifications

Item 1. Schedule of Investments.

Hartford Advisers HLS Fund
Schedule of Investments
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 65.0%
	Automobiles & Components - 1.8%
2,060	Ford Motor Co. w/ Rights ●	$19,915
845	Harley-Davidson, Inc.	29,006
357	Johnson Controls, Inc.	9,406
		58,327
	Banks - 4.2%
1,033	BB&T Corp.	22,030
4,206	Mitsubishi UFJ Financial Group, Inc.	19,306
332	PNC Financial Services Group, Inc.	16,018
1,368	US Bancorp	32,210
1,944	Wells Fargo & Co.	46,888
		136,452
	Capital Goods - 4.3%
397	3M Co.	28,472
347	Boeing Co.	20,967
570	Ingersoll-Rand plc	15,997
880	PACCAR, Inc.	29,745
265	Rockwell Collins, Inc.	13,992
256	Stanley Black & Decker, Inc.	12,555
1,036	Textron, Inc.	18,266
		139,994
	Consumer Durables & Apparel - 0.2%
516	Newell Rubbermaid, Inc.	6,125

	Consumer Services - 0.5%
412	DeVry, Inc.	15,242

	Diversified Financials - 4.9%
101	BlackRock, Inc.	14,964
778	Citigroup, Inc.	19,930
198	Goldman Sachs Group, Inc.	18,759
1,283	Invesco Ltd.	19,905
1,543	JP Morgan Chase & Co.	46,475
318	SEI Investments Co.	4,888
462	T. Rowe Price Group, Inc.	22,065
103	UBS AG	1,179
1,039	UBS AG ADR ●	11,876
		160,041
	Energy - 6.8%
390	Anadarko Petroleum Corp.	24,571
871	Chesapeake Energy Corp.	22,262
1,260	Exxon Mobil Corp.	91,506
893	OAO Gazprom Class S ADR	8,654
316	Occidental Petroleum Corp.	22,572
396	Petroleo Brasileiro S.A. ADR	8,879
1,574	Petroleum Geo-Services ●	15,826
462	Statoilhydro ASA ADR	9,956
425	Suncor Energy, Inc.	10,819
274	Ultra Petroleum Corp. ●	7,601
		222,646
	Food & Staples Retailing - 0.9%
668	CVS Caremark Corp.	22,425
330	Sysco Corp.	8,557
		30,982
	Food, Beverage & Tobacco - 3.3%
820	General Mills, Inc.	31,534
849	Kraft Foods, Inc.	28,506
800	PepsiCo, Inc.	49,520
		109,560
	Health Care Equipment & Services - 1.9%
183	Edwards Lifesciences Corp. ●	13,037
913	Medtronic, Inc.	30,341
408	UnitedHealth Group, Inc.	18,794
		62,172
	Household & Personal Products - 0.8%
390	Procter & Gamble Co.	24,647

	Insurance - 0.7%
382	Marsh & McLennan Cos., Inc.	10,133
612	Unum Group	12,823
		22,956
	Materials - 1.8%
372	Dow Chemical Co.	8,360
395	Monsanto Co.	23,698
180	Mosaic Co.	8,819
356	Nucor Corp.	11,248
110	Potash Corp. of Saskatchewan, Inc.	4,767
		56,892
	Media - 1.6%
1,266	Comcast Corp. Class A	26,465
893	Walt Disney Co.	26,921
		53,386
	Pharmaceuticals, Biotechnology & Life Sciences - 8.7%
534	Agilent Technologies, Inc. ●	16,688
792	Amgen, Inc.	43,526
630	Celgene Corp. ●	38,991
1,320	Daiichi Sankyo Co., Ltd.	27,511
1,482	Merck & Co., Inc.	48,466
2,544	Pfizer, Inc.	44,969
88	Roche Holding AG	14,250
1,090	Shionogi & Co., Ltd.	16,132
705	UCB S.A.	30,032
188	Vertex Pharmaceuticals, Inc. ●	8,368
		288,933
	Real Estate - 0.4%
777	Weyerhaeuser Co.	12,076

	Retailing - 4.0%
11,702	Allstar Co. ⌂†	10,532
11,241	Buck Holdings L.P. ⌂●†	27,334
615	Kohl's Corp.	30,177
1,950	Lowe's Co., Inc.	37,713
587	Nordstrom, Inc.	26,805
		132,561
	Semiconductors & Semiconductor Equipment - 1.2%
1,008	Maxim Integrated Products, Inc.	23,519
532	Xilinx, Inc.	14,593
		38,112
	Software & Services - 6.3%
432	Accenture plc	22,732
505	Automatic Data Processing, Inc.	23,787
768	eBay, Inc. ●	22,645
130	Google, Inc. ●	67,024
457	Lender Processing Services	6,251

1

Hartford Advisers HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 65.0% - (continued)
	Software & Services - 6.3% - (continued)
1,081	Microsoft Corp.	$26,906
2,493	Western Union Co.	38,110
		207,455
	Technology Hardware & Equipment - 7.0%
188	Apple, Inc. ●	71,471
3,050	Cisco Systems, Inc.	47,249
1,162	EMC Corp. ●	24,397
1,241	Hewlett-Packard Co.	27,869
918	Juniper Networks, Inc. ●	15,836
229	NetApp, Inc. ●	7,776
742	Qualcomm, Inc.	36,098
		230,696
	Telecommunication Services - 0.8%
1,012	Vodafone Group plc ADR	25,958

	Transportation - 1.9%
233	Con-way, Inc.	5,156
227	FedEx Corp.	15,365
384	Kansas City Southern ●	19,175
363	United Parcel Service, Inc. Class B	22,936
		62,632
	Utilities - 1.0%
267	NextEra Energy, Inc.	14,418
402	PG&E Corp.	16,996
		31,414
	Total common stocks
	(cost $2,203,607)	$2,129,259

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.2%
	Finance and Insurance - 0.2%
	CS First Boston Mortgage Securities Corp.
$450	3.94%, 05/15/2038	$462
	Goldman Sachs Mortgage Securities Corp. II
110	3.02%, 03/06/2020 ■Δ	107
	Harley-Davidson Motorcycle Trust
1,623	5.21%, 06/17/2013	1,631
	Marriott Vacation Club Owner Trust
470	5.36%, 10/20/2028 ■	479
	New Century Home Equity Loan Trust
8	0.52%, 03/25/2035 Δ	7
	Prudential Commercial Mortgage Trust
570	4.49%, 02/11/2036	588
	USAA Automotive Owner Trust
4,412	4.50%, 10/15/2013	4,419
		7,693

	Total asset & commercial mortgage backed securities
	(cost $7,635)	$7,693

CORPORATE BONDS - 12.8%
	Air Transportation - 0.3%
	Continental Airlines, Inc.
$3,921	5.98%, 04/19/2022	$3,941
	Southwest Airlines Co.
2,700	5.75%, 12/15/2016	2,993
2,969	6.15%, 08/01/2022	3,147
		10,081
	Arts, Entertainment and Recreation - 0.7%
	CBS Corp.
575	5.75%, 04/15/2020	633
	Comcast Corp.
8,000	5.90%, 03/15/2016	9,153
	DirecTV Holdings LLC
3,310	6.38%, 03/01/2041	3,703
	News America, Inc.
1,275	4.50%, 02/15/2021	1,281
	Time Warner Cable, Inc.
4,870	5.85%, 05/01/2017	5,411
	Virgin Media Secured Finance plc
1,255	5.25%, 01/15/2021	1,351
		21,532
	Beverage and Tobacco Product Manufacturing - 0.3%
	Altria Group, Inc.
2,445	4.75%, 05/05/2021	2,529
	Anheuser-Busch InBev N.V
4,200	7.75%, 01/15/2019	5,454
	Cia Brasileira de Bebidas
300	10.50%, 12/15/2011	305
	Coca-Cola Co.
500	3.30%, 09/01/2021 ■	522
	Diageo Capital plc
430	5.20%, 01/30/2013	453
	Philip Morris International, Inc.
270	5.65%, 05/16/2018	319
		9,582
	Chemical Manufacturing - 0.0%
	Agrium, Inc.
660	6.13%, 01/15/2041	806

	Computer and Electronic Product Manufacturing - 0.1%
	Dell, Inc.
2,735	5.88%, 06/15/2019	3,114
	Thermo Fisher Scientific, Inc.
845	3.20%, 05/01/2015	892
		4,006
	Electrical Equipment, Appliance Manufacturing - 0.2%
	General Electric Co.
6,925	5.00%, 02/01/2013	7,253

	Finance and Insurance - 6.5%
	Ace INA Holdings, Inc.
700	5.88%, 06/15/2014	775
	American Express Centurion Bank
6,350	6.00%, 09/13/2017	7,126
	ANZ National Ltd.
1,360	2.38%, 12/21/2012 ■	1,368
	Bank of America Corp.
200	7.38%, 05/15/2014	206
	Barclays Bank plc
2,150	2.38%, 01/13/2014	2,103

2

Hartford Advisers HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 12.8% - (continued)
	Finance and Insurance - 6.5% - (continued)
	BP Capital Markets plc
$2,850	4.75%, 03/10/2019	$3,148
	Brandywine Operating Partnership
2,010	6.00%, 04/01/2016	2,080
	CDP Financial, Inc.
3,475	4.40%, 11/25/2019 ■	3,790
	Citigroup, Inc.
8,800	6.00%, 10/31/2033	7,711
2,700	6.13%, 05/15/2018	2,896
1,700	6.88%, 03/05/2038	1,846
520	8.13%, 07/15/2039	623
	Credit Agricole
3,950	3.50%, 04/13/2015 ■	3,707
	Discover Financial Services, Inc.
3,620	6.45%, 06/12/2017	3,768
	Eaton Vance Corp.
3,305	6.50%, 10/02/2017	3,770
	Everest Reinsurance Holdings, Inc.
4,525	5.40%, 10/15/2014	4,843
	General Electric Capital Corp.
4,300	4.38%, 09/16/2020	4,375
5,000	5.88%, 01/14/2038	5,125
	Goldman Sachs Group, Inc.
6,000	5.63%, 01/15/2017	5,820
2,750	6.00%, 05/01/2014	2,911
1,700	6.15%, 04/01/2018	1,762
2,590	6.25%, 02/01/2041	2,519
	Health Care Properties
2,030	6.00%, 01/30/2017	2,137
	HSBC Holdings plc
240	0.45%, 10/06/2016 Δ	240
	Jackson National Life Insurance Co.
6,250	8.15%, 03/15/2027 ■	7,381
	JP Morgan Chase & Co.
3,500	3.70%, 01/20/2015	3,586
2,000	4.95%, 03/25/2020	2,115
10,375	5.13%, 09/15/2014	10,927
	Liberty Mutual Group, Inc.
6,050	5.75%, 03/15/2014 ■	6,303
	Merrill Lynch & Co., Inc.
11,000	5.00%, 02/03/2014	10,780
1,000	6.40%, 08/28/2017	970
6,000	6.88%, 04/25/2018	6,002
	Morgan Stanley
13,000	5.38%, 10/15/2015	12,896
250	5.63%, 09/23/2019	235
	National City Corp.
4,250	6.88%, 05/15/2019	4,883
	New England Mutual Life Insurance Co.
6,000	7.88%, 02/15/2024 ■	7,418
	Nordea Bank AB
1,790	3.70%, 11/13/2014 ■	1,822
	Postal Square L.P.
14,502	8.95%, 06/15/2022	19,815
	Prudential Financial, Inc.
8,000	5.50%, 03/15/2016	8,636
	Rabobank Nederland N.V. NY
3,900	3.20%, 03/11/2015 ■	4,046
	Republic New York Capital I
500	7.75%, 11/15/2026	482
	Royal Bank of Scotland plc
2,600	4.88%, 03/16/2015	2,545
	Southern Capital Corp.
56	5.70%, 06/30/2022 ■	58
	Sovereign Bancorp, Inc.
4,795	8.75%, 05/30/2018	5,585
	Sovereign Capital Trust IV
7,250	7.91%, 06/13/2036	7,250
	Svenska Handelsbanken Ab
2,900	4.88%, 06/10/2014 ■	3,064
	UBS AG Stamford
235	5.88%, 12/20/2017	242
	Wachovia Corp.
10,000	5.25%, 08/01/2014	10,491
2,000	5.75%, 06/15/2017	2,252
	WEA Finance LLC
1,450	7.13%, 04/15/2018 ■	1,656
		216,089
	Food Manufacturing - 0.4%
	Kellogg Co.
3,900	4.00%, 12/15/2020	4,179
	Kraft Foods, Inc.
3,800	4.13%, 02/09/2016	4,046
285	5.38%, 02/10/2020	323
	Wrigley Jr., William Co.
3,900	3.70%, 06/30/2014 ■	4,032
		12,580
	Health Care and Social Assistance - 0.7%
	CVS Caremark Corp.
7,725	6.13%, 08/15/2016	8,935
	Express Scripts, Inc.
1,020	6.25%, 06/15/2014	1,123
	McKesson Corp
475	3.25%, 03/01/2016	501
	Merck & Co., Inc.
2,100	4.00%, 06/30/2015	2,309
	Schering-Plough Corp.
9,000	5.30%, 12/01/2013	9,848
		22,716
	Information - 0.7%
	AT&T, Inc.
2,300	2.50%, 08/15/2015	2,351
2,510	6.80%, 05/15/2036	3,024
	BellSouth Telecommunications
650	7.00%, 12/01/2095	770
	Cellco Partnership - Verizon Wireless Capital
395	5.55%, 02/01/2014	432
	France Telecom S.A
1,300	4.38%, 07/08/2014	1,387
	Intuit, Inc.
7,900	5.40%, 03/15/2012	8,044
	SBA Tower Trust
2,035	4.25%, 04/15/2015 ■	2,149
	Telecom Italia Capital
2,900	7.00%, 06/04/2018	2,906

3

Hartford Advisers HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 12.8% - (continued)
	Information - 0.7% - (continued)
	Verizon Communications, Inc.
$240	4.35%, 02/15/2013	$250
		21,313
	Machinery Manufacturing - 0.2%
	Xerox Corp.
6,000	8.25%, 05/15/2014	6,831

	Motor Vehicle & Parts Manufacturing - 0.2%
	Daimler Finance NA LLC
5,600	2.63%, 09/15/2016 ■	5,462

	Petroleum and Coal Products Manufacturing - 0.4%
	Atmos Energy Corp.
5,875	6.35%, 06/15/2017	7,000
	EnCana Corp.
305	5.90%, 12/01/2017	347
	Motiva Enterprises LLC
420	5.75%, 01/15/2020 ■	487
	Ras Laffan Liquefied Natural Gas Co., Ltd.
1,200	5.50%, 09/30/2014 ■	1,299
	Shell International Finance B.V
6,400	4.38%, 03/25/2020	7,187
		16,320
	Pipeline Transportation - 0.2%
	Kinder Morgan Energy Partners L.P.
5,000	6.95%, 01/15/2038	5,574

	Real Estate and Rental and Leasing - 0.4%
	COX Communications, Inc.
440	4.63%, 06/01/2013	463
9,000	5.45%, 12/15/2014	9,965
	ERAC USA Finance Co.
1,121	2.25%, 01/10/2014 ■	1,127
1,800	4.50%, 08/16/2021 ■	1,816
		13,371
	Retail Trade - 0.2%
	Lowe's Co., Inc.
3,400	4.63%, 04/15/2020	3,751
	Staples, Inc.
2,525	9.75%, 01/15/2014	2,927
		6,678
	Soap, Cleaning Compound and Toilet Manufacturing - 0.4%
	Procter & Gamble Co.
10,022	9.36%, 01/01/2021	13,358

	Utilities - 0.9%
	Consolidated Edison Co. of NY
4,605	5.30%, 12/01/2016	5,334
	Enel Finance International S.A
300	3.88%, 10/07/2014 ■	293
	Indianapolis Power and Light
8,000	6.60%, 06/01/2037 ■	10,842
	Niagara Mohawk Power Corp.
2,510	3.55%, 10/01/2014 ■	2,632
	Southern California Edison Co.
8,000	5.55%, 01/15/2037	9,815
	Wisconsin Electirc Power Co.
1,960	4.25%, 12/15/2019	2,178
		31,094
	Total corporate bonds
	(cost $391,837)	$424,646

MUNICIPAL BONDS - 1.4%
	General Obligations - 0.2%
	Chicago Metropolitan Water Reclamation Dist,
$685	5.72%, 12/01/2038	$832
	Illinois State GO,
60	5.37%, 03/01/2017	64
1,075	5.67%, 03/01/2018	1,157
860	5.88%, 03/01/2019	918
	Los Angeles USD,
4,300	5.75%, 07/01/2034	4,829
		7,800
	Health Care/Services - 0.1%
	University of California, Regents MedCenter Pooled Rev,
1,935	6.58%, 05/15/2049	2,399

	Higher Education (Univ., Dorms, etc.) - 0.2%
	Curators University, MO, System Fac Rev,
2,170	5.96%, 11/01/2039	2,650
	University of California, Build America Bonds Rev,
1,960	5.77%, 05/15/2043	2,255
		4,905
	Miscellaneous - 0.3%
	Oregon School Boards Association, Taxable Pension,
10,000	4.76%, 06/30/2028	10,088

	Tax Allocation - 0.1%
	Dallas, TX, Area Rapid Transit Taxable Sales Tax Rev,
2,200	6.00%, 12/01/2044	2,809

	Transportation - 0.4%
	Bay Area Toll Auth, CA, Toll Bridge Rev,
3,100	6.26%, 04/01/2049	4,034
	Illinois State Toll Highway Auth, Taxable Rev,
1,875	6.18%, 01/01/2034	2,120
	Maryland State Transit Auth,
1,350	5.89%, 07/01/2043	1,667
	New York and New Jersey PA, Taxable Rev,
975	5.86%, 12/01/2024	1,169
570	6.04%, 12/01/2029	690
	North Texas Tollway Auth Rev,
3,400	6.72%, 01/01/2049	4,310
		13,990

4

Hartford Advisers HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
MUNICIPAL BONDS - 1.4% - (continued)
	Utilities - Water and Sewer - 0.1%
	Irvine Ranch, CA, Water Dist,
$2,870	2.61%, 03/15/2014	$2,989

	Total municipal bonds
	(cost $39,492)	$44,980

U.S. GOVERNMENT AGENCIES - 1.7%
	Federal Home Loan Mortgage Corporation - 1.1%
$174	2.37%, 04/01/2029 Δ	$179
35,303	4.00%, 12/01/2040 - 03/01/2041	37,002
		37,181
	Federal National Mortgage Association - 0.1%
525	2.75%, 02/05/2014	552
881	4.78%, 02/01/2014	933
1,416	4.97%, 12/01/2013	1,507
287	5.00%, 02/01/2019 - 04/01/2019	311
20	6.50%, 11/01/2013	21
3	7.00%, 02/01/2029	4
		3,328
	Government National Mortgage Association - 0.5%
4,483	6.00%, 06/15/2024 - 06/15/2035	5,032
1,429	6.50%, 03/15/2026 - 02/15/2035	1,652
5,846	7.00%, 11/15/2031 - 11/15/2033	6,811
272	7.50%, 09/16/2035	311
1,014	8.00%, 09/15/2026 - 02/15/2031	1,129
71	9.00%, 06/20/2016 - 06/15/2022	78
		15,013
	Total U.S. government agencies
	(cost $51,184)	$55,522

U.S. GOVERNMENT SECURITIES - 17.4%
Other Direct Federal Obligations - 3.3%
	Federal Financing Corporation - 0.5%
$17,617	4.40%, 12/06/2013 - 12/27/2013 ○	$17,317

	Tennessee Valley Authority - 2.8%
34,300	4.38%, 06/15/2015	38,557
50,000	6.00%, 03/15/2013	53,964
		92,521
		109,838
U.S. Treasury Securities - 14.1%
	U.S. Treasury Bonds - 4.1%
30,953	4.38%, 11/15/2039 - 05/15/2041	39,815
22,000	4.38%, 02/15/2038	28,105
1,100	4.50%, 05/15/2038 □	1,433
850	4.75%, 02/15/2041	1,161
100	5.38%, 02/15/2031	141
18,000	6.00%, 02/15/2026	25,774
25,650	6.25%, 08/15/2023	36,559
		132,988
	U.S. Treasury Notes - 10.0%
22,600	0.63%, 12/31/2012		22,719
18,000	1.13%, 12/15/2012		18,198
106,000	1.25%, 10/31/2015		108,244
26,900	1.38%, 05/15/2012 - 01/15/2013		27,182
28,700	1.50%, 06/30/2016		29,492
23,000	2.75%, 02/15/2019		25,005
75	3.13%, 04/30/2013		79
38,090	3.50%, 05/15/2020		43,622
25,000	3.88%, 05/15/2018		29,037
13,000	4.25%, 08/15/2013		13,959
9,950	4.75%, 05/31/2012		10,251
			327,788
			460,776
	Total U.S. government securities
	(cost $517,517)		$570,614

	Total long-term investments (cost $3,211,272)		$3,232,714

SHORT-TERM INVESTMENTS - 1.2%
Repurchase Agreements - 1.2%

Bank of America Merrill Lynch TriParty
Joint Repurchase Agreement (maturing on
10/03/2011 in the amount of $13,527,
collateralized by FHLMC 4.00% - 5.00%,
2030 - 2041, FNMA 4.00% - 5.50%, 2025
- 2041, value of $13,797)

$13,527	0.08%, 09/30/2011		$13,527

Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 10/03/2011 in the
amount of $23,624, collateralized by
FHLMC 4.50% - 5.00%, 2040 - 2041,
FNMA 3.00% - 4.50%, 2021 - 2041, U.S.
Treasury Bond 6.00% - 7.13%, 2023
- 2026, value of $24,097)

23,624	0.05 - 0.06%, 09/30/2011		23,624
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $23, collateralized by U.S. Treasury Note 4.50%, 2017, value of $23)
23	0.01%, 09/30/2011		23

UBS Securities, Inc. TriParty Joint
Repurchase Agreement (maturing on
10/03/2011 in the amount of $2,143,
collateralized by FHLMC 4.00% - 6.50%,
2021 - 2041, FNMA 4.00% - 4.50%, 2025
- 2041, value of $2,186)

2,143	0.08%, 09/30/2011		2,143
39317			39,317
	Total short-term investments
	(cost $39,317)		$39,317

	Total investments
	(cost $3,250,589) ▲	99.7%	$3,272,031
	Other assets and liabilities	0.3%	7,612
	Total net assets	100.0%	$3,279,643

5

Hartford Advisers HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents7.1% of total net assets at September 30, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2011, the cost of securities for federal income tax purposes was $3,299,783 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$267,153
Unrealized Depreciation	(294,905)
Net Unrealized Depreciation	$(27,752)

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors at September 30, 2011, was $37,866, which represents 1.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2011.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At September 30, 2011, the aggregate value of these securities was $71,860, which represents 2.2% of total net assets.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	This security, or a portion of this security, is pledged as initial margin deposit for open futures contracts held at September 30, 2011 as listed in the table below:

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	100	Short	12/20/2011	$13,009	$12,879	$(130)

*      The number of contracts does not omit 000's.

⌂
The following securities are considered illiquid.  Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	11,702	Allstar Co.	$11,913
06/2007	11,241	Buck Holdings L.P.	5,076

The aggregate value of these securities at September 30, 2011, was $37,866, which represents 1.2% of total net assets.

GO	 General Obligations
PA	 Port Authority
USD	 United School District

6

Hartford Advisers HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at September 30, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Japanese Yen	Citibank	Sell	$26,736	$25,421	10/21/2011	$(1,315)
Japanese Yen	Goldman Sachs	Sell	27,828	26,458	10/21/2011	(1,370)
						$(2,685)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Distribution by Credit Quality
as of September 30, 2011

Credit Rating *	Percentage of Net Assets
Aaa / AAA	0.4
Aa / AA	2.6
A	4.9
Baa / BBB	5.8
Ba / BB	0.1
Unrated	0.6
U.S. Government Securities	19.1
Non Debt Securities and Other Short-Term Instruments	66.2
Other Assets & Liabilities	0.3
Total	100.0%

*
Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

Investment Valuation Hierarchy Level Summary
September 30, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$7,693	$–	$7,686	$7
Common Stocks ‡	2,129,259	1,986,462	104,931	37,866
Corporate Bonds	424,646	–	417,500	7,146
Municipal Bonds	44,980	–	44,980	–
U.S. Government Agencies	55,522	–	55,522	–
U.S. Government Securities	570,614	–	570,614	–
Short-Term Investments	39,317	–	39,317	–
Total	$3,272,031	$1,986,462	$1,240,550	$45,019
Liabilities:
Foreign Currency Contracts *	2,685	–	2,685	–
Futures *	130	130	–	–
Total	$2,815	$130	$2,685	$–

♦	For the nine-month period ended September 30, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

7

Hartford Advisers HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2011
Assets:
Asset & Commercial Mortgage Backed Securities	$7	$—	$—	*	$—	$—	$—	$—	$—	$7
Common Stocks	25,248	—	4,246	†	—	11,913	(3,541)	—	—	37,866
Corporate Bonds	7,681	—	(324	)‡	—	—	(211)	—	—	7,146
Total	$32,936	$—	$3,922		$—	$11,913	$(3,752)	$—	$—	$45,019

*	Change in unrealized appreciation or depreciation in the current period relating to assets still held at September 30, 2011 rounds to zero.
†	Change in unrealized appreciation or depreciation in the current period relating to assets still held at September 30, 2011 was $4,246.
‡	Change in unrealized appreciation or depreciation in the current period relating to assets still held at September 30, 2011 was $(324).

8

American Funds Asset Allocation HLS Fund
Schedule of Investments
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares		Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,887	American Funds Insurance Series - Asset Allocation Fund Class 1		$58,727

	Total investment companies
	(cost $54,115)		$58,727

	Total investments
	(cost $54,115) ▲	100.0%	$58,727
	Other assets and liabilities	–%	(11)
	Total net assets	100.0%	$58,716

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2011, the cost of securities for federal income tax purposes was $55,873 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,854
Unrealized Depreciation	—
Net Unrealized Appreciation	$2,854

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2011, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$58,727
Total	$58,727

American Funds Blue Chip Income and Growth HLS Fund
Schedule of Investments
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares		Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,495	American Funds Insurance Series - Blue Chip Income and Growth Fund Class 1		$28,905

	Total investment companies
	(cost $25,213)		$28,905

	Total investments
	(cost $25,213) ▲	100.0%	$28,905
	Other assets and liabilities	–%	(8)
	Total net assets	100.0%	$28,897

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2011, the cost of securities for federal income tax purposes was $26,230 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,675
Unrealized Depreciation	—
Net Unrealized Appreciation	$2,675

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2011, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$28,905
Total	$28,905

1

American Funds Bond HLS Fund
Schedule of Investments
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares		Market Value ╪
INVESTMENT COMPANIES - 100.0%
19,213	American Funds Insurance Series - Bond Fund Class 1		$214,610

	Total investment companies
	(cost $195,903)		$214,610

	Total investments
	(cost $195,903) ▲	100.0%	$214,610
	Other assets and liabilities	–%	(28)
	Total net assets	100.0%	$214,582

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2011, the cost of securities for federal income tax purposes was $196,829 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$17,781
Unrealized Depreciation	—
Net Unrealized Appreciation	$17,781

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2011, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$214,610
Total	$214,610

American Funds Global Bond HLS Fund
Schedule of Investments
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares		Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,722	American Funds Insurance Series - Global Bond Fund Class 1		$45,263

	Total investment companies
	(cost $41,906)		$45,263

	Total investments
	(cost $41,906) ▲	100.0%	$45,263
	Other assets and liabilities	–%	(9)
	Total net assets	100.0%	$45,254

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2011, the cost of securities for federal income tax purposes was $42,266 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$2,997
Unrealized Depreciation	—
Net Unrealized Appreciation	$2,997

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2011, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$45,263
Total	$45,263

2

American Funds Global Growth and Income HLS Fund
Schedule of Investments
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares		Market Value ╪
INVESTMENT COMPANIES - 100.0%
8,568	American Funds Insurance Series - Global Growth and Income Fund Class 1		$74,288

	Total investment companies
	(cost $65,008)		$74,288

	Total investments
	(cost $65,008) ▲	100.0%	$74,288
	Other assets and liabilities	–%	(13)
	Total net assets	100.0%	$74,275

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2011, the cost of securities for federal income tax purposes was $66,859 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$7,429
Unrealized Depreciation	—
Net Unrealized Appreciation	$7,429

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2011, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$74,288
Total	$74,288

American Funds Global Growth HLS Fund
Schedule of Investments
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares		Market Value ╪
INVESTMENT COMPANIES - 100.0%
1,510	American Funds Insurance Series - Global Growth Fund Class 1		$27,771

	Total investment companies
	(cost $25,406)		$27,771

	Total investments
	(cost $25,406) ▲	100.0%	$27,771
	Other assets and liabilities	–%	(7)
	Total net assets	100.0%	$27,764

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2011, the cost of securities for federal income tax purposes was $26,963 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$808
Unrealized Depreciation	—
Net Unrealized Appreciation	$808

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2011, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$27,771
Total	$27,771

3

American Funds Global Small Capitalization HLS Fund
Schedule of Investments
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares		Market Value ╪
INVESTMENT COMPANIES - 100.0%
3,102	American Funds Insurance Series - Global Small Capitalization Fund Class 1		$51,585

	Total investment companies
	(cost $45,697)		$51,585

	Total investments
	(cost $45,697) ▲	100.0%	$51,585
	Other assets and liabilities	–%	(10)
	Total net assets	100.0%	$51,575

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2011, the cost of securities for federal income tax purposes was $48,110 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,475
Unrealized Depreciation	—
Net Unrealized Appreciation	$3,475

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2011, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$51,585
Total	$51,585

American Funds Growth HLS Fund
Schedule of Investments
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares		Market Value ╪
INVESTMENT COMPANIES - 100.0%
5,989	American Funds Insurance Series - Growth Fund Class 1		$289,088

	Total investment companies
	(cost $233,392)		$289,088

	Total investments
	(cost $233,392) ▲	100.0%	$289,088
	Other assets and liabilities	–%	(35)
	Total net assets	100.0%	$289,053

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2011, the cost of securities for federal income tax purposes was $242,274 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$46,814
Unrealized Depreciation	—
Net Unrealized Appreciation	$46,814

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2011, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$289,088
Total	$289,088

4

American Funds Growth-Income HLS Fund
Schedule of Investments
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares		Market Value ╪
INVESTMENT COMPANIES - 100.0%
5,089	American Funds Insurance Series - Growth-Income Fund Class 1		$155,835

	Total investment companies
	(cost $139,040)		$155,835

	Total investments
	(cost $139,040) ▲	100.0%	$155,835
	Other assets and liabilities	–%	(25)
	Total net assets	100.0%	$155,810

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2011, the cost of securities for federal income tax purposes was $142,433 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$13,402
Unrealized Depreciation	—
Net Unrealized Appreciation	$13,402

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2011, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$155,835
Total	$155,835

American Funds International HLS Fund
Schedule of Investments
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares		Market Value ╪
INVESTMENT COMPANIES - 100.0%
12,781	American Funds Insurance Series - International Fund Class 1		$188,013

	Total investment companies
	(cost $184,659)		$188,013

	Total investments
	(cost $184,659) ▲	100.0%	$188,013
	Other assets and liabilities	–%	(21)
	Total net assets	100.0%	$187,992

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2011, the cost of securities for federal income tax purposes was $189,797 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$—
Unrealized Depreciation	(1,784)
Net Unrealized Depreciation	$(1,784)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2011, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$188,013
Total	$188,013

5

American Funds New World HLS Fund
Schedule of Investments
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares		Market Value ╪
INVESTMENT COMPANIES - 100.0%
2,684	American Funds Insurance Series - New World Fund Class 1		$50,971

	Total investment companies
	(cost $45,784)		$50,971

	Total investments
	(cost $45,784) ▲	100.0%	$50,971
	Other assets and liabilities	–%	(10)
	Total net assets	100.0%	$50,961

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2011, the cost of securities for federal income tax purposes was $47,862 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$3,109
Unrealized Depreciation	—
Net Unrealized Appreciation	$3,109

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

At September 30, 2011, the investment valuation hierarchy levels were:
Assets:
Investment in Securities - Level 1	$50,971
Total	$50,971

6

Hartford Capital Appreciation HLS Fund
Schedule of Investments
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.6%
	Automobiles & Components - 4.4%
104	Continental AG	$5,998
253	Daimler AG	11,257
1,035	Dana Holding Corp. ●	10,872
3,095	Dongfeng Motor Group Co., Ltd.	4,196
22,118	Ford Motor Co. w/ Rights ●	213,881
333	General Motors Co. ●	6,722
304	Gentex Corp.	7,309
4,728	Goodyear Tire & Rubber Co. ●	47,701
182	Johnson Controls, Inc.	4,810
1,513	Modine Manufacturing Co. ●	13,707
1,304	Stoneridge, Inc. ●	6,807
1,609	TRW Automotive Holdings Corp. ●	52,675
150	Yamaha Motor Co., Ltd.	1,984
		387,919
	Banks - 4.6%
3,346	Banco Santander Brasil S.A.	24,495
1,485	Barclays Bank plc ADR	3,642
890	BB&T Corp.	18,992
32	BNP Paribas	1,273
679	DNB Nor ASA	6,770
1,081	Fifth Third Bancorp	10,923
107	KB Financial Group, Inc.	3,544
22,980	Mitsubishi UFJ Financial Group, Inc.	105,468
1,827	Oversea-Chinese Banking Corp., Ltd.	11,260
241	PNC Financial Services Group, Inc.	11,624
1,972	Radian Group, Inc.	4,319
2,470	Standard Chartered plc	49,281
715	State Bank of India	27,718
5,311	Wells Fargo & Co.	128,109
		407,418
	Capital Goods - 7.4%
72	ABB Ltd. ADR	1,236
282	Assa Abloy Ab	5,808
232	BE Aerospace, Inc. ●	7,665
362	Belden, Inc.	9,338
120	Caterpillar, Inc.	8,826
4,436	Changsha Zoomlion Heavy Industry Science and Technology Co., Ltd.	4,957
87	Dover Corp.	4,051
1,106	Fiat Industrial S.p.A. ●	8,266
126	Flowserve Corp.	9,317
218	Foster Wheeler AG ●	3,876
564	General Dynamics Corp.	32,102
7,853	General Electric Co.	119,681
1,337	Honeywell International, Inc.	58,696
190	Ingersoll-Rand plc	5,351
12,705	Itochu Corp.	121,411
202	Joy Global, Inc.	12,600
316	JS Group Corp.	8,844
111	Kone Oyj Class B	5,277
146	L-3 Communications Holdings, Inc.	9,065
798	Meritor, Inc. ●	5,632
93	Moog, Inc. Class A ●	3,048
1,419	Navistar International Corp. ●	45,563
429	Northrop Grumman Corp.	22,383
189	PACCAR, Inc.	6,384
160	Parker-Hannifin Corp.	10,081
176	Pentair, Inc.	5,636
11	Precision Castparts Corp.	1,679
1,091	Rolls-Royce Holdings plc	10,028
1,154	Safran S.A.	35,305
332	Sandvik Ab	3,830
228	Schneider Electric S.A.	12,220
198	Terex Corp. ●	2,031
818	United Rentals, Inc. ●	13,767
457	Vallourec	26,171
358	WESCO International, Inc. ●	12,021
		652,146
	Commercial & Professional Services - 0.2%
222	Edenred	5,285
337	Manpower, Inc.	11,320
		16,605
	Consumer Durables & Apparel - 1.4%
1,402	Brunswick Corp.	19,678
206	Burberry Group plc	3,735
62	CIE Financiere Richemont S.A.	2,745
223	Coach, Inc.	11,556
71	Deckers Outdoor Corp. ●	6,659
185	De'Longhi S.p.A.	1,661
1,863	Furniture Brands International, Inc. ●	3,838
336	Hanesbrands, Inc. ●	8,411
213	Jarden Corp.	6,014
62	Lululemon Athletica, Inc. ●	3,003
27	LVMH Moet Hennessy Louis Vuitton S.A.	3,628
733	Mattel, Inc.	18,967
75	Pandora A/S	500
1,392	PDG Realty S.A.	4,488
1,390	Pulte Group, Inc. ●	5,491
219	Skechers USA, Inc. Class A ●	3,068
232	Sodastream International Ltd. ●	7,657
128	Tempur-Pedic International, Inc. ●	6,748
92	Whirlpool Corp.	4,592
		122,439
	Consumer Services - 1.1%
22	Carnival Corp.	673
58	Coinstar, Inc. ●	2,322
452	Compass Group plc	3,647
120	Cracker Barrel Old Country Store, Inc.	4,798
78	Ctrip.com International Ltd. ADR ●	2,514
217	DeVry, Inc.	8,013
354	ITT Educational Services, Inc. ●	20,376
406	Marriott International, Inc. Class A	11,059
84	New Oriental Education & Technology Group, Inc. ADR ●	1,926
333	Starbucks Corp.	12,422
1,861	Thomas Cook Group plc	1,147
166	Weight Watchers International, Inc.	9,698
787	Wynn Macau Ltd.	1,861
378	Yum! Brands, Inc.	18,689
		99,145
	Diversified Financials - 7.1%
483	Ameriprise Financial, Inc.	19,017
5,666	Bank of America Corp.	34,675
182	BlackRock, Inc.	26,888
1,932	CITIC Securities Co., Ltd. ●☼	3,299
3,650	Citigroup, Inc.	93,519

1

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.6% - (continued)
	Diversified Financials - 7.1% - (continued)
330	Credit Suisse Group AG	$8,629
1,368	GAM Holding Ltd.	17,117
1,088	Goldman Sachs Group, Inc.	102,880
53	Hong Kong Exchanges & Clearing Ltd.	767
8,207	ING Groep N.V. ●	57,889
469	Invesco Ltd.	7,266
7,094	JP Morgan Chase & Co.	213,660
342	Justice Holdings Ltd. ●	5,038
228	Nasdaq OMX Group, Inc. ●	5,285
119	Oaktree Capital ■●	5,364
281	PHH Corp. ●	4,519
75	Solar Cayman Ltd. ⌂■●†	7
1,372	UBS AG	15,697
76	UBS AG ADR ●	864
199	Waddell and Reed Financial, Inc. Class A w/ Rights	4,980
		627,360
	Energy - 11.3%
1,418	Alpha Natural Resources, Inc. ●	25,076
511	Anadarko Petroleum Corp.	32,216
215	Apache Corp.	17,245
219	Atwood Oceanics, Inc. ●	7,542
65	Baker Hughes, Inc.	3,001
1,388	BG Group plc	26,567
219	Bourbon S.A.	4,972
1,664	BP plc ADR	60,025
200	Bumi plc ●	2,687
318	Cameron International Corp. ●	13,210
380	Canadian Natural Resources Ltd. ADR	11,112
5,266	Chesapeake Energy Corp.	134,556
1,611	Cobalt International Energy ●	12,421
344	Consol Energy, Inc.	11,686
100	Diamond Offshore Drilling, Inc.	5,483
1,639	ENSCO International plc	66,255
329	EOG Resources, Inc.	23,384
801	Exxon Mobil Corp.	58,155
318	Frontline Ltd.	1,542
179	Hornbeck Offshore Services, Inc. ●	4,471
1,478	Imperial Oil Ltd.	53,378
2	Inpex Corp.	9,703
1,792	Karoon Gas Australia Ltd. ●	4,809
142	Kior, Inc. ●	2,953
546	Lone Pine Resources, Inc. ●	3,605
276	Noble Corp.	8,101
920	OAO Gazprom Class S ADR	8,913
653	Occidental Petroleum Corp.	46,725
137	Overseas Shipholding Group, Inc.	1,881
1,389	Pacific Rubiales Energy Corp.	29,435
108	Peabody Energy Corp.	3,656
7,396	PetroChina Co., Ltd.	8,959
4,372	Petroleo Brasileiro S.A. ADR	98,162
3,222	Petroleum Geo-Services ●	32,393
613	Pioneer Natural Resources Co.	40,328
292	Reliance Industries Ltd. GDR ■	9,626
177	Royal Dutch Shell plc ADR	10,873
551	Southwestern Energy Co. ●	18,375
436	Statoil ASA	9,364
351	Statoilhydro ASA ADR	7,574
1,236	Suncor Energy, Inc.	31,436
8	Technip S.A.	601
248	TGS Nopec Geophysical Co. ASA	4,598
533	Tsakos Energy Navigation Ltd.	2,975
215	Ultra Petroleum Corp. ●	5,949
177	Valero Energy Corp.	3,156
218	Vallares ⌂●†	3,385
223	Venoco, Inc. ●	1,962
268	Whiting Petroleum Corp. ●	9,417
130	Woodside Petroleum Ltd.	4,020
		997,918
	Food & Staples Retailing - 1.7%
3,316	CVS Caremark Corp.	111,353
7,015	Olam International Ltd.	11,954
788	Sysco Corp.	20,421
279	Walgreen Co.	9,180
		152,908
	Food, Beverage & Tobacco - 2.8%
657	Anheuser-Busch InBev N.V.	34,867
520	Archer Daniels Midland Co.	12,894
8,206	China Agri-Industries Holdings	5,155
963	Cott Corp. ●	6,555
216	Green Mountain Coffee Roasters, Inc. ●	20,076
176	Groupe Danone	10,810
834	Grupo Modelo S.A.B.	4,716
308	Imperial Tobacco Group plc	10,399
1,884	Kraft Foods, Inc.	63,250
829	Maple Leaf Foods, Inc. w/ Rights	9,004
452	Molson Coors Brewing Co.	17,911
517	PepsiCo, Inc.	31,989
489	Smithfield Foods, Inc. ●	9,530
467	Tyson Foods, Inc. Class A	8,103
		245,259
	Health Care Equipment & Services - 3.9%
151	Aetna, Inc.	5,489
142	Amerisource Bergen Corp.	5,286
313	Cardinal Health, Inc.	13,105
6,783	CareView Communications, Inc. ●	10,649
700	Covidien International plc	30,870
159	Edwards Lifesciences Corp. ●	11,366
175	Gen-Probe, Inc. ●	10,042
759	Hologic, Inc. ●	11,542
104	Humana, Inc.	7,528
42	Intuitive Surgical, Inc. ●	15,382
53	Laboratory Corp. of America Holdings ●	4,198
1,343	Medtronic, Inc.	44,649
218	St. Jude Medical, Inc.	7,886
140	SXC Health Solutions Corp. ●	7,787
2,773	UnitedHealth Group, Inc.	127,907
612	Universal Health Services, Inc. Class B	20,794
86	Wellpoint, Inc.	5,634
		340,114
	Household & Personal Products - 0.5%
118	Beiersdorf AG	6,333
217	Colgate-Palmolive Co.	19,213
671	Hengan International Group Co., Ltd.	5,359
215	Reckitt Benckiser Group plc	10,890
		41,795
	Insurance - 2.8%
227	ACE Ltd.	13,769

2

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.6% - (continued)
	Insurance - 2.8% - (continued)
1,141	Aflac, Inc.	$39,872
2,033	Ageas	3,502
5,516	AIA Group Ltd.	15,620
2,132	American International Group, Inc. ●	46,795
500	AON Corp.	20,996
989	Assured Guaranty Ltd.	10,865
177	Everest Re Group Ltd.	14,077
1,229	Genworth Financial, Inc. ●	7,057
214	Platinum Underwriters Holdings Ltd.	6,591
289	Principal Financial Group, Inc.	6,554
690	Prudential plc	5,924
258	Reinsurance Group of America, Inc.	11,872
121	StanCorp Financial Group, Inc.	3,327
358	Swiss Re Ltd.	16,788
825	Unum Group	17,283
41	Zurich Financial Services AG	8,544
		249,436
	Materials - 6.0%
86	Agrium U.S., Inc.	5,739
136	Allegheny Technologies, Inc.	5,045
1,072	AngloGold Ltd. ADR	44,330
279	Antofagasta	3,987
154	ArcelorMittal ADR	2,448
458	Barrick Gold Corp.	21,352
141	BASF SE	8,586
234	Cabot Corp.	5,794
215	Celanese Corp.	6,994
44	Cliff's Natural Resources, Inc.	2,236
1,682	CRH plc	26,153
5,203	Dow Chemical Co.	116,852
167	First Quantum Minerals Ltd.	2,219
1,203	Fortescue Metals Group Ltd.	5,024
405	Freeport-McMoRan Copper & Gold, Inc.	12,341
8,973	Glencore International plc	56,378
119	HeidelbergCement AG w/ Rights	4,328
11,203	Huabao International Holdings Ltd.	9,116
298	JSR Corp.	5,121
544	Kinross Gold Corp.	8,084
1,577	Louisiana-Pacific Corp. ●	8,041
620	Methanex Corp. ADR	12,928
158	Molycorp, Inc. ●	5,197
1,468	Mosaic Co.	71,902
38	Nitto Denko Corp.	1,510
642	Norbord, Inc. ●	4,833
236	Nucor Corp.	7,478
797	Owens-Illinois, Inc. ●	12,050
1,797	Petronas Chemicals Group Bhd.	3,101
75	Potash Corp. of Saskatchewan, Inc.	3,242
134	Praxair, Inc.	12,554
224	Rio Tinto plc ADR	9,883
1,970	Sino Forest Corp. Class A ⌂●†	1,896
112	Teck Cominco Ltd. Class B	3,275
2,592	TSRC Corp.	5,657
144	Umicore	5,204
34	Walter Energy, Inc.	2,055
176	Xstrata plc	2,226
105	Yamato Kogyo Co.	2,755
		527,914
	Media - 1.3%
93	CBS Corp. Class B	1,899
1,357	Comcast Corp. Class A	28,354
468	Comcast Corp. Special Class A	9,689
725	DirecTV Class A ●	30,631
30	Harvey Weinstein Co. Holdings Class A-1 ⌂●†∞	–
174	Omnicom Group, Inc.	6,396
155	Publicis Groupe	6,451
6,566	Sirius XM Radio, Inc. w/ Rights ●	9,915
713	Walt Disney Co.	21,513
		114,848
	Pharmaceuticals, Biotechnology & Life Sciences - 7.3%
1,709	Agilent Technologies, Inc. ●	53,406
121	Alkermes plc ●	1,839
751	Almirall S.A.	5,281
493	Amgen, Inc.	27,106
134	Amylin Pharmaceuticals, Inc. ●	1,240
329	AstraZeneca plc	14,622
114	AstraZeneca plc ADR	5,049
159	Auxilium Pharmaceuticals, Inc. ●	2,380
1,639	Avanir Pharmaceuticals ●	4,688
81	Biogen Idec, Inc. ●	7,508
453	Bristol-Myers Squibb Co.	14,206
274	Bruker Corp. ●	3,713
141	Celgene Corp. ●	8,706
81	Cubist Pharmaceuticals, Inc. ●	2,854
2,755	Daiichi Sankyo Co., Ltd.	57,432
576	Elan Corp. plc ADR ●	6,069
310	Eli Lilly & Co.	11,468
171	Gilead Sciences, Inc. ●	6,619
215	Map Pharmaceuticals, Inc. ●	3,137
1,199	Merck & Co., Inc.	39,232
434	Mylan, Inc. ●	7,378
5,081	Novavax, Inc. ●	8,180
240	Pharmaceutical Product Development, Inc.	6,158
618	Roche Holding AG	99,799
77	Salix Pharmaceuticals Ltd. ●	2,279
173	Seattle Genetics, Inc. ●	3,303
1,754	Shionogi & Co., Ltd.	25,948
3,817	Teva Pharmaceutical Industries Ltd. ADR	142,074
205	Thermo Fisher Scientific, Inc. ●	10,401
736	UCB S.A.	31,379
313	Waters Corp. ●	23,633
642	WuXi PharmaTech Cayman, Inc. ●	7,476
		644,563
	Real Estate - 0.1%
387	Mitsui Fudosan Co., Ltd.	6,114
141	Plum Creek Timber Co., Inc.	4,902
		11,016
	Retailing - 4.5%
8,452	Allstar Co. ⌂†	7,607
140	Amazon.com, Inc. ●	30,227
145	Ann, Inc. ●	3,321
1,127	Belle International Holdings Ltd.	1,943
29,055	Buck Holdings L.P. ⌂●†	70,652
248	Buckle (The), Inc.	9,532
295	CarMax, Inc. ●	7,045
73	Children's Place Retail Stores, Inc. ●	3,388

3

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.6% - (continued)
	Retailing - 4.5% - (continued)
177	China ZhengTong Automotive Services Holdings Ltd. ●	$157
401	Express, Inc.	8,142
42	Fast Retailing Co., Ltd.	7,504
575	Golden Eagle Retail Group Ltd.	1,171
323	Guess?, Inc.	9,205
591	Kohl's Corp.	29,025
2,047	Lowe's Co., Inc.	39,598
38	Netflix, Inc. ●	4,244
169	Nordstrom, Inc.	7,725
1,395	Ontime Department Store	1,545
24	Priceline.com, Inc. ●	10,643
173	Ross Stores, Inc.	13,613
2,989	Sa Sa International Holdings Ltd.	1,772
45	Shutterfly, Inc. ●	1,857
227	Start Today Co., Ltd.	4,928
610	Target Corp.	29,892
1,562	TJX Cos., Inc.	86,646
		391,382
	Semiconductors & Semiconductor Equipment - 3.6%
1,331	Altera Corp.	41,961
454	Analog Devices, Inc.	14,190
2,320	Avago Technologies Ltd.	76,010
168	Cavium, Inc. ●	4,545
101	Cree, Inc. ●	2,620
337	Cypress Semiconductor Corp.	5,043
198	Freescale Semiconductor Holdings Ltd. ●	2,182
130	Hynix Semiconductor, Inc.	2,294
536	Intersil Corp.	5,511
161	Linear Technology Corp.	4,461
492	Maxim Integrated Products, Inc.	11,481
534	Micron Technology, Inc. ●	2,691
511	NVIDIA Corp. ●	6,383
556	ON Semiconductor Corp. ●	3,987
505	RF Micro Devices, Inc. ●	3,200
67	Samsung Electronics Co., Ltd.	46,805
608	Skyworks Solutions, Inc. ●	10,904
1,905	Texas Instruments, Inc.	50,763
904	Xilinx, Inc.	24,811
		319,842
	Software & Services - 11.3%
2,929	Activision Blizzard, Inc.	34,858
158	Adobe Systems, Inc. ●	3,830
406	Alibaba.com Ltd.	373
32	AsiaInfo-Linkage, Inc. ●	235
467	Automatic Data Processing, Inc.	22,009
6	Baidu, Inc. ADR ●	590
112	BMC Software, Inc. ●	4,307
644	Booz Allen Hamilton Holding Corp. ●	9,580
910	Cadence Design Systems, Inc. ●	8,407
113	Check Point Software Technologies Ltd. ADR ●	5,983
105	Citrix Systems, Inc. ●	5,726
155	Concur Technologies, Inc. ●	5,784
78	DeNa Co., Ltd.	3,276
4,945	eBay, Inc. ●	145,822
215	Fiserv, Inc. ●	10,905
200	Global Payments, Inc.	8,086
301	Google, Inc. ●	154,885
219	IAC/Interactive Corp. ●	8,654
675	IBM Corp.	118,154
606	iGate Corp.	6,987
313	JDA Software Group, Inc. ●	7,345
1,987	Kit Digital, Inc. ●	16,695
32	LinkedIn Corp. ●	2,499
76	Micros Systems ●	3,346
4,328	Microsoft Corp.	107,716
84	MicroStrategy, Inc. ●	9,563
79	Netease.com, Inc. ●	3,012
5,986	Oracle Corp.	172,025
235	Paychex, Inc.	6,198
160	QLIK Technologies, Inc. ●	3,459
72	Red Hat, Inc. ●	3,043
117	S.p.A. ADR	5,942
32	Salesforce.com, Inc. ●	3,703
249	Sohu.com, Inc. ●	12,019
115	Teradata Corp. ●‡	6,167
281	Tibco Software, Inc. ●	6,296
516	TiVo, Inc. ●	4,816
3,815	Western Union Co.	58,331
		990,626
	Technology Hardware & Equipment - 6.6%
245	Acme Packet, Inc. ●	10,454
1,543	Alcatel - Lucent ADR ●	4,365
456	Apple, Inc. ●	173,690
306	Arrow Electronics, Inc. ●	8,487
161	Aruba Networks, Inc. ●	3,358
5,360	Cisco Systems, Inc.	83,021
408	Corning, Inc.	5,048
496	Dell, Inc. ●	7,015
3,311	EMC Corp. ●	69,499
462	Emulex Corp. ●	2,959
174	F5 Networks, Inc. ●	12,346
242	Finisar Corp. ●	4,246
1,865	Flextronics International Ltd. ●	10,502
625	Fujitsu Ltd.	2,945
300	Harris Corp.	10,250
3,310	Hon Hai Precision Industry Co., Ltd.	7,375
47	Hon Hai Precision Industry Co., Ltd. GDR §	214
988	Jabil Circuit, Inc.	17,584
1,768	JDS Uniphase Corp. ●	17,626
2,490	Juniper Networks, Inc. ●	42,982
5,222	Legend Holdings Ltd.	3,492
283	NetApp, Inc. ●	9,619
9,397	Nokia Oyj	53,137
469	Polycom, Inc. ●	8,617
527	QLogic Corp. ●	6,688
114	Riverbed Technology, Inc. ●	2,282
64	Universal Display Corp. ●	3,074
		580,875
	Telecommunication Services - 0.6%
87	American Tower Corp. Class A ●	4,675
381	Softbank Corp.	11,156
335	Sprint Nextel Corp. ●	1,020
1,839	Telenor ASA	28,368
380	Vodafone Group plc ADR	9,754
		54,973

4

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 95.6% - (continued)
	Transportation - 4.4%
9,697	Delta Air Lines, Inc. ●	$72,725
1,083	FedEx Corp.	73,325
5,606	Hertz Global Holdings, Inc. ●	49,891
792	JSL S.A.	3,531
448	Knight Transportation, Inc.	5,959
42	Kuehne & Nagel International AG	4,688
457	Localiza Rent a Car S.A.	6,036
1,339	Toll Holdings Ltd.	5,614
6,596	United Continental Holdings, Inc. ●	127,837
609	United Parcel Service, Inc. Class B	38,439
		388,045
	Utilities - 0.7%
428	Companhia Energetica de Minas Gerais ADR	6,349
195	Entergy Corp.	12,941
623	N.V. Energy, Inc.	9,168
227	NextEra Energy, Inc.	12,279
439	PG&E Corp.	18,565
		59,302
	Total common stocks
	(cost $9,721,453)	$8,423,848

WARRANTS - 0.0%
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
510	Novavax, Inc. ⌂	$–

	Total warrants
	(cost $–)	$–

CORPORATE BONDS - 0.3%
	Finance and Insurance - 0.3%
	MBIA Insurance Co.
$53,500	14.00%, 01/15/2033 ■Δ	$24,075

	Primary Metal Manufacturing - 0.0%
	Allegheny Technologies, Inc.
707	4.25%, 06/01/2014 ۞	854

	Total corporate bonds
	(cost $54,001)	$24,929

	Total long-term investments (cost $9,775,454)	$8,448,777

SHORT-TERM INVESTMENTS - 4.0%
	Repurchase Agreements - 4.0%

Bank of America Merrill Lynch TriParty
Joint Repurchase Agreement (maturing on
10/03/2011 in the amount of $120,184,
collateralized by FHLMC 4.00% - 5.00%,
2030 - 2041, FNMA 4.00% - 5.50%, 2025
- 2041, value of $122,587)

$120,184	0.08%, 09/30/2011	$120,184
Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 10/03/2011 in the
amount of $209,899, collateralized by
FHLMC 4.50% - 5.00%, 2040 - 2041,
FNMA 3.00% - 4.50%, 2021 - 2041, U.S.
Treasury Bond 6.00% - 7.13%, 2023 -
2026, value of $214,096)

209,898	0.05 - 0.06%, 09/30/2011		209,898
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $203, collateralized by U.S. Treasury Note 4.50%, 2017, value of $208)
203	0.01%, 09/30/2011		203

UBS Securities, Inc. TriParty Joint
Repurchase Agreement (maturing on
10/03/2011 in the amount of $19,043,
collateralized by FHLMC 4.00% - 6.50%,
2021 - 2041, FNMA 4.00% - 4.50%, 2025
- 2041, value of $19,424)

19,043	0.08%, 09/30/2011		19,043
349328			349,328
	Total short-term investments
	(cost $349,328)		$349,328

	Total investments
	(cost $10,124,782) ▲	99.9%	$8,798,105
	Other assets and liabilities	0.1%	8,812
	Total net assets	100.0%	$8,806,917

5

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 25.4% of total net assets at September 30, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2011, the cost of securities for federal income tax purposes was $10,341,427 and the aggregate gross unrealized appreciation and depreciation based on that cost were

Unrealized Appreciation	$293,449
Unrealized Depreciation	(1,836,771)
Net Unrealized Depreciation	$(1,543,322)

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors at September 30, 2011, was $83,547, which represents 0.9% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2011.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At September 30, 2011, the aggregate value of these securities was $39,072, which represents 0.4% of total net assets.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933.  The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid.  At September 30, 2011, the aggregate value of these securities amounted to $214, which rounds to zero percent of total net assets.

∞
Securities exempt from registration under Regulation D of the Securities Act of 1933.  The Fund may only be able to resell these securities if they are subsequently registered or if an exemption from registration under the federal and state securities laws is available.  Unless otherwise indicated, these holdings are determined to be liquid.  At September 30, 2011, the aggregate value and percentage of net assets of these securities rounds to zero.

۞	Convertible security.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at September 30, 2011 was $3,329.

⌂
The following securities are considered illiquid.  Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	8,452	Allstar Co.	$8,604
06/2007	29,055	Buck Holdings L.P.	13,109
10/2005	30	Harvey Weinstein Co. Holdings Class A-1 - Reg D	27,951
07/2008	510	Novavax, Inc. Warrants	–
01/2010 - 07/2011	1,970	Sino Forest Corp. Class A	33,397
03/2007	75	Solar Cayman Ltd. - 144A	56
06/2011 - 09/2011	218	Vallares	3,530

The aggregate value of these securities at September 30, 2011, was $83,547, which represents 0.9% of total net assets.

6

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at September 30, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
British Pound	Banc of America Securities	Sell	$281	$281	10/04/2011	$–
British Pound	Deutsche Bank Securities	Sell	2,077	2,082	10/03/2011	5
Euro	Citibank	Sell	509	515	10/03/2011	6
Euro	Citibank	Sell	941	953	10/04/2011	12
Euro	CS First Boston	Sell	1,037	1,041	10/05/2011	4
Euro	UBS AG	Sell	3,883	3,946	10/03/2011	63
Euro	UBS AG	Buy	528	537	10/03/2011	(9)
Hong Kong Dollar	HSBC Securities	Buy	3,332	3,330	10/06/2011	2
Hong Kong Dollar	UBS AG	Sell	1,670	1,670	10/04/2011	–
Japanese Yen	CS First Boston	Sell	262	264	10/03/2011	2
Japanese Yen	Deutsche Bank Securities	Sell	64,362	60,375	03/02/2012	(3,987)
Japanese Yen	Goldman Sachs	Sell	40,722	40,908	03/02/2012	186
Japanese Yen	Goldman Sachs	Buy	17	17	10/04/2011	–
Japanese Yen	Morgan Stanley	Sell	64,362	60,408	03/02/2012	(3,954)
Japanese Yen	UBS AG	Sell	64,265	60,302	03/02/2012	(3,963)
Singapore Dollar	CS First Boston	Buy	3,501	3,537	10/04/2011	(36)
Singapore Dollar	HSBC Securities	Buy	8,023	8,176	10/03/2011	(153)
Swiss Franc	Deutsche Bank Securities	Sell	57	57	10/04/2011	–
Swiss Franc	UBS AG	Sell	34	34	10/05/2011	–
Swiss Franc	UBS AG	Sell	269	270	10/05/2011	1
Swiss Franc	Westpac International	Sell	1,971	1,988	10/04/2011	17
						$(11,804)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

7

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles & Components	$387,919	$364,484	$23,435	$–
Banks	407,418	303,930	103,488	–
Capital Goods	652,146	410,030	242,116	–
Commercial & Professional Services	16,605	11,320	5,285	–
Consumer Durables & Apparel	122,439	110,170	12,269	–
Consumer Services	99,145	92,490	6,655	–
Diversified Financials	627,360	516,852	105,137	5,371
Energy	997,918	888,547	105,986	3,385
Food & Staples Retailing	152,908	140,954	11,954	–
Food, Beverage & Tobacco	245,259	184,027	61,232	–
Health Care Equipment & Services	340,114	340,114	–	–
Household & Personal Products	41,795	19,213	22,582	–
Insurance	249,436	215,846	33,590	–
Materials	527,914	443,249	82,769	1,896
Media	114,848	108,397	6,451	–
Pharmaceuticals, Biotechnology & Life Sciences	644,563	410,103	234,460	–
Real Estate	11,016	4,902	6,114	–
Retailing	391,382	294,102	19,021	78,259
Semiconductors & Semiconductor Equipment	319,842	270,743	49,099	–
Software & Services	990,626	986,977	3,649	–
Technology Hardware & Equipment	580,875	513,926	66,949	–
Telecommunication Services	54,973	15,449	39,524	–
Transportation	388,045	377,742	10,303	–
Utilities	59,302	59,302	–	–
Total	8,423,848	7,082,869	1,252,068	88,911
Corporate Bonds	24,929	–	24,929	–
Warrants	–	–	–	–
Short-Term Investments	349,328	–	349,328	–
Total	$8,798,105	$7,082,869	$1,626,325	$88,911
Foreign Currency Contracts*	298	–	298	–
Total	$298	$–	$298	$–
Liabilities:
Foreign Currency Contracts*	12,102	–	12,102	–
Total	$12,102	$–	$12,102	$–

♦	For the nine-month period ended September 30, 2011, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

8

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of September 30, 2011
Assets:
Common Stocks	$81,336	$10,085	$(31,449	)†	$—	$16,890	$(52,006)	$64,055	$—	$88,911
Total	$81,336	$10,085	$(31,449)		$—	$16,890	$(52,006)	$64,055	$—	$88,911

*
Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
    1) Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
    2) Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
    3) Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation or depreciation in the current period relating to assets still held at September 30, 2011 was $(30,312).

9

Hartford Capital Appreciation HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
 (000’s Omitted)

Diversification by Country
as of September 30, 2011
Percentage of
Country	Net Assets
Australia	0 .3%
Belgium	0 .9
Brazil	1 .7
Canada	2 .3
China	0 .4
Denmark	0 .0
Finland	0 .7
France	1 .3
Germany	0 .6
Greece	0 .0
Hong Kong	0 .5
India	0 .4
Ireland	0 .4
Israel	1 .8
Italy	0 .1
Japan	4 .2
Jersey	0 .6
Luxembourg	0 .0
Malaysia	0 .0
Mexico	0 .1
Netherlands	0 .7
Norway	1 .1
Russia	0 .1
Singapore	0 .2
South Africa	0 .5
South Korea	0 .5
Spain	0 .1
Sweden	0 .1
Switzerland	2 .0
Taiwan	0 .2
United Kingdom	3 .6
United States	70 .5
Short-Term Investments	4 .0
Other Assets and Liabilities	0 .1
Total	100 .0%

10

Hartford Disciplined Equity HLS Fund
Schedule of Investments
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.9%
	Automobiles & Components - 1.3%
807	Ford Motor Co. w/ Rights ●	$7,806
123	TRW Automotive Holdings Corp. ●	4,039
		11,845
	Banks - 4.6%
340	BB&T Corp.	7,243
271	PNC Financial Services Group, Inc.	13,069
916	Wells Fargo & Co.	22,089
		42,401
	Capital Goods - 9.9%
141	3M Co.	10,151
202	AMETEK, Inc.	6,673
77	Boeing Co.	4,662
63	Caterpillar, Inc.	4,633
150	Cooper Industries plc Class A Θ	6,930
138	Dover Corp.	6,427
146	Illinois Tool Works, Inc.	6,065
200	Northrop Grumman Corp.	10,438
75	Parker-Hannifin Corp.	4,751
102	TransDigm Group, Inc. ●	8,344
206	United Technologies Corp.	14,473
54	W.W. Grainger, Inc.	8,024
		91,571
	Commercial & Professional Services - 0.8%
123	Towers Watson & Co.	7,343

	Consumer Durables & Apparel - 2.1%
118	Deckers Outdoor Corp. ●	11,031
143	PVH Corp.	8,352
		19,383
	Consumer Services - 1.5%
155	McDonald's Corp.	13,630

	Diversified Financials - 5.4%
152	Ameriprise Financial, Inc.	5,984
1,500	Bank of America Corp. Θ	9,180
33	BlackRock, Inc.	4,855
98	Goldman Sachs Group, Inc.	9,263
369	JP Morgan Chase & Co.	11,105
176	Nasdaq OMX Group, Inc. ●	4,068
434	SLM Corp.	5,402
		49,857
	Energy - 8.6%
162	Anadarko Petroleum Corp.	10,201
276	Chesapeake Energy Corp.	7,044
112	Chevron Corp.	10,380
313	Exxon Mobil Corp.	22,762
211	Marathon Oil Corp.	4,547
105	Marathon Petroleum Corp.	2,851
206	Occidental Petroleum Corp.	14,730
225	Ultra Petroleum Corp. ●	6,240
		78,755
	Food & Staples Retailing - 2.0%
207	CVS Caremark Corp.	6,941
343	Walgreen Co.	11,278
		18,219
	Food, Beverage & Tobacco - 8.3%
394	Altria Group, Inc.	10,556
285	Constellation Brands, Inc. Class A ●	5,125
141	Dr. Pepper Snapple Group	5,481
69	Hansen National Corp. ●	6,041
96	Lorillard, Inc.	10,597
208	PepsiCo, Inc.	12,866
406	Philip Morris International, Inc.	25,329
		75,995
	Health Care Equipment & Services - 3.8%
177	Covidien International plc Θ	7,788
117	McKesson Corp.	8,528
132	St. Jude Medical, Inc.	4,760
311	UnitedHealth Group, Inc. Θ	14,360
		35,436
	Household & Personal Products - 2.0%
133	Energizer Holdings, Inc. ●	8,842
134	Kimberly-Clark Corp.	9,539
		18,381
	Insurance - 2.0%
201	Allied World Assurance Holdings Ltd.	10,785
360	Unum Group	7,536
		18,321
	Materials - 2.2%
355	Dow Chemical Co.	7,963
102	Mosaic Co.	5,015
123	Newmont Mining Corp. Θ	7,716
		20,694
	Pharmaceuticals, Biotechnology & Life Sciences - 11.4%
156	Agilent Technologies, Inc. ●	4,877
168	Amgen, Inc.	9,239
49	Biogen Idec, Inc. ●	4,525
166	Celgene Corp. ●	10,258
151	Eli Lilly & Co.	5,587
270	Forest Laboratories, Inc. ●	8,308
214	Gilead Sciences, Inc. ●	8,303
444	Merck & Co., Inc.	14,515
472	Pfizer, Inc.	8,346
101	Regeneron Pharmaceuticals, Inc. ●	5,873
153	Salix Pharmaceuticals Ltd. ●	4,540
92	Thermo Fisher Scientific, Inc. ●	4,671
71	Waters Corp. ●	5,373
161	Watson Pharmaceuticals, Inc. ●	11,011
		105,426
	Retailing - 5.9%
120	Abercrombie & Fitch Co. Class A	7,396
64	Amazon.com, Inc. ●Θ	13,869
394	Lowe's Co., Inc.	7,626
22	Netflix, Inc. ●	2,507
121	Ross Stores, Inc.	9,552
240	TJX Cos., Inc.	13,312
		54,262
	Semiconductors & Semiconductor Equipment - 0.8%
132	Avago Technologies Ltd.	4,332
155	Skyworks Solutions, Inc. ●	2,772
		7,104
	Software & Services - 14.2%
238	Accenture plc	12,535
644	Activision Blizzard, Inc.	7,662
200	BMC Software, Inc. ●	7,712
367	eBay, Inc. ●	10,833
91	Factset Research Systems, Inc.	8,077
24	Google, Inc. ●	12,170

1

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.9% - (continued)
	Software & Services - 14.2% - (continued)
125	IBM Corp.	$21,854
656	Oracle Corp.	18,841
175	Solera Holdings, Inc.	8,858
137	Teradata Corp. ●	7,307
251	VeriSign, Inc.	7,168
512	Western Union Co.	7,829
		130,846
	Technology Hardware & Equipment - 5.6%
87	Apple, Inc. ●	33,109
519	EMC Corp. ●	10,888
160	Qualcomm, Inc. Θ	7,776
		51,773
	Telecommunication Services - 0.7%
209	AT&T, Inc.	5,968

	Utilities - 5.8%
155	Entergy Corp.	10,256
120	NextEra Energy, Inc.	6,455
228	Northeast Utilities	7,659
257	PG&E Corp.	10,872
189	UGI Corp.	4,965
546	Xcel Energy, Inc.	13,476
		53,683
	Total common stocks
	(cost $854,997)	$910,893

	Total long-term investments (cost $854,997)	$910,893

SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.8%

Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
10/03/2011 in the amount of $2,528,
collateralized by FHLMC 4.00% - 5.00%,
2030 - 2041, FNMA 4.00% - 5.50%, 2025 -
2041, value of $2,579)

$2,528	0.08%, 09/30/2011	$2,528

Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 10/03/2011 in the
amount of $4,415, collateralized by
FHLMC 4.50% - 5.00%, 2040 - 2041,
FNMA 3.00% - 4.50%, 2021 - 2041, U.S.
Treasury Bond 6.00% - 7.13%, 2023 - 2026,
value of $4,503)

4,415	0.05 - 0.06%, 09/30/2011	4,415
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $4, collateralized by U.S. Treasury Note 4.50%, 2017, value of $4)
4	0.01%, 09/30/2011	4

UBS Securities, Inc. TriParty Joint Repurchase
Agreement (maturing on 10/03/2011 in the
amount of $401, collateralized by FHLMC
4.00% - 6.50%, 2021 - 2041, FNMA 4.00%
- 4.50%, 2025 - 2041, value of $409)

401	0.08%, 09/30/2011		401
			7,348
	Total short-term investments
	(cost $7,348)		$7,348

	Total investments
	(cost $862,345) ▲	99.7%	$918,241
	Other assets and liabilities	0.3%	2,763
	Total net assets	100.0%	$921,004

2

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2011, the cost of securities for federal income tax purposes was $862,516 and the aggregate gross unrealized appreciation and depreciation based on that cost were

Unrealized Appreciation	$122,990
Unrealized Depreciation	(67,265)
Net Unrealized Appreciation	$55,725

●	Currently non-income producing.

Θ	At September 30, 2011, this security, or a portion of this security, is designated to cover written call options in the table below:

Issuer	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
Amazon.com, Inc.	Equity	$235.00	11/21/2011	72	$72	$81	$9
Bank of America Corp.	Equity	$10.00	10/24/2011	1,873	2	39	37
Cooper Industries plc	Equity	$50.00	10/24/2011	213	19	19	–
Covidien International plc	Equity	$55.00	10/24/2011	188	–	17	17
Newmont Mining Corp.	Equity	$67.50	10/24/2011	157	19	16	(3)
Qualcomm, Inc.	Equity	$55.00	10/24/2011	193	5	17	12
UnitedHealth Group, Inc.	Equity	$50.00	10/24/2011	147	9	14	5
					$126	$203	$77

*	The number of contracts does not omit 000's.

Cash of $1,318 collateralized the written put options in the table below

Issuer	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
Abercrombie & Fitch Co. ‡	Equity	$45.00	10/24/2011	164	$5	$20	$15
BMC Software, Inc. ‡	Equity	$35.00	10/24/2011	251	14	24	10
Goldman Sachs Group, Inc. ‡	Equity	$80.00	10/24/2011	93	20	16	(4)
Marathon Oil Corp. ‡	Equity	$20.00	10/24/2011	370	20	15	(5)
Marathon Petroleum Corp. ‡	Equity	$30.00	10/24/2011	184	64	20	(44)
Nasdaq OMX Group, Inc. ‡	Equity	$20.00	10/24/2011	388	15	27	12
SLM Corp. ‡	Equity	$10.00	10/24/2011	756	8	21	13
					$146	$143	$(3)

*	The number of contracts does not omit 000's.
‡	At September 30, 2011, the maximum delivery obligation of these written put options is $5,185.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford Disciplined Equity HLS Fund
Schedule of Investments – (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$910,893	$910,893	$–	$–
Short-Term Investments	7,348	–	7,348	–
Total	$918,241	$910,893	$7,348	$–
Written Options *	130	130	–	–
Total	$130	$130	$–	$–
Liabilities:
Written Options *	56	56	–	–
Total	$56	$56	$–	$–

♦	For the nine-month period ended September 30, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

4

Hartford Dividend and Growth HLS Fund
Schedule of Investments
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.4%
	Automobiles & Components - 1.7%
2,206	Ford Motor Co. w/ Rights ●	$21,334
544	Honda Motor Co., Ltd. ADR	15,857
1,203	Johnson Controls, Inc.	31,726
		68,917
	Banks - 5.6%
1,144	PNC Financial Services Group, Inc.	55,129
1,514	US Bancorp	35,633
5,859	Wells Fargo & Co.	141,321
		232,083
	Capital Goods - 7.2%
1,023	Cooper Industries plc Class A	47,158
576	Deere & Co.	37,205
558	General Dynamics Corp.	31,762
2,847	General Electric Co.	43,394
823	Honeywell International, Inc.	36,116
196	Illinois Tool Works, Inc.	8,162
419	Northrop Grumman Corp.	21,839
386	Pentair, Inc.	12,340
644	Raytheon Co.	26,324
366	Siemens AG ADR	32,845
		297,145
	Commercial & Professional Services - 1.0%
1,306	Waste Management, Inc.	42,517

	Diversified Financials - 4.9%
4,694	Bank of America Corp.	28,726
197	BlackRock, Inc.	29,143
279	Goldman Sachs Group, Inc.	26,389
2,966	JP Morgan Chase & Co.	89,330
184	State Street Corp.	5,927
2,183	UBS AG ADR ●	24,947
		204,462
	Energy - 13.5%
993	Anadarko Petroleum Corp.	62,621
700	Baker Hughes, Inc.	32,331
603	Cenovus Energy, Inc.	18,526
624	Chesapeake Energy Corp.	15,941
1,574	Chevron Corp.	145,608
1,371	EnCana Corp. ADR	26,332
2,117	Exxon Mobil Corp.	153,760
516	Occidental Petroleum Corp.	36,908
797	Total S.A. ADR	34,982
1,104	Ultra Petroleum Corp. ●	30,614
		557,623
	Food & Staples Retailing - 0.9%
1,161	CVS Caremark Corp.	38,983

	Food, Beverage & Tobacco - 4.8%
399	Anheuser-Busch InBev N.V.	21,129
1,197	PepsiCo, Inc.	74,088
978	Philip Morris International, Inc.	60,981
1,303	Unilever N.V. Class NY ADR	41,025
		197,223
	Health Care Equipment & Services - 3.3%
1,186	Cardinal Health, Inc.	49,649
1,863	Medtronic, Inc.	61,913
508	UnitedHealth Group, Inc.	23,415
		134,977
	Household & Personal Products - 1.8%
1,150	Procter & Gamble Co.	72,670

	Insurance - 5.0%
895	ACE Ltd.	54,219
608	Chubb Corp.	36,492
303	Marsh & McLennan Cos., Inc.	8,044
1,853	MetLife, Inc.	51,911
770	Principal Financial Group, Inc.	17,452
818	Prudential Financial, Inc.	38,350
		206,468
	Materials - 2.4%
852	Barrick Gold Corp.	39,755
1,489	Dow Chemical Co.	33,452
985	Owens-Illinois, Inc. ●	14,892
258	Rio Tinto plc ADR	11,386
		99,485
	Media - 4.0%
3,541	Comcast Corp. Class A	74,011
412	Omnicom Group, Inc.	15,178
1,192	Time Warner, Inc.	35,726
1,283	Walt Disney Co.	38,692
		163,607
	Pharmaceuticals, Biotechnology & Life Sciences - 12.7%
303	Amgen, Inc.	16,661
1,135	AstraZeneca plc ADR	50,366
1,341	Bristol-Myers Squibb Co.	42,093
2,326	Eli Lilly & Co.	85,989
386	Hospira, Inc. ●	14,272
1,434	Johnson & Johnson	91,386
2,802	Merck & Co., Inc.	91,660
6,051	Pfizer, Inc.	106,979
701	Teva Pharmaceutical Industries Ltd. ADR	26,106
		525,512
	Retailing - 3.1%
477	J.C. Penney Co., Inc.	12,782
2,352	Lowe's Co., Inc.	45,478
1,717	Staples, Inc.	22,837
923	Target Corp.	45,269
		126,366
	Semiconductors & Semiconductor Equipment - 3.3%
815	Analog Devices, Inc.	25,462
2,420	Intel Corp.	51,608
1,584	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	18,101
1,511	Texas Instruments, Inc.	40,268
		135,439
	Software & Services - 8.2%
687	Accenture plc	36,165
936	Automatic Data Processing, Inc.	44,123
1,354	eBay, Inc. ●	39,938
701	IBM Corp.	122,679
3,852	Microsoft Corp.	95,866
		338,771

1

Hartford Dividend and Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.4% - (continued)
	Technology Hardware & Equipment - 2.5%
886	Avnet, Inc. ●	$23,094
2,824	Cisco Systems, Inc.	43,745
792	Qualcomm, Inc.	38,491
		105,330
	Telecommunication Services - 4.5%
6,295	AT&T, Inc.	179,541
2,548	Sprint Nextel Corp. ●	7,746
		187,287
	Transportation - 2.3%
513	FedEx Corp.	34,713
939	United Parcel Service, Inc. Class B	59,323
		94,036
	Utilities - 5.7%
1,205	Dominion Resources, Inc.	61,158
993	Exelon Corp.	42,330
934	NextEra Energy, Inc.	50,460
1,204	PG&E Corp.	50,937
1,265	Xcel Energy, Inc.	31,223
		236,108
	Total common stocks
	(cost $3,980,953)	$4,065,009

	Total long-term investments (cost $3,980,953)	$4,065,009

SHORT-TERM INVESTMENTS - 1.5%
	Repurchase Agreements - 1.5%

Bank of America Merrill Lynch TriParty
Joint Repurchase Agreement (maturing on
10/03/2011 in the amount of $21,481,
collateralized by FHLMC 4.00% - 5.00%,
2030 - 2041, FNMA 4.00% - 5.50%, 2025
- 2041, value of $21,911)

$21,481	0.08%, 09/30/2011	$21,481

Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 10/03/2011 in the
amount of $37,516, collateralized by
FHLMC 4.50% - 5.00%, 2040 - 2041,
FNMA 3.00% - 4.50%, 2021 - 2041, U.S.
Treasury Bond 6.00% - 7.13%, 2023 -
2026, value of $38,266)

37,516	0.05 - 0.06%, 09/30/2011	37,516
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $36, collateralized by U.S. Treasury Note 4.50%, 2017, value of $37)
36	0.01%, 09/30/2011	36

UBS Securities, Inc. TriParty Joint
Repurchase Agreement (maturing on
10/03/2011 in the amount of $3,404,
collateralized by FHLMC 4.00% - 6.50%,
2021 - 2041, FNMA 4.00% - 4.50%, 2025
- 2041, value of $3,472)

3,404	0.08%, 09/30/2011		3,404
			62,437
	Total short-term investments
	(cost $62,437)		$62,437

	Total investments
	(cost $4,043,390) ▲	99.9%	$4,127,446
	Other assets and liabilities	0.1%	2,755
	Total net assets	100.0%	$4,130,201

2

Hartford Dividend and Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents8.8% of total net assets at September 30, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2011, the cost of securities for federal income tax purposes was $4,055,115 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$435,610
Unrealized Depreciation	(363,279)
Net Unrealized Appreciation	$72,331

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
September 30, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$4,065,009	$4,065,009	$–	$–
Short-Term Investments	62,437	–	62,437	–
Total	$4,127,446	$4,065,009	$62,437	$–

♦	For the nine-month period ended September 30, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

Hartford Global Growth HLS Fund
Schedule of Investments
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.1%
	Automobiles & Components - 3.9%
132	Daimler AG	$5,890
230	Johnson Controls, Inc.	6,055
556	Nissan Motor Co., Ltd.	4,920
		16,865
	Banks - 2.5%
275	Itau Unibanco Banco Multiplo S.A. ADR	4,264
326	Standard Chartered plc	6,510
		10,774
	Capital Goods - 10.1%
114	Honeywell International, Inc.	4,999
211	JS Group Corp.	5,907
190	Komatsu Ltd.	4,105
227	Safran S.A.	6,931
459	Sandvik Ab	5,284
105	Schneider Electric S.A.	5,602
61	Siemens AG	5,477
34	SMC Corp.	5,003
		43,308
	Consumer Durables & Apparel - 1.9%
79	Lululemon Athletica, Inc. ●	3,846
967	Prada S.p.A. ●	4,079
		7,925
	Consumer Services - 4.5%
3,836	Genting Singapore plc ●	4,454
471	MGM Resorts International ●	4,377
2,443	Sands China Ltd. ●§	5,716
132	Starbucks Corp.	4,919
		19,466
	Diversified Financials - 4.4%
146	American Express Co.	6,564
39	BlackRock, Inc.	5,734
212	JP Morgan Chase & Co.	6,395
		18,693
	Energy - 9.6%
88	Anadarko Petroleum Corp.	5,531
243	BG Group plc	4,642
189	Chesapeake Energy Corp.	4,817
152	ENSCO International plc	6,139
71	EOG Resources, Inc.	5,023
101	National Oilwell Varco, Inc.	5,198
197	Petroleo Brasileiro S.A. ADR	4,414
89	Schlumberger Ltd.	5,303
		41,067
	Food, Beverage & Tobacco - 2.7%
54	Green Mountain Coffee Roasters, Inc. ●	5,061
109	Groupe Danone	6,722
		11,783
	Health Care Equipment & Services - 1.6%
186	Aetna, Inc.	6,745

	Insurance - 0.6%
480	Ping An Insurance (Group) Co.	2,682

	Materials - 6.6%
193	Anglo American plc	6,633
142	Barrick Gold Corp.	6,603
897	Glencore International plc	5,636
87	Mosaic Co.	4,277
21	Syngenta AG	5,365
		28,514
	Media - 3.5%
432	News Corp. Class A	6,686
2,886	Sirius XM Radio, Inc. w/ Rights ●	4,357
445	WPP plc	4,119
		15,162
	Pharmaceuticals, Biotechnology & Life Sciences - 5.0%
128	Celgene Corp. ●	7,913
116	Regeneron Pharmaceuticals, Inc. ●	6,757
155	Vertex Pharmaceuticals, Inc. ●	6,926
		21,596
	Retailing - 6.6%
26	Amazon.com, Inc. ●	5,613
1,159	Kingfisher plc	4,452
2,261	Li & Fung Ltd.	3,773
283	Lowe's Co., Inc.	5,477
28	Netflix, Inc. ●	3,123
13	Priceline.com, Inc. ●	5,928
		28,366
	Semiconductors & Semiconductor Equipment - 5.7%
158	Altera Corp.	4,976
162	ASML Holding N.V.	5,588
339	NVIDIA Corp. ●	4,232
7	Samsung Electronics Co., Ltd.	5,113
252	Skyworks Solutions, Inc. ●	4,513
		24,422
	Software & Services - 10.7%
63	Baidu, Inc. ADR ●	6,686
92	Citrix Systems, Inc. ●	5,031
261	eBay, Inc. ●	7,706
13	Google, Inc. ●	6,687
508	Oracle Corp.	14,603
45	Salesforce.com, Inc. ●	5,164
		45,877
	Technology Hardware & Equipment - 12.6%
44	Apple, Inc. ●	16,914
472	EMC Corp. ●	9,912
231	High Technology Computer Corp.	5,078
1,038	Hitachi Ltd.	5,154
242	Juniper Networks, Inc. ●	4,175
125	NetApp, Inc. ●	4,236
112	Qualcomm, Inc.	5,452
163	TPK Holding Co., Ltd. ●	3,014
		53,935
	Telecommunication Services - 1.3%
1,808	Sprint Nextel Corp. ●	5,495

	Transportation - 3.3%
644	Delta Air Lines, Inc. ●	4,826
73	FedEx Corp.	4,930

1

Hartford Global Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 97.1% - (continued)
	Transportation - 3.3% - (continued)
40	Kuehne & Nagel International AG		$4,543
			14,299
	Total common stocks
	(cost $417,314)		$416,974

	Total long-term investments (cost $417,314)		$416,974

SHORT-TERM INVESTMENTS - 3.3%
	Repurchase Agreements - 3.3%

Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
10/03/2011 in the amount of $4,869,
collateralized by FHLMC 4.00% - 5.00%,
2030 - 2041, FNMA 4.00% - 5.50%, 2025 -
2041, value of $4,966)

$4,869	0.08%, 09/30/2011		$4,869

Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 10/03/2011 in the
amount of $8,503, collateralized by
FHLMC 4.50% - 5.00%, 2040 - 2041,
FNMA 3.00% - 4.50%, 2021 - 2041, U.S.
Treasury Bond 6.00% - 7.13%, 2023 - 2026,
value of $8,673)

8,503	0.05 - 0.06%, 09/30/2011		8,503
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $8, collateralized by U.S. Treasury Note 4.50%, 2017, value of $8)
8	0.01%, 09/30/2011		8

UBS Securities, Inc. TriParty Joint Repurchase
Agreement (maturing on 10/03/2011 in the
amount of $772, collateralized by FHLMC
4.00% - 6.50%, 2021 - 2041, FNMA 4.00%
- 4.50%, 2025 - 2041, value of $787)

772	0.08%, 09/30/2011		772
14152			14,152
	Total short-term investments
	(cost $14,152)		$14,152

	Total investments
	(cost $431,466) ▲	100.4%	$431,126
	Other assets and liabilities	(0.4)%	(1,682)
	Total net assets	100.0%	$429,444

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 40.4% of total net assets at September 30, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

2

Hartford Global Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

▲	At September 30, 2011, the cost of securities for federal income tax purposes was $431,679 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$45,116
Unrealized Depreciation	(45,669)
Net Unrealized Depreciation	$(553)

●	Currently non-income producing.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933.  The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid.  At September 30, 2011, the aggregate value of these securities amounted to $5,716, which represents 1.3% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
September 30, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles & Components	$16,865	$6,055	$10,810	$–
Banks	10,774	4,264	6,510	–
Capital Goods	43,308	4,999	38,309	–
Consumer Durables & Apparel	7,925	7,925	–	–
Consumer Services	19,466	9,296	10,170	–
Diversified Financials	18,693	18,693	–	–
Energy	41,067	36,425	4,642	–
Food, Beverage & Tobacco	11,783	5,061	6,722	–
Health Care Equipment & Services	6,745	6,745	–	–
Insurance	2,682	–	2,682	–
Materials	28,514	16,516	11,998	–
Media	15,162	11,043	4,119	–
Pharmaceuticals, Biotechnology & Life Sciences	21,596	21,596	–	–
Retailing	28,366	20,141	8,225	–
Semiconductors & Semiconductor Equipment	24,422	13,721	10,701	–
Software & Services	45,877	45,877	–	–
Technology Hardware & Equipment	53,935	40,690	13,245	–
Telecommunication Services	5,495	5,495	–	–
Transportation	14,299	9,756	4,543	–
Total	416,974	284,298	132,676	–
Short-Term Investments	14,152	–	14,152	–
Total	$431,126	$284,298	$146,828	$–

♦	For the nine-month period ended September 30, 2011, there were no significant transfers between Level 1 and Level 2.

3

Hartford Global Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Diversification by Country
as of September 30, 2011

Percentage of
Country	Net Assets
Brazil	2.0%
Canada	2.4
China	2.1
France	4.4
Germany	2.7
Hong Kong	2.2
Italy	1.0
Japan	5.8
Jersey	1.3
Netherlands	1.3
Singapore	1.0
South Korea	1.2
Sweden	1.2
Switzerland	2.4
Taiwan	1.9
United Kingdom	7.5
United States	56.7
Short-Term Investments	3.3
Other Assets and Liabilities	(0.4)
Total	100.0%

4

Hartford Global Research HLS Fund
Schedule of Investments
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.5%
	Automobiles & Components - 2.5%
35	Mazda Motor Corp.	$71
2	Michelin (C.G.D.E.) Class B	98
15	Peugeot S.A.	314
9	Renault S.A.	297
12	Stanley Electric Co., Ltd.	180
14	Tokai Rika Co., Ltd.	257
10	Toyoda Gosei Co., Ltd.	187
4	Toyota Boshoku Corp.	57
14	Toyota Motor Corp.	480
		1,941
	Banks - 8.9%
5	Banca Popolare dell'Etruria e del Lazio	11
40	Banco Santander Brasil S.A.	292
4	Bank Nordik P/F	49
1	Banque Cantonale Vaudoise	264
140	Barclays Bank plc ADR	344
25	BB&T Corp. ‡	529
11	BNP Paribas	445
2	Citizens & Northern Corp.	24
5	Citizens Republic Bancorp, Inc. ●	33
38	Commerzbank AG	96
41	DNB Nor ASA	406
10	First Horizon National Corp.	60
1	Gronlandsbanken	77
6	Hana Financial Holdings	168
28	HSBC Holdings plc	216
24	Itau Unibanco Banco Multiplo S.A. ADR	378
51	Karnataka Bank Ltd.	87
208	Metropolitan Bank and Trust	310
161	Mitsubishi UFJ Financial Group, Inc.	739
6	National Bank of Canada	427
26	Oversea-Chinese Banking Corp., Ltd.	163
2	PNC Financial Services Group, Inc.	109
31	Standard Chartered plc	610
14	Susquehanna Bancshares, Inc.	78
80	Turkiye Sinai Kalkinma Bankasi A.S.	85
32	Wells Fargo & Co.	768
		6,768
	Capital Goods - 5.5%
3	AMETEK, Inc.	97
36	Beijing Enterprises Holdings Ltd.	179
4	Boeing Co.	243
1	Brenntag AG	90
1	Carlisle Cos., Inc.	23
12	Changsha Zoomlion Heavy Industry Science and Technology Co., Ltd.	13
–	CNH Global N.V. ●	12
3	Cooper Industries plc Class A	150
4	Danaher Corp.	160
1	Dover Corp.	34
3	Emerson Electric Co.	111
1	Esterline Technologies Corp. ●	26
1	European Aeronautic Defence and Space Co. N.V.	28
–	Fanuc Corp.	55
3	General Dynamics Corp.	153
24	General Electric Co.	361
1	Goodrich Corp.	61
5	Honeywell International, Inc.	205
3	IDEX Corp.	85
4	Illinois Tool Works, Inc.	175
6	Ingersoll-Rand plc	164
98	International Mining Machinery	97
1	JS Group Corp.	17
4	Komatsu Ltd.	87
–	Lindsay Corp.	12
–	Lockheed Martin Corp.	31
6	Mitsui & Co., Ltd.	89
1	Moog, Inc. Class A ●	27
1	Parker-Hannifin Corp.	50
4	Pentair, Inc.	127
3	Raytheon Co.	115
8	Rolls-Royce Holdings plc	72
3	Safran S.A.	103
4	Siemens AG	374
–	SMC Corp.	41
1	Stanley Black & Decker, Inc.	34
1	Teledyne Technologies, Inc. ●	28
5	United Technologies Corp.	319
3	Vinci S.A.	108
1	WESCO International, Inc. ●	42
–	Zodiac Aerospace	28
		4,226
	Commercial & Professional Services - 0.2%
2	Huron Consulting Group, Inc. ●	67
–	Towers Watson & Co.	24
1	Waste Management, Inc.	42
		133
	Consumer Durables & Apparel - 1.0%
1	Adidas-Salomon AG	56
18	Anta Sports Products Ltd.	21
1	Coach, Inc.	68
2	LVMH Moet Hennessy Louis Vuitton S.A.	227
2	NIKE, Inc. Class B	139
4	Salvatore Ferragamo Italia S.p.A. ●	56
41	Samsonite International S.A. ●	57
47	Stella International	104
76	Trinity Ltd.	60
		788
	Consumer Services - 0.2%
2	Arcos Dorados Holdings, Inc.	50
1	Marriott International, Inc. Class A	17
228	Rexlot Holdings Ltd.	14
44	Shangri-La Asia Ltd.	84
1	Wyndham Worldwide Corp.	14
		179
	Diversified Financials - 4.8%
31	Aberdeen Asset Management plc	84
5	Ameriprise Financial, Inc.	216
79	Bank of America Corp.	482
10	Bank Sarasin & Cie AG	321
1	BlackRock, Inc.	92
6	Cetip S.A. - Balcao Organizado	70
73	CITIC Securities Co., Ltd. ●☼	124
9	Citigroup, Inc.	242
19	GAM Holding Ltd.	240

1

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.5% - (continued)
	Diversified Financials - 4.8% - (continued)
3	Goldman Sachs Group, Inc.	$307
4	IBJ Leasing Co., Ltd.	94
10	Imperial Holdings, Inc. ●	25
128	Infrastructure Development Finance Co., Ltd.	287
23	ING Groep N.V. ●	165
5	Invesco Ltd.	76
8	Julius Baer Group Ltd.	251
–	LPL Investment Holdings, Inc. ●	10
3	Matsui Securities Co., Ltd.	14
4	Nasdaq OMX Group, Inc. ●	88
2	SEI Investments Co.	31
30	UBS AG	339
1	Verwalt & Privat-Bank AG	128
1	Warsaw Stock Exchange	18
		3,704
	Energy - 10.2%
7	Aban Offshore Ltd.	47
3	Alpha Natural Resources, Inc. ●	47
7	Anadarko Petroleum Corp.	411
28	BG Group plc	529
24	BP plc	143
3	BP plc ADR	111
1	Cabot Oil & Gas Corp.	41
22	Cairn Energy plc ●	97
8	Canadian Natural Resources Ltd. ADR	248
5	Chesapeake Energy Corp.	116
2	Chevron Corp.	210
16	Cobalt International Energy ●	123
6	Consol Energy, Inc.	197
–	Dril-Quip, Inc. w/ Rights ●	9
3	EnCana Corp. ADR	56
4	ENSCO International plc	170
2	EOG Resources, Inc.	116
3	Eurasia Drilling Co., Ltd. §	59
9	Exxon Mobil Corp.	625
55	Ezra Holdings Ltd.	35
11	Frontline Ltd.	51
9	Green Plains Renewable Energy ●	89
4	Gulfmark Offshore, Inc. ●	154
2	Husky Energy, Inc.	41
13	Imperial Oil Ltd.	454
10	Indo Tambangraya Megah PT	44
–	Inpex Corp.	325
3	James River Coal Co. ●	18
44	Karoon Gas Australia Ltd. ●	118
2	National Oilwell Varco, Inc.	87
3	Nexen, Inc.	48
18	OAO Gazprom Class S ADR	177
4	Occidental Petroleum Corp.	321
7	OGX Petroleo e Gas Participacoes S.A. ●	45
17	Oil Search Ltd.	89
22	Petroleo Brasileiro S.A. ADR	494
17	Petroleum Geo-Services ●	176
3	Pioneer Natural Resources Co.	220
14	Quest Rare Minerals Ltd. ●	32
1	Range Resources Corp.	46
7	Reliance Industries Ltd.	109
6	Reliance Industries Ltd. GDR ■	202
1	Sasol Ltd. ADR	43
2	Schlumberger Ltd.	121
2	Southwestern Energy Co. ●	73
8	Statoil ASA	178
5	Suncor Energy, Inc.	117
4	Tesoro Corp. ●	83
10	Tonengeneral Sekiyu K.K.	115
1	Transocean, Inc.	60
2	Ultra Petroleum Corp. ●	48
30	Vantage Drilling Co. ●	38
2	Western Refining, Inc. ●	20
1	Whiting Petroleum Corp. ●	51
3	Williams Cos., Inc.	81
1	YPF Sociedad Anonima ADR	46
		7,804
	Food & Staples Retailing - 2.1%
1	Costco Wholesale Corp.	93
10	CVS Caremark Corp.	320
8	Distribuidora Internacional De Alimentacion S.A. ●	30
2	Lawson, Inc.	125
11	Olam International Ltd.	19
2	Sun Art Retail Group Ltd. ●	2
62	Tesco plc	363
5	Wal-Mart Stores, Inc.	252
5	Wesfarmers Ltd.	146
10	Woolworths Ltd.	231
		1,581
	Food, Beverage & Tobacco - 7.8%
9	Anheuser-Busch InBev N.V.	488
90	Asian Citrus Holdings Ltd.	41
10	Bajaj Hindusthan Ltd. ⌂	7
19	Bajaj Hundusthan Ltd. w/ Rights	1
10	British American Tobacco plc	434
5	Britvic plc	26
21	Central Euro Distribution Corp. ●	150
333	China Minzhong Food Corp., Ltd. ●	222
39	China Yurun Food Group Ltd.	41
20	Cott Corp. ●	136
13	General Mills, Inc.	491
2	GLG Life Technology Corp. ●	7
11	Groupe Danone	680
27	Grupo Modelo S.A.B.	155
5	Imperial Tobacco Group plc	166
17	Kraft Foods, Inc.	559
9	Lorillard, Inc.	985
7	Molson Coors Brewing Co.	270
10	Philip Morris International, Inc.	634
7	Pilgrim's Pride Corp. ●	28
268	PT Bisi International TBK	30
17	Smithfield Foods, Inc. ●	334
81	SOS Corporacion Alimentaria S.A.	31
1	Swedish Match Ab	36
7	Zhongpin, Inc. ●	50
		6,002
	Health Care Equipment & Services - 2.9%
2	Aetna, Inc.	79
1	Amerisource Bergen Corp.	39

2

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.5% - (continued)
	Health Care Equipment & Services - 2.9% - (continued)
10	Boston Scientific Corp. ●	$56
1	Brookdale Senior Living, Inc. ●	10
2	Cardinal Health, Inc.	84
1	CIGNA Corp.	61
7	Covidien International plc	324
1	HCA Holdings, Inc. ●	19
5	McKesson Corp.	344
6	Medtronic, Inc.	189
2	St. Jude Medical, Inc.	80
1	Stryker Corp.	53
13	UnitedHealth Group, Inc.	610
3	Vanguard Health Systems, Inc. ●	30
1	Wellcare Health Plans, Inc. ●	34
–	Wellpoint, Inc.	25
3	Zimmer Holdings, Inc. ●	166
		2,203
	Household & Personal Products - 0.2%
–	LG Household & Health Care Ltd.	141

	Insurance - 3.3%
98	Ageas	168
3	AON Corp.	113
16	AXA S.A.	206
12	Brasil Insurance Participacoes e Administracao S.A	111
28	China Pacific Insurance	81
10	FBD Holdings	85
30	Insurance Australia Group	88
5	Marsh & McLennan Cos., Inc.	127
1	MetLife, Inc.	22
8	National Financial Partners Corp. ●	82
1	Powszechny Zakland Ubezpieczen S.A.	118
4	Principal Financial Group, Inc.	86
16	Progressive Corp.	281
3	Prudential Financial, Inc.	150
14	Prudential plc	120
26	Storebrand ASA	131
6	Swiss Re Ltd.	277
15	Unum Group	310
		2,556
	Materials - 9.3%
30	African Minerals Ltd. ●	179
2	Air Products and Chemicals, Inc.	160
3	Akzo Nobel N.V.	142
155	AMVIG Holdings Ltd.	87
16	Anglo American plc	537
4	Antofagasta	64
8	Aquarius Platinum Ltd.	21
10	Asahi Kasei Corp.	61
32	Aston Resources Ltd. ●	307
4	Ball Corp.	111
4	Barrick Gold Corp.	171
4	BASF SE	271
5	BHP Billiton plc	125
2	Carpenter Technology Corp.	70
1	Celanese Corp.	24
–	CF Industries Holdings, Inc.	57
–	Cliff's Natural Resources, Inc.	10
6	CRH plc	91
2	Croda International plc	50
2	Detour Gold Corp. ●	43
5	Dow Chemical Co.	119
1	Eastman Chemical Co.	48
7	EcoSynthetix, Inc. ●	48
6	First Quantum Minerals Ltd.	78
2	FMC Corp.	115
17	Fortescue Metals Group Ltd.	69
2	Fortress Paper Ltd. ●	51
1	Freeport-McMoRan Copper & Gold, Inc.	15
32	Glencore International plc	199
3	Goldcorp, Inc.	146
13	Graphic Packaging Holding Co. ●	44
980	Greenheart Group Ltd. ⌂●	64
2	HeidelbergCement AG w/ Rights	76
567	Huabao International Holdings Ltd.	461
–	Iluka Resources Ltd.	6
–	Ivanhoe Mines Ltd. ●	5
1	JSR Corp.	20
24	Kinross Gold Corp.	353
1	Koninklijke DSM N.V.	38
23	Lundin Mining Corp. ●	81
2	LyondellBasell Industries Class A	45
2	MeadWestvaco Corp.	46
8	Methanex Corp.	167
3	Methanex Corp. ADR	66
3	Molycorp, Inc. ●	95
68	Mongolian Mining Corp. ●	60
11	Mosaic Co.	548
91	Nine Dragons Paper Holdings	46
1	Olin Corp.	25
8	Owens-Illinois, Inc. ●	116
1	Praxair, Inc.	97
7	Rexam plc	32
2	Rio Tinto Ltd.	130
5	Rio Tinto plc	214
5	Shin-Etsu Chemical Co., Ltd.	230
27	Showa Denko K.K.	53
116	Sino Forest Corp. Class A ⌂●†	112
14	Smurfit Kappa Group plc ●	86
2	Teck Cominco Ltd. Class B	54
2	Tikkurila Oy	41
10	Ube Industries Ltd.	33
–	Walter Energy, Inc.	28
2	Westlake Chemical Corp.	64
4	Worthington Industries, Inc.	55
21	Xingda International Holdings	10
4	Xstrata plc	44
		7,114
	Media - 2.2%
1	AMC Networks, Inc. ●	18
12	Comcast Corp. Class A	249
6	Comcast Corp. Special Class A	123
1	DirecTV Class A ●	49
3	Discovery Communications, Inc. ●	110
1	DreamWorks Animation SKG, Inc. ●	20
2	Elsevier N.V.	23

3

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.5% - (continued)
	Media - 2.2% - (continued)
–	Fuji Media Holdings, Inc.	$42
4	Liberty Global, Inc. ●	151
3	News Corp. Class A	54
1	Omnicom Group, Inc.	37
2	Pearson plc	42
2	Publicis Groupe	102
1	Reed Elsevier Capital, Inc.	9
2	SES Global S.A.	37
11	Sirius XM Radio, Inc. w/ Rights ●	16
1	Time Warner Cable, Inc.	71
1	Time Warner, Inc.	33
3	Viacom, Inc. Class B	109
1	Virgin Media, Inc.	33
10	Walt Disney Co.	314
–	Washington Post Co. Class B	9
1	Wolters Kluwer N.V.	23
		1,674
	Pharmaceuticals, Biotechnology & Life Sciences - 7.1%
1	Acorda Therapeutics, Inc. ●	20
1	Agilent Technologies, Inc. ●	44
–	Alk-Abello A/S	17
9	Alkermes plc ●	136
3	Almirall S.A.	19
13	Amylin Pharmaceuticals, Inc. ●	122
1	Astellas Pharma, Inc.	38
3	AstraZeneca plc	137
3	AstraZeneca plc ADR	127
2	Auxilium Pharmaceuticals, Inc. ●	24
1	Biogen Idec, Inc. ●	90
10	Bristol-Myers Squibb Co.	304
1	Celgene Corp. ●	91
13	Daiichi Sankyo Co., Ltd.	276
8	Eisai Co., Ltd.	326
31	Elan Corp. plc ADR ●	327
9	Eli Lilly & Co.	331
5	Exelixis, Inc. ●	26
10	Forest Laboratories, Inc. ●	306
2	Gilead Sciences, Inc. ●	85
1	H. Lundbeck A/S	21
3	Incyte Corp. ●	36
1	Ironwood Pharmaceuticals, Inc. ●	10
1	Life Technologies Corp. ●	38
3	Medicines Co. ●	46
14	Merck & Co., Inc.	445
4	Mylan, Inc. ●	63
–	Ono Pharmaceutical Co., Ltd.	21
1	Onyx Pharmaceuticals, Inc. ●	35
15	Pfizer, Inc.	264
–	Pharmasset, Inc. ●	39
4	Regeneron Pharmaceuticals, Inc. ●	215
3	Rigel Pharmaceuticals, Inc. ●	22
1	Roche Holding AG	94
2	Salix Pharmaceuticals Ltd. ●	44
4	Seattle Genetics, Inc. ●	70
13	Shionogi & Co., Ltd.	191
1	Targacept, Inc. ●	8
13	Teva Pharmaceutical Industries Ltd. ADR	500
2	Thermo Fisher Scientific, Inc. ●	119
3	UCB S.A.	147
2	Vertex Pharmaceuticals, Inc. ●	92
–	Waters Corp. ●	23
–	Watson Pharmaceuticals, Inc. ●	33
		5,422
	Real Estate - 2.5%
1	Acadia Realty Trust	14
–	Alexandria Real Estate Equities, Inc.	15
1	Aliansce Shopping	6
1	Alstria Office REIT AG	11
4	American Assets Trust, Inc.	69
–	American Campus Communities, Inc.	13
1	Apartment Investment & Management Co.	14
–	Avalonbay Communities, Inc.	11
–	Boston Properties, Inc.	38
10	BR Malls Participacoes S.A.	102
1	BR Properties S.A.	7
–	BRE Properties	19
12	British Land Co. plc	89
3	Brookfield Asset Management, Inc.	95
1	Canadian Apartment Properties	15
1	Castellum AB	6
41	China Overseas Grand Oceans Group Ltd.	26
15	China Overseas Land & Investment Ltd.	21
14	Commonwealth Property Office Fund	12
1	Cyrela Commercial Properties S.A. EmpreendimentoseParticicpacoes	6
2	Daito Trust Construction Co., Ltd.	171
1	Derwent London plc	15
26	Dexus Property Group	21
–	Digital Realty Trust, Inc.	26
1	Douglas Emmett, Inc.	9
–	Equity Lifestyle Properties, Inc.	13
7	Forest City Enterprises, Inc. Class A ●	79
2	Glimcher Realty Trust	11
8	GPT Group	23
1	GSW Immobilien AG ●	22
1	HCP, Inc.	32
1	Healthcare Realty Trust, Inc.	10
1	Icade	48
–	Kilroy Realty Corp.	15
1	LaSalle Hotel Properties	10
6	Link REIT	20
116	Mapletree Industries NPV	95
–	Mercialys	7
3	Mitsubishi Estate Co., Ltd.	51
6	Mitsui Fudosan Co., Ltd.	88
–	Northern Property Real Estate Investment Trust	6
–	PSP Swiss Property	18
–	Public Storage	51
1	RioCan Real Estate Investment Trust	24
–	Saul Centers, Inc.	8
2	Shaftesbury plc	17
2	Simon Property Group, Inc.	214
–	St. Joe Co. ●	7
3	Sun Hung Kai Properties Ltd.	34

4

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.5% - (continued)
	Real Estate - 2.5% - (continued)
–	Swiss Prime Site AG	$15
–	Taubman Centers, Inc.	16
1	UDR, Inc.	22
–	Unibail-Rodamco SE	46
–	Vornado Realty Trust	25
3	Westfield Group	24
3	Westfield Retail Trust	8
		1,890
	Retailing - 2.9%
2	Amazon.com, Inc. ●	469
1	Fast Retailing Co., Ltd.	143
6	Home Depot, Inc.	198
2	Industria de Diseno Textil S.A.	208
1	Kohl's Corp.	33
20	Lifestyle International	51
15	Lowe's Co., Inc.	282
3	Macy's, Inc.	68
93	Ontime Department Store	103
1	Pinault-Printemps-Redoute S.A.	111
1	Priceline.com, Inc. ●	245
–	Rakuten, Inc.	155
34	Sa Sa International Holdings Ltd.	20
3	Target Corp.	143
		2,229
	Semiconductors & Semiconductor Equipment - 1.7%
8	Applied Micro Circuits Corp. ●	44
11	ASM Pacific Technology	103
4	ASML Holding N.V.	137
3	ASML Holding N.V. ADR	109
3	Avago Technologies Ltd.	102
1	Cavium, Inc. ●	37
2	Linear Technology Corp.	60
7	Maxim Integrated Products, Inc.	163
6	NVIDIA Corp. ●	75
11	RF Micro Devices, Inc. ●	69
–	Samsung Electronics Co., Ltd.	181
7	Texas Instruments, Inc.	183
		1,263
	Software & Services - 7.9%
7	Accenture plc	367
3	Activision Blizzard, Inc.	39
2	Alliance Data Systems Corp. ●	169
11	Automatic Data Processing, Inc.	529
2	BMC Software, Inc. ●	64
12	Cia Brasileira de Meios de Pagamentos	254
2	Citrix Systems, Inc. ●	115
3	DeNa Co., Ltd.	127
18	eBay, Inc. ●	539
–	Equinix, Inc. ●	11
6	Euronet Worldwide, Inc. ●	93
1	Exlservice Holdings, Inc. ●	28
2	Genpact Ltd. ●	29
1	Google, Inc. ●	606
2	Gree, Inc.	58
2	Hisoft Technology International Ltd. ●	22
1	IBM Corp.	160
1	Informatica Corp. ●	34
6	Kakaku.com, Inc.	228
17	Lender Processing Services	239
22	Microsoft Corp.	537
21	Oracle Corp.	606
2	QLIK Technologies, Inc. ●	35
9	Redecard S.A.	125
1	Salesforce.com, Inc. ●	139
11	Sapient Corp.	109
1	Sohu.com, Inc. ●	24
2	Teradata Corp. ●	120
–	VeriSign, Inc.	11
2	Visa, Inc.	180
1	VMware, Inc. ●	48
25	Western Union Co.	386
		6,031
	Technology Hardware & Equipment - 3.9%
53	AAC Technologies Holdings, Inc.	113
14	Advantech Co., Ltd.	38
3	Apple, Inc. ●	1,304
2	Aruba Networks, Inc. ●	39
4	Calix, Inc. ●	29
20	Chroma Ate, Inc.	42
5	Cisco Systems, Inc.	77
12	EMC Corp. ●	250
3	Finisar Corp. ●	45
2	Hamamatsu Photonics K.K.	86
8	High Technology Computer Corp.	179
24	Hitachi Ltd.	119
36	Hon Hai Precision Industry Co., Ltd.	79
2	Polycom, Inc. ●	42
8	Qualcomm, Inc.	382
60	Synnex Technology International Corp.	131
–	Universal Display Corp. ●	4
4	Yokogawa Electric Corp.	42
		3,001
	Telecommunication Services - 4.5%
6	America Movil S.A. de C.V. ADR	142
2	American Tower Corp. Class A ●	98
73	Axiata Group Berhad	104
47	Bharti Televentures	357
163	China Unicom Ltd.	331
2	Crown Castle International Corp. ●	102
26	Frontier Communications Corp.	160
3	KT Corp. ADR	47
35	Leap Wireless International, Inc. w/ Rights ●	245
11	MetroPCS Communications, Inc. ●	94
1	Millicom International Cellular SDR	144
5	Mobile Telesystems OJSC ADR	65
6	MTN Group Ltd.	95
3	NII Holdings, Inc. Class B ●	90
22	Orascom Telecom Holding SAE GDR ●	61
3	P.T. Telekomunikasi Indonesia ADR	107
1	Philippine Long Distance Telephone Co. ADR	47
1	SBA Communications Corp. ●	36
3	SK Telecom Co., Ltd. ADR	37
3	Spreadtrum Communications, Inc.	56
70	Sprint Nextel Corp. ●	214
5	Tele2 Ab B Shares	97
20	Telenor ASA	304

5

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.5% - (continued)
	Telecommunication Services - 4.5% - (continued)
3	Tim Participacoes S.A. ADR	$66
5	TW Telecom, Inc. ●	82
5	VimpelCom Ltd. ADR	44
76	Vodafone Group plc	196
		3,421
	Transportation - 2.5%
304	AirAsia Berhad	285
2	Deutsche Post AG	25
11	DSV A/S	196
–	East Japan Railway Co.	12
3	FedEx Corp.	180
2	Genesee & Wyoming, Inc. Class A ●	71
1	Hitachi Transport System Ltd.	15
3	Hub Group, Inc. ●	98
75	Hutchinson Port Holdings Trust	51
9	J.B. Hunt Transport Services, Inc.	321
4	Kansas City Southern ●	189
–	Kintetsu World Express, Inc.	12
8	Localiza Rent a Car S.A.	111
14	Pacer International, Inc. ●	51
4	Quality Distribution, Inc. ●	36
14	Transurban Group	73
2	United Parcel Service, Inc. Class B	127
5	Vitran Corp., Inc. ●	18
38	Zhejiang Expressway Co., Ltd.	23
		1,894
	Utilities - 4.4%
6	Calpine Corp. ●	81
5	Cheung Kong Infrastructure	26
3	Chubu Electric Power Co., Inc.	61
18	Companhia Energetica de Minas Gerais ADR	263
5	E.On AG	98
2	Edison International	82
1	Electricite de France	41
21	Enel S.p.A.	92
15	ENN Energy Holdings Ltd.	48
13	Gaz de France	380
213	Guangdong Investment Ltd.	132
6	International Power plc	29
1	ITC Holdings Corp.	52
27	National Grid plc	270
8	NextEra Energy, Inc.	448
8	Northeast Utilities	266
2	Okinawa (The) Electric Power Co., Inc.	103
8	PG&E Corp.	325
1	Pinnacle West Capital Corp.	50
18	Power Grid Corp. of India Ltd.	36
4	Severn Trent plc	90
11	Snam Rete Gas S.p.A.	52
38	Tokyo Gas Co., Ltd.	175
6	Tractebel Energia S.A.	80
3	Xcel Energy, Inc.	77
		3,357
	Total common stocks
	(cost $83,727)	$75,322

PREFERRED STOCKS - 0.2%
	Banks - 0.2%
10	Banco Itau Holding	$161

	Total preferred stocks
	(cost $114)	$161

WARRANTS - 0.0%
	Food, Beverage & Tobacco - 0.0%
1	GLG Life Technology Corp. ⌂	$–

	Total warrants
	(cost $–)	$–

EXCHANGE TRADED FUNDS - 0.3%
	Other Investment Pools and Funds - 0.3%
2	Industrial Select Sector SPDR Fund	$61
2	Retail HOLDRs Trust	189

	Total exchange traded funds
	(cost $257)	$250

	Total long-term investments (cost $84,098)	$75,733

SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 1.2%

Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
10/03/2011 in the amount of $325,
collateralized by FHLMC 4.00% - 5.00%,
2030 - 2041, FNMA 4.00% - 5.50%, 2025
- 2041, value of $331)

$325	0.08%, 09/30/2011	$325

Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 10/03/2011 in the
amount of $567, collateralized by FHLMC
4.50% - 5.00%, 2040 - 2041, FNMA 3.00%
- 4.50%, 2021 - 2041, U.S. Treasury Bond
6.00% - 7.13%, 2023 - 2026, value of $579)

567	0.05 - 0.06%, 09/30/2011	567
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $1, collateralized by U.S. Treasury Note 4.50%, 2017, value of $1)
1	0.01%, 09/30/2011	1

6

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SHORT-TERM INVESTMENTS - 1.2% - (continued)
	Repurchase Agreements - 1.2% - (continued)

UBS Securities, Inc. TriParty Joint Repurchase
Agreement (maturing on 10/03/2011 in the
amount of $51, collateralized by FHLMC
4.00% - 6.50%, 2021 - 2041, FNMA 4.00%
- 4.50%, 2025 - 2041, value of $52)

$51	0.08%, 09/30/2011		$51
			944
	Total short-term investments
	(cost $944)		$944

	Total investments
	(cost $85,042) ▲	100.2%	$76,677
	Other assets and liabilities	(0.2)%	(155)
	Total net assets	100.0%	$76,522

7

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 49.8% of total net assets at September 30, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2011, the cost of securities for federal income tax purposes was $87,782 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$4,148
Unrealized Depreciation	(15,253)
Net Unrealized Depreciation	$(11,105)

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors at September 30, 2011, was $112, which represents 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At September 30, 2011, the aggregate value of these securities was $202, which represents 0.3% of total net assets.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933.  The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid.  At September 30, 2011, the aggregate value of these securities amounted to $59, which represents 0.1% of total net assets.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at September 30, 2011 was $125.

⌂
The following securities are considered illiquid.  Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2010	10	Bajaj Hindusthan Ltd.	$26
02/2011	1	GLG Life Technology Corp. Warrants	–
06/2011-07/2011	980	Greenheart Group Ltd.	154
06/2011-07/2011	116	Sino Forest Corp. Class A	485

The aggregate value of these securities at September 30, 2011, was $183, which represents 0.2% of total net assets.

8

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at September 30, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar	CS First Boston	Sell	$3	$3	10/05/2011	$–
British Pound	Banc of America Securities	Buy	3	3	10/04/2011	–
British Pound	Banc of America Securities	Buy	–	–	10/05/2011	–
British Pound	Deutsche Bank Securities	Sell	14	14	10/03/2011	–
Canadian Dollar	Deutsche Bank Securities	Sell	2	2	10/04/2011	–
Euro	CS First Boston	Buy	53	53	10/05/2011	–
Hong Kong Dollar	HSBC Securities	Buy	125	125	10/06/2011	–
Hong Kong Dollar	UBS AG	Sell	2	2	10/04/2011	–
Hong Kong Dollar	UBS AG	Buy	61	61	10/04/2011	–
Japanese Yen	Banc of America Securities	Sell	4	4	10/05/2011	–
Japanese Yen	BNP Paribas Securities	Buy	51	48	03/15/2012	3
Japanese Yen	CS First Boston	Sell	40	40	10/03/2011	–
Japanese Yen	Goldman Sachs	Buy	45	45	10/04/2011	–
Japanese Yen	JP Morgan Securities	Sell	605	604	02/02/2012	(1)
Japanese Yen	Standard Chartered Bank	Buy	68	68	02/02/2012	–
Japanese Yen	Standard Chartered Bank	Buy	157	157	03/15/2012	–
Japanese Yen	Westpac International	Sell	538	519	03/15/2012	(19)
Norwegian Krone	RBS Securities	Buy	20	20	10/04/2011	–
Swiss Franc	Deutsche Bank Securities	Sell	25	25	10/04/2011	–
Swiss Franc	Goldman Sachs	Buy	41	46	02/09/2012	(5)
Swiss Franc	Goldman Sachs	Sell	41	51	02/09/2012	10
Swiss Franc	UBS AG	Sell	24	24	10/05/2011	–
Swiss Franc	UBS AG	Sell	15	15	10/05/2011	–
						$(12)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

9

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Automobiles & Components	$1,941	$–	$1,941	$–
Banks	6,768	3,436	3,332	–
Capital Goods	4,226	2,847	1,379	–
Commercial & Professional Services	133	133	–	–
Consumer Durables & Apparel	788	320	468	–
Consumer Services	179	95	84	–
Diversified Financials	3,704	1,891	1,813	–
Energy	7,804	5,747	2,057	–
Food & Staples Retailing	1,581	697	884	–
Food, Beverage & Tobacco	6,002	3,800	2,202	–
Health Care Equipment & Services	2,203	2,203	–	–
Household & Personal Products	141	–	141	–
Insurance	2,556	1,559	997	–
Materials	7,114	3,354	3,648	112
Media	1,674	1,395	279	–
Pharmaceuticals, Biotechnology & Life Sciences	5,422	4,134	1,288	–
Real Estate	1,890	1,024	866	–
Retailing	2,229	1,438	791	–
Semiconductors & Semiconductor Equipment	1,263	842	421	–
Software & Services	6,031	5,619	412	–
Technology Hardware & Equipment	3,001	2,172	829	–
Telecommunication Services	3,421	1,792	1,629	–
Transportation	1,894	1,254	640	–
Utilities	3,357	1,724	1,633	–
Total	75,322	47,476	27,734	112
Exchange Traded Funds	250	250	–	–
Preferred Stocks	161	161	–	–
Warrants	–	–	–	–
Short-Term Investments	944	–	944	–
Total	$76,677	$47,887	$28,678	$112
Foreign Currency Contracts*	13	–	13	–
Total	$13	$–	$13	$–
Liabilities:
Foreign Currency Contracts*	25	–	25	–
Total	$25	$–	$25	$–

♦	For the nine-month period ended September 30, 2011, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

10

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of September 30, 2011
Assets:
Common Stocks	$—	$(139)	$(451	)†	$—	$616	$(202)	$288	$—	$112
Total	$—	$(139)	$(451)		$—	$616	$(202)	$288	$—	$112

*
Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
    1) Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
    2) Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
    3) Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation or depreciation in the current period relating to assets still held at September 30, 2011 was $(451).

11

Hartford Global Research HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Diversification by Country
as of September 30, 2011

Percentage of
Country	Net Assets
Argentina	0.1%
Australia	1.7
Belgium	1.0
Bermuda	0.2
Brazil	3.3
British Virgin Islands	0.1
Canada	3.9
Cayman Islands	0.1
China	0.6
Denmark	0.5
Egypt	0.1
Finland	0.0
France	4.3
Germany	1.3
Hong Kong	3.1
India	1.5
Indonesia	0.2
Ireland	0.9
Israel	0.7
Italy	0.2
Japan	7.7
Jersey	0.3
Liechtenstein	0.2
Luxembourg	0.4
Malaysia	0.5
Mexico	0.4
Netherlands	1.0
Norway	1.6
Papua New Guinea	0.1
Philippines	0.5
Poland	0.1
Russia	0.3
Singapore	0.6
South Africa	0.2
South Korea	0.8
Spain	0.5
Sweden	0.2
Switzerland	2.4
Taiwan	0.6
Turkey	0.1
United Kingdom	7.5
United States	49.2
Short-Term Investments	1.2
Other Assets and Liabilities	(0.2)
Total	100.0%

12

Hartford Growth HLS Fund
Schedule of Investments
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.7%
	Automobiles & Components - 3.1%
129	Harley-Davidson, Inc.	$4,428
203	Johnson Controls, Inc.	5,344
		9,772
	Capital Goods - 9.0%
94	AMETEK, Inc.	3,094
55	Boeing Co.	3,338
32	Caterpillar, Inc.	2,374
62	Cummins, Inc.	5,029
76	Eaton Corp.	2,700
67	Illinois Tool Works, Inc.	2,789
55	Joy Global, Inc.	3,401
107	PACCAR, Inc.	3,615
12	Precision Castparts Corp.	1,809
		28,149
	Consumer Durables & Apparel - 3.4%
95	Coach, Inc.	4,906
42	Fossil, Inc. ●	3,435
5	Lululemon Athletica, Inc. ●	243
15	Ralph Lauren Corp.	1,955
		10,539
	Consumer Services - 3.0%
86	Las Vegas Sands Corp. ●	3,291
315	MGM Resorts International ●	2,923
81	Starbucks Corp.	3,023
		9,237
	Diversified Financials - 3.5%
40	American Express Co.	1,809
97	Ameriprise Financial, Inc.	3,829
35	BlackRock, Inc.	5,172
		10,810
	Energy - 8.6%
78	Anadarko Petroleum Corp.	4,910
91	Consol Energy, Inc.	3,097
91	ENSCO International plc	3,694
53	EOG Resources, Inc.	3,798
89	National Oilwell Varco, Inc.	4,566
19	Occidental Petroleum Corp.	1,357
89	Schlumberger Ltd.	5,309
		26,731
	Food, Beverage & Tobacco - 4.9%
164	Green Mountain Coffee Roasters, Inc. ●	15,269

	Health Care Equipment & Services - 3.1%
65	Covidien International plc	2,870
55	Edwards Lifesciences Corp. ●	3,907
186	Hologic, Inc. ●	2,833
		9,610
	Materials - 4.1%
54	Freeport-McMoRan Copper & Gold, Inc.	1,659
84	Monsanto Co.	5,021
56	Mosaic Co.	2,756
41	Rio Tinto plc ADR	1,789
26	Walter Energy, Inc.	1,548
		12,773
	Media - 3.7%
380	News Corp. Class A	5,871
1,454	Sirius XM Radio, Inc. w/ Rights ●	2,196
121	Walt Disney Co.	3,650
		11,717
	Pharmaceuticals, Biotechnology & Life Sciences - 1.7%
172	Agilent Technologies, Inc. ●	5,384

	Retailing - 4.6%
79	Abercrombie & Fitch Co. Class A	4,875
14	Amazon.com, Inc. ●	3,006
7	Netflix, Inc. ●	791
13	Priceline.com, Inc. ●	5,766
		14,438
	Semiconductors & Semiconductor Equipment - 8.7%
357	Altera Corp.	11,260
153	Analog Devices, Inc.	4,767
167	Broadcom Corp. Class A	5,570
133	Skyworks Solutions, Inc. ●	2,394
116	Texas Instruments, Inc.	3,103
		27,094
	Software & Services - 18.4%
61	Alliance Data Systems Corp. ●	5,636
114	BMC Software, Inc. ●	4,378
136	Citrix Systems, Inc. ●	7,419
54	Cognizant Technology Solutions Corp. ●	3,410
430	eBay, Inc. ●	12,688
3	Google, Inc. ●	1,744
389	Oracle Corp.	11,168
66	Rovi Corp. ●	2,854
14	Salesforce.com, Inc. ●	1,596
100	Tibco Software, Inc. ●	2,245
94	VeriSign, Inc.	2,690
21	VMware, Inc. ●	1,653
		57,481
	Technology Hardware & Equipment - 17.6%
94	Acme Packet, Inc. ●	3,986
62	Apple, Inc. ●	23,628
395	EMC Corp. ●	8,299
39	F5 Networks, Inc. ●	2,792
253	Juniper Networks, Inc. ●	4,367
144	NetApp, Inc. ●	4,902
143	Qualcomm, Inc.	6,935
		54,909
	Transportation - 1.3%
22	C.H. Robinson Worldwide, Inc.	1,486
68	J.B. Hunt Transport Services, Inc.	2,461
		3,947
	Total common stocks
	(cost $298,202)	$307,860

	Total long-term investments (cost $298,202)	$307,860

SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%

Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
10/03/2011 in the amount of $436,
collateralized by FHLMC 4.00% - 5.00%,
2030 - 2041, FNMA 4.00% - 5.50%, 2025
- 2041, value of $445)

$436	0.08%, 09/30/2011	$436

1

Hartford Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SHORT-TERM INVESTMENTS - 0.4% - (continued)
	Repurchase Agreements - 0.4% - (continued)

Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 10/03/2011 in the
amount of $761, collateralized by FHLMC
4.50% - 5.00%, 2040 - 2041, FNMA 3.00%
- 4.50%, 2021 - 2041, U.S. Treasury Bond
6.00% - 7.13%, 2023 - 2026, value of $777)

$761	0.05 - 0.06%, 09/30/2011		$761
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $1, collateralized by U.S. Treasury Note 4.50%, 2017, value of $1)
1	0.01%, 09/30/2011		1

UBS Securities, Inc. TriParty Joint Repurchase
Agreement (maturing on 10/03/2011 in the
amount of $69, collateralized by FHLMC
4.00% - 6.50%, 2021 - 2041, FNMA 4.00%
- 4.50%, 2025 - 2041, value of $70)

69	0.08%, 09/30/2011		69
			1,267
	Total short-term investments
	(cost $1,267)		$1,267

	Total investments
	(cost $299,469) ▲	99.1%	$309,127
	Other assets and liabilities	0.9%	2,734
	Total net assets	100.0%	$311,861

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 1.9% of total net assets at September 30, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2011, the cost of securities for federal income tax purposes was $302,661 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$42,330
Unrealized Depreciation	(35,864)
Net Unrealized Appreciation	$6,466

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

2

Hartford Growth HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$307,860	$307,860	$–	$–
Short-Term Investments	1,267	–	1,267	–
Total	$309,127	$307,860	$1,267	$–

♦	For the nine-month period ended September 30, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

Hartford Healthcare HLS Fund (formerly Hartford Global Health HLS Fund)
Schedule of Investments
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.8%
	Biotechnology - 18.6%
104	3SBio, Inc. ADR ●	$1,242
131	Achillion Pharmaceuticals, Inc. ●	619
35	Acorda Therapeutics, Inc. ●	705
104	Alkermes plc ●	1,582
174	Amylin Pharmaceuticals, Inc. ●	1,602
61	Ardea Biosciences, Inc. ●	947
91	Arena Pharmaceuticals, Inc. ●	132
35	Biogen Idec, Inc. ●	3,232
75	Celgene Corp. ●	4,619
220	Exelixis, Inc. ●	1,202
79	Immunogen, Inc. ●	863
152	Incyte Corp. ●	2,128
33	Ironwood Pharmaceuticals, Inc. ●	353
54	Momenta Pharmaceuticals, Inc. ●	623
41	Onyx Pharmaceuticals, Inc. ●	1,230
25	Pharmasset, Inc. ●	2,062
145	PharmAthene, Inc. ●	256
81	Progenics Pharmaceuticals, Inc. ●	464
58	Regeneron Pharmaceuticals, Inc. ●	3,352
83	Rigel Pharmaceuticals, Inc. ●	610
181	Seattle Genetics, Inc. ●	3,452
15	Targacept, Inc. ●	222
42	Vertex Pharmaceuticals, Inc. ●	1,857
		33,354
	Drug Retail - 3.1%
164	CVS Caremark Corp.	5,516

	Health Care Distributors - 8.9%
158	Cardinal Health, Inc.	6,626
130	McKesson Corp.	9,414
		16,040
	Health Care Equipment - 16.5%
178	Abiomed, Inc. ●	1,967
131	China Medical Technologies, Inc. ADR ●	656
110	Covidien International plc	4,838
35	Dexcom, Inc. ●	425
20	DiaSorin S.p.A.	739
32	Heartware International, Inc. ●	2,061
71	Hologic, Inc. ●	1,086
173	Medtronic, Inc.	5,747
102	St. Jude Medical, Inc.	3,673
128	Stereotaxis, Inc. ●	142
63	Tornier N.V. ●	1,297
2,557	Trauson Holdings Co., Ltd.	683
138	Volcano Corp. ●	4,101
41	Zimmer Holdings, Inc. ●	2,172
		29,587
	Health Care Facilities - 1.0%
36	HCA Holdings, Inc. ●	732
106	Vanguard Health Systems, Inc. ●	1,077
		1,809
	Health Care Technology - 0.3%
32	Allscripts Healthcare Solutions, Inc. ●	573

	Life Sciences Tools & Services - 5.2%
64	Agilent Technologies, Inc. ●		2,003
49	Life Technologies Corp. ●		1,891
84	PAREXEL International Corp. ●		1,582
78	Thermo Fisher Scientific, Inc. ●		3,925
			9,401
	Managed Health Care - 14.4%
138	Aetna, Inc.		5,031
88	CIGNA Corp.		3,691
258	UnitedHealth Group, Inc.		11,904
61	Wellcare Health Plans, Inc. ●		2,332
45	Wellpoint, Inc.		2,939
			25,897
	Pharmaceuticals - 31.8%
10	Alk-Abello A/S		588
61	Almirall S.A.		427
30	AstraZeneca plc ADR		1,340
43	Auxilium Pharmaceuticals, Inc. ●		646
126	Bristol-Myers Squibb Co.		3,957
180	Daiichi Sankyo Co., Ltd.		3,748
28	Dr. Reddy's Laboratories Ltd. ADR		825
85	Eisai Co., Ltd.		3,422
517	Elan Corp. plc ADR ●		5,446
33	Eli Lilly & Co.		1,209
173	Forest Laboratories, Inc. ●		5,336
157	Medicines Co. ●		2,339
180	Merck & Co., Inc.		5,878
110	Mylan, Inc. ●		1,877
10	Ono Pharmaceutical Co., Ltd.		591
74	Optimer Pharmaceuticals, Inc. ●		1,021
207	Pfizer, Inc.		3,665
270	Shionogi & Co., Ltd.		3,987
27	Simcere Pharmaceutical Group ●		266
123	Teva Pharmaceutical Industries Ltd. ADR		4,578
47	UCB S.A.		2,003
51	Watson Pharmaceuticals, Inc. ●		3,488
73	Xenoport, Inc. ●		433
			57,070
	Total common stocks
	(cost $175,315)		$179,247

	Total long-term investments (cost $175,315)		$179,247

	Total investments
	(cost $175,315) ▲	99.8%	$179,247
	Other assets and liabilities	0.2%	399
	Total net assets	100.0%	$179,646

1

Hartford Healthcare HLS Fund (formerly Hartford Global Health HLS Fund)
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 18.5% of total net assets at September 30, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2011, the cost of securities for federal income tax purposes was $177,591 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$24,762
Unrealized Depreciation	(23,106)
Net Unrealized Appreciation	$1,656

●	Currently non-income producing.

Foreign Currency Contracts Outstanding at September 30, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Japanese Yen	JP Morgan Securities	Sell	$6,364	$6,352	02/02/2012	$(12)
						$(12)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

2

Hartford Healthcare HLS Fund (formerly Hartford Global Health HLS Fund)
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$179,247	$163,059	$16,188	$–
Total	$179,247	$163,059	$16,188	$–
Liabilities:
Foreign Currency Contracts *	12	–	12	–
Total	$12	$–	$12	$–

♦	For the nine-month period ended September 30, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

3

Hartford High Yield HLS Fund
Schedule of Investments
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.6%
	Finance and Insurance - 0.6%
	Banc of America Large Loan
$4,249	1.98%, 11/15/2015 ■Δ	$3,787
	Soundview NIM Trust
2,490	0.00%, 12/25/2036 ⌂■●	–
		3,787

	Total asset & commercial mortgage backed securities
	(cost $6,617)	$3,787

CORPORATE BONDS - 80.7%
	Accommodation and Food Services - 3.7%
	Marina District Finance Co., Inc.
$2,243	9.50%, 10/15/2015	$2,024
	MGM Mirage, Inc.
12,223	11.13%, 11/15/2017	13,415
	MGM Resorts International
7,960	11.38%, 03/01/2018	7,960
	Wynn Las Vegas LLC
1,344	7.75%, 08/15/2020	1,411
		24,810
	Administrative Waste Management and Remediation - 0.6%
	Energy Solutions, Inc. LLC
3,256	10.75%, 08/15/2018	3,256
	Iron Mountain, Inc.
941	7.75%, 10/01/2019	934
		4,190
	Agriculture, Forestry, Fishing and Hunting - 0.8%
	American Seafood Group LLC
3,297	10.75%, 05/15/2016 ■‡	3,198
2,219	15.00%, 05/15/2017 ■‡Þ	2,016
		5,214
	Air Transportation - 0.6%
	United Air Lines, Inc.
3,632	9.88%, 08/01/2013 ■	3,723

	Apparel Manufacturing - 0.4%
	Quiksilver, Inc.
3,032	6.88%, 04/15/2015	2,699

	Arts, Entertainment and Recreation - 7.5%
	Cenveo, Inc.
939	8.88%, 02/01/2018	740
2,105	10.50%, 08/15/2016 ■	1,684
	Cequel Communication LLC
2,611	8.63%, 11/15/2017 ■	2,585
	Clubcorp Club Operations, Inc.
3,066	10.00%, 12/01/2018	2,713
	Downstream Development Authority
1,830	10.50%, 07/01/2019 ■	1,725
	Equinix, Inc.
557	7.00%, 07/15/2021	555
	FireKeepers Development Authority
7,209	13.88%, 05/01/2015 ■	8,146
	First Data Corp.
5,110	10.55%, 09/24/2015 Þ	4,253
	Knight Ridder, Inc.
11,396	6.88%, 03/15/2029	4,900
	McClatchy Co.
4,322	11.50%, 02/15/2017	3,749
	NAI Entertainment Holdings LLC
1,534	8.25%, 12/15/2017 ■	1,580
	TL Acquisitions, Inc.
4,475	10.50%, 01/15/2015 ■	2,864
	UPC Germany GMBH
2,655	8.13%, 12/01/2017 ■	2,655
	Virgin Media Finance plc
2,375	9.50%, 08/15/2016	2,565
	XM Satellite Radio, Inc.
3,004	7.63%, 11/01/2018 ■	3,034
6,085	13.00%, 08/01/2013 ■	6,815
		50,563
	Chemical Manufacturing - 0.8%
	Ferro Corp.
3,143	7.88%, 08/15/2018	3,143
	Ineos Group Holdings plc
3,030	8.50%, 02/15/2016 ■	2,242
		5,385
	Computer and Electronic Product Manufacturing - 2.7%
	Advanced Micro Devices, Inc.
2,784	8.13%, 12/15/2017 ‡	2,784
	Magnachip Semiconductor
2,653	10.50%, 04/15/2018	2,799
	Nextel Communications, Inc.
2,234	7.38%, 08/01/2015	2,117
	Seagate HDD Cayman
2,870	7.75%, 12/15/2018 ■	2,812
	Seagate Technology International
2,120	10.00%, 05/01/2014 ■	2,374
	Sorenson Communications
2,210	10.50%, 02/01/2015 ■	1,282
	Stratus Technologies, Inc.
1,610	12.00%, 03/29/2015	1,409
	Viasystems, Inc.
2,130	12.00%, 01/15/2015 ■	2,279
		17,856
	Construction - 0.9%
	D.R. Horton, Inc.
2,215	6.50%, 04/15/2016	2,193
	Pulte Homes, Inc.
2,446	7.88%, 06/15/2032	1,957
	Shea Homes L.P.
2,290	8.63%, 05/15/2019 ■	1,877
		6,027
	Educational Services - 0.4%
	Laureate Education, Inc.
2,577	10.00%, 08/15/2015 ■	2,526

	Fabricated Metal Product Manufacturing - 0.3%
	BWAY Holding Co.
2,042	10.00%, 06/15/2018	2,144

1

Hartford High Yield HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 80.7% - (continued)
	Finance and Insurance - 10.8%
	Ally Financial, Inc.
$3,525	7.50%, 09/15/2020 ‡	$3,190
2,688	8.30%, 02/12/2015	2,658
	CIT Group, Inc.
20,338	7.00%, 05/01/2017	19,728
	CNL Lifestyle Properties
3,684	7.25%, 04/15/2019	3,168
	Ford Motor Credit Co.
3,400	12.00%, 05/15/2015	4,080
	GMAC LLC
2,170	8.00%, 11/01/2031	1,904
	Hub International Holdings, Inc.
2,887	10.25%, 06/15/2015 ■	2,670
	LBI Escrow Corp.
3,879	8.00%, 11/01/2017 ■	4,180
	Liberty Mutual Group, Inc.
3,756	10.75%, 06/15/2058 ■╦	4,470
	Offshore Group Investments Ltd.
2,244	11.50%, 08/01/2015	2,311
319	11.50%, 08/01/2015 ■	329
	Penson Worldwide, Inc.
3,725	12.50%, 05/15/2017 ■	2,607
	Pinafore LLC
1,676	9.00%, 10/01/2018 ■	1,718
	Provident Funding Associates L.P.
2,763	10.13%, 02/15/2019 ■	2,390
5,517	10.25%, 04/15/2017 ■	5,379
	Residential Capital LLC
3,935	9.63%, 05/15/2015	3,050
	Springleaf Finance Corp.
8,301	6.90%, 12/15/2017	5,977
	UPCB Finance III Ltd.
2,868	6.63%, 07/01/2020 ■	2,696
		72,505
	Food Manufacturing - 1.2%
	JBS USA LLC
3,223	7.25%, 06/01/2021 ■	2,659
	Smithfield Foods, Inc.
4,499	10.00%, 07/15/2014	5,106
		7,765
	Food Services - 0.7%
	Landry's Restaurants, Inc.
4,361	11.63%, 12/01/2015	4,383

	Health Care and Social Assistance - 5.0%
	Alere, Inc.
2,624	7.88%, 02/01/2016	2,480
	Aurora Diagnostics Holdings
2,778	10.75%, 01/15/2018 ■	2,694
	Biomet, Inc.
3,479	10.38%, 10/15/2017 Þ	3,566
	Examworks Group, Inc.
1,431	9.00%, 07/15/2019 ■	1,338
	Fresenius Medical Care US
653	6.50%, 09/15/2018 ■	663
	HCA, Inc.
11,304	7.50%, 11/15/2095	8,478
2,481	8.50%, 04/15/2019	2,630
	LifePoint Hospitals, Inc.
3,001	6.63%, 10/01/2020	2,956
	Rite Aid Corp.
2,402	10.25%, 10/15/2019	2,504
	Valeant Pharmaceuticals International
4,505	7.25%, 07/15/2022 ■	3,953
	Warner Chilcott, Inc.
2,673	7.75%, 09/15/2018 ■	2,553
		33,815
	Information - 9.0%
	Charter Communications Holdings II LLC
3,641	13.50%, 11/30/2016	4,151
	Clearwire Corp.
4,695	12.00%, 12/01/2015 ■	3,979
	DISH DBS Corp.
5,205	7.88%, 09/01/2019	5,309
	Evertec, Inc.
2,433	11.00%, 10/01/2018	2,530
	Frontier Communications Corp.
3,114	7.88%, 01/15/2027	2,693
	GXS Worldwide, Inc.
2,777	9.75%, 06/15/2015	2,666
	iGate Corp.
2,380	9.00%, 05/01/2016 ■	2,213
	Intelsat Bermuda Ltd.
2,772	11.50%, 02/04/2017 Þ	2,384
	Intelsat Jackson Holdings Ltd.
5,570	8.50%, 11/01/2019	5,445
	Kabel Baden Wurttemberg GMBH & Co.
2,616	7.50%, 03/15/2019 ■	2,544
	Level 3 Financing, Inc.
6,838	10.00%, 02/01/2018	6,564
	Paetec Holding Corp.
2,262	9.88%, 12/01/2018	2,369
	Qwest Corp.
3,057	7.25%, 10/15/2035	2,935
	Sprint Capital Corp.
3,406	8.75%, 03/15/2032	2,959
	Trilogy International Partners LLC
3,763	10.25%, 08/15/2016 ■	3,688
	Videotron Ltee
2,730	9.13%, 04/15/2018	2,976
	Wind Acquisition Finance S.A
2,107	11.75%, 07/15/2017 ■	1,791
	Windstream Corp.
3,665	7.50%, 04/01/2023	3,418
		60,614
	Machinery Manufacturing - 0.6%
	Case New Holland, Inc.
3,856	7.88%, 12/01/2017	4,107

	Mining - 1.4%
	Arch Coal, Inc.
2,716	7.25%, 06/15/2021 ■	2,614
	FMG Resources Pty Ltd.
4,112	7.00%, 11/01/2015 ■	3,824

2

Hartford High Yield HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 80.7% - (continued)
	Mining - 1.4% - (continued)
	Taseko Mines Ltd.
$2,814	7.75%, 04/15/2019	$2,617
		9,055
	Miscellaneous Manufacturing - 0.9%
	BE Aerospace, Inc.
2,183	6.88%, 10/01/2020	2,276
	Reynolds Group Issuer, Inc.
1,890	7.88%, 08/15/2019 ■	1,824
1,885	9.88%, 08/15/2019 ■	1,658
		5,758
	Motor Vehicle & Parts Manufacturing - 1.5%
	Ford Motor Co.
2,585	7.50%, 08/01/2026	2,613
4,526	9.22%, 09/15/2021	5,156
	TRW Automotive, Inc.
1,764	3.50%, 12/01/2015	2,386
		10,155
	Paper Manufacturing - 1.1%
	Mercer International, Inc.
3,416	9.50%, 12/01/2017	3,356
	Sappi Papier Holding, Inc.
2,130	6.63%, 04/15/2021 ■	1,811
	Westvaco Corp.
1,999	8.20%, 01/15/2030	2,266
		7,433
	Petroleum and Coal Products Manufacturing - 8.0%
	Alon Refinancing Krotz Springs, Inc.
3,263	13.50%, 10/15/2014 ‡	3,165
	Alpha Natural Resources, Inc.
2,505	6.00%, 06/01/2019	2,336
	Bill Barrett Corp.
1,125	7.63%, 10/01/2019	1,106
1,925	9.88%, 07/15/2016 ‡	2,098
	Chaparral Energy, Inc.
2,433	9.88%, 10/01/2020	2,433
	Chesapeake Energy Corp.
3,130	6.88%, 08/15/2018	3,224
	Concho Resources, Inc.
2,719	7.00%, 01/15/2021	2,705
	Denbury Resources, Inc.
2,337	9.75%, 03/01/2016	2,524
	Drummond Co., Inc.
4,093	9.00%, 10/15/2014 ■	4,185
	EV Energy Partners Finance
2,121	8.00%, 04/15/2019 ■	2,047
	Headwaters, Inc.
2,608	7.63%, 04/01/2019	1,995
	Key Energy Services, Inc.
3,126	6.75%, 03/01/2021	3,009
	Newfield Exploration Co.
1,312	5.75%, 01/30/2022	1,297
	Plains Exploration & Production Co.
4,172	10.00%, 03/01/2016	4,527
	Regency Energy Partners L.P.
2,689	9.38%, 06/01/2016	2,911
	Rosetta Resources, Inc.
2,748	9.50%, 04/15/2018	2,803
	Sandridge Energy, Inc.
2,790	8.75%, 01/15/2020	2,734
	Targa Resources Partners
2,646	11.25%, 07/15/2017	2,937
	Venoco, Inc.
2,949	8.88%, 02/15/2019	2,536
	Western Refining, Inc.
3,082	11.25%, 06/15/2017 ■ØΘ	3,328
		53,900
	Pipeline Transportation - 1.9%
	Chesapeake Midstream Partners
1,458	5.88%, 04/15/2021 ■	1,385
	Dynegy Holdings, Inc.
7,433	7.75%, 06/01/2019	4,497
	Eagle Rock Energy Partners L.P.
1,180	8.38%, 06/01/2019 ■	1,133
	El Paso Corp.
2,890	7.80%, 08/01/2031	3,358
	Energy Transfer Equity L.P.
2,183	7.50%, 10/15/2020	2,243
		12,616
	Plastics and Rubber Products Manufacturing - 1.0%
	Plastipak Holdings, Inc.
2,606	10.63%, 08/15/2019 ■	2,710
	Sealed Air Corp.
597	8.13%, 09/15/2019 ■☼	603
963	8.38%, 09/15/2021 ■☼	973
	Titan International, Inc.
2,337	7.88%, 10/01/2017	2,430
		6,716
	Primary Metal Manufacturing - 0.8%
	Aleris International, Inc.
3,175	7.63%, 02/15/2018 ■	2,849
	Novelis, Inc.
2,718	8.38%, 12/15/2017	2,691
		5,540
	Printing and Related Support Activities - 0.6%
	Harland Clarke Holdings Corp.
3,225	9.50%, 05/15/2015	2,387
	Sheridan (The) Group, Inc.
1,986	12.50%, 04/15/2014	1,708
		4,095
	Professional, Scientific and Technical Services - 2.7%
	Affinion Group, Inc.
12,595	11.50%, 10/15/2015	9,824
7,355	11.63%, 11/15/2015	5,664
	Global Geophysical Services, Inc.
2,466	10.50%, 05/01/2017	2,392
		17,880
	Public Administration - 0.3%
	CDRT Merger Sub, Inc.
2,153	8.13%, 06/01/2019 ■	1,992

	Rail Transportation - 0.3%
	RailAmerica, Inc.
2,063	9.25%, 07/01/2017	2,233

	Real Estate and Rental and Leasing - 2.6%
	Ashtead Capital, Inc.
2,645	9.00%, 08/15/2016 ■	2,618

3

Hartford High Yield HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 80.7% - (continued)
	Real Estate and Rental and Leasing - 2.6% - (continued)
	Avis Budget Car Rental LLC
$3,667	9.63%, 03/15/2018 ‡	$3,630
	International Lease Finance Corp.
3,760	8.88%, 09/01/2017	3,779
	Maxim Crane Works L.P.
3,074	12.25%, 04/15/2015 ■	2,644
	Realogy Corp.
2,428	11.75%, 04/15/2014 Þ	2,088
	United Rentals North America, Inc.
2,828	8.38%, 09/15/2020	2,595
		17,354
	Retail Trade - 4.9%
	Amerigas Partners L.P.
1,446	6.25%, 08/20/2019	1,384
	Building Materials Corp.
3,353	7.50%, 03/15/2020 ■	3,353
	Dollar General Corp.
3,283	11.88%, 07/15/2017 Þ	3,628
	Hillman Group, Inc.
2,539	10.88%, 06/01/2018	2,514
603	10.88%, 06/01/2018 ■	597
	J.C. Penney Co., Inc.
3,281	7.63%, 03/01/2097	2,756
	Jaguar Land Rover plc
3,743	8.13%, 05/15/2021 ■	3,294
	Liz Claiborne, Inc.
2,610	10.50%, 04/15/2019 ■	2,610
	Masonite International Co.
2,953	8.25%, 04/15/2021 ■	2,665
	Nebraska Book Co.
3,068	10.00%, 12/01/2011 Ψ	2,700
	Sears Holdings Corp.
3,113	6.63%, 10/15/2018	2,568
	Supervalu, Inc.
2,407	8.00%, 05/01/2016	2,275
	Toys R Us, Inc.
2,954	7.38%, 09/01/2016 ■	2,821
		33,165
	Soap, Cleaning Compound and Toilet Manufacturing - 0.3%
	Yankee Candle Co.
2,352	10.25%, 02/15/2016	1,999

	Textile Product Mills - 0.4%
	Interface, Inc.
2,702	7.63%, 12/01/2018	2,702

	Truck Transportation - 0.9%
	Swift Transportation Co., Inc.
6,496	12.50%, 05/15/2017 ■	5,725

	Utilities - 3.5%
	AES Corp.
2,689	9.75%, 04/15/2016 ‡	2,891
	Calpine Corp.
3,710	7.88%, 01/15/2023 ■	3,580
	Edison Mission Energy
6,824	7.00%, 05/15/2017	4,060
	Energy Future Intermediate Holding Co. LLC
4,031	10.00%, 12/01/2020	3,930
	NRG Energy, Inc.
7,203	8.50%, 06/15/2019	6,951
	Reliant Energy, Inc.
2,032	9.24%, 07/02/2017	2,073
		23,485
	Water Transportation - 0.7%
	Seven Seas Cruises
2,122	9.13%, 05/15/2019 ■	2,101
	Ship Finance International Ltd.
2,842	8.50%, 12/15/2013	2,742
		4,843
	Wholesale Trade - 0.9%
	Spectrum Brands, Inc.
3,830	12.00%, 08/28/2019 Þ	4,146
	U.S. Foodservice, Inc.
2,123	8.50%, 06/30/2019 ■	1,916
		6,062
	Total corporate bonds
	(cost $566,851)	$541,034

SENIOR FLOATING RATE INTERESTS ♦ - 9.6%
	Air Transportation - 0.5%
	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan
$3,513	4.24%, 11/29/2013 ±⌂	$3,162

	Arts, Entertainment and Recreation - 1.2%
	AMC Entertainment Holdings, Inc.
6,816	5.35%, 06/13/2012 ±Þ	6,628
	Chester Downs and Marina LLC, Loan
1,473	12.38%, 07/31/2016 ±	1,466
		8,094
	Finance and Insurance - 2.1%
	Asurion Corp., Second Lien Term Loan
2,521	9.00%, 05/24/2019 ±	2,393
	BNY Convergex Group LLC, 2nd Lien Eze Borrower Term Loan Committment
407	8.75%, 12/17/2017 ±	405
	BNY Convergex Group LLC, 2nd Lien Top Borrower Term Loan Committment
971	8.75%, 12/17/2017 ±	964
	Chrysler Group LLC
4,030	6.00%, 05/24/2017 ±	3,503
	Nuveen Investments, Inc., Second Lien Term Loan
6,612	12.50%, 07/31/2015 ±	6,756
		14,021
	Information - 2.0%
	Level 3 Communications Corp., Tranche Loan B Add-On
7,189	11.50%, 03/13/2014 ±	7,476
	WideOpenWest Finance LLC, Second Lien Term Loan
6,022	6.48%, 06/29/2015 ±Þ	5,676
		13,152

4

Hartford High Yield HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 9.6% - (continued)
	Motor Vehicle & Parts Manufacturing - 2.3%
	General Motors Co.
$17,705	0.38%, 10/27/2015 ±☼		$15,816

	Petroleum and Coal Products Manufacturing - 0.1%
	Dynegy Power LLC
860	9.25%, 08/05/2016 ±		844

	Retail Trade - 1.4%
	Easton-Bell Sports, Inc.
9,806	11.50%, 12/31/2015 ±⌂Þ		9,414

	Total senior floating rate interests
	(cost $67,193)		$64,503

COMMON STOCKS - 0.2%
	Energy - 0.2%
207,275	KCA Deutag ⌂●†		$1,036

	Software & Services - 0.0%
38	Stratus Technologies, Inc. ⌂●†		–

	Total common stocks
	(cost $2,795)		$1,036

PREFERRED STOCKS - 0.7%
	Automobiles & Components - 0.7%
15	Dana Holding Corp., 4.00% ۞■		$1,494
88	General Motors Co., 4.75% ۞		3,094
			4,588
	Software & Services - 0.0%
9	Stratus Technologies, Inc. ⌂†		–

	Total preferred stocks
	(cost $6,791)		$4,588

WARRANTS - 0.0%
	Food, Beverage & Tobacco - 0.0%
2	ASG Consolidated LLC ⌂■		$232

	Total warrants
	(cost $34)		$232

	Total long-term investments (cost $650,281)		$615,180

SHORT-TERM INVESTMENTS - 5.0%
Investment Pools and Funds - 4.9%
32,670	JP Morgan U.S. Government Money Market Fund		$32,670

U.S. Treasury Bills - 0.1%
1,030	0.00%, 10/27/2011 ○		$1,030

	Total short-term investments
	(cost $33,700)		$33,700

	Total investments
	(cost $683,981) ▲	96.8%	$648,880
	Other assets and liabilities	3.2%	21,285
	Total net assets	100.0%	$670,165

5

Hartford High Yield HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 6.2% of total net assets at September 30, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2011, the cost of securities for federal income tax purposes was $685,054 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$9,326
Unrealized Depreciation	(45,500)
Net Unrealized Depreciation	$(36,174)

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors at September 30, 2011, was $1,036, which represents 0.2% of total net assets.

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2011.

Þ	This security may pay interest in additional bonds instead of cash.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2011, the aggregate value of these securities was $182,304, which represents 27.2% of total net assets.

۞	Convertible security.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at September 30, 2011 was $19,265.

±	The interest rate disclosed for these securities represents the average coupon as of September 30, 2011.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

♦
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate.  Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election.  The rate at which the borrower repays cannot be predicted with accuracy.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

6

Hartford High Yield HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Θ	At September 30, 2011, this security, or a portion of this security, is designated to cover written call options in the table below:

Issuer	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
Credit Default Swaption CDX.NA.HY.16	Credit	0.96%	10/20/2011	13,600,000	$49	$53	$4
Credit Default Swaption CDX.NA.HY.16	Credit	0.89%	12/22/2011	6,920,000	345	313	(32)
Credit Default Swaption CDX.NA.HY.16	Credit	0.90%	12/22/2011	6,540,000	263	256	(7)
					$657	$622	$(35)
* The number of contracts does not omit 000's.

Ø	This security, or a portion of this security, collateralized the written put options in the table below.

Issuer	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
Credit Default Swaption CDX.NA.HY.16	Credit	0.86%	10/20/2011	13,600,000	$104	$84	$(20)
Credit Default Swaption CDX.NA.HY.16	Credit	0.89%	12/22/2011	6,920,000	242	272	30
Credit Default Swaption CDX.NA.HY.16	Credit	0.90%	12/22/2011	6,540,000	264	300	36
					$610	$656	$46
* The number of contracts does not omit 000's.

⌂
The following securities are considered illiquid.  Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2010 - 07/2010	2	ASG Consolidated LLC Warrants - 144A	$34
09/2010 - 08/2011	$9,806	Easton-Bell Sports, Inc., 11.50%, 12/31/2015	9,704
03/2011	207,275	KCA Deutag	2,795
01/2011 - 08/2011	$3,513	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan, 4.24%, 11/29/2013	3,194
02/2007	$2,490	Soundview NIM Trust, 0.00%, 12/25/2036 - 144A	2,479
03/2010 - 04/2010	9	Stratus Technologies, Inc. Preferred	–
03/2010 - 04/2010	38	Stratus Technologies, Inc.	–

The aggregate value of these securities at September 30, 2011, was $13,844, which represents 2.1% of total net assets.

7

Hartford High Yield HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at September 30, 2011

Reference Entity	Counterparty	Notional Amount (a)	Buy/Sell Protection	(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Cost	Market Value ╪	Unrealized Appreciation/ (Depreciation)
CDX Emerging Markets Index	Barclay Investment, Inc.	$21,000	Buy	(5.00)%	06/20/16	$(1,669)	$(1,255)	$414
McClatchy Co.	Barclay Investment, Inc.	3,650	Buy	(5.00)% / 18.42%	09/20/15	1,041	1,323	282
McClatchy Co.	UBS Securities	1,460	Buy	(5.00)% / 18.42%	09/20/15	518	529	11
						$(110)	$597	$707

(a)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.  The percentage shown is the implied credit spread on September 30, 2011.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

8

Hartford High Yield HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$3,787	$–	$3,787	$–
Common Stocks ‡	1,036	–	–	1,036
Corporate Bonds	541,034	–	538,961	2,073
Preferred Stocks	4,588	3,094	1,494	–
Senior Floating Rate Interests	64,503	–	64,503	–
Warrants	232	232	–	–
Short-Term Investments	33,700	32,670	1,030	–
Total	$648,880	$35,996	$609,775	$3,109
Credit Default Swaps *	707	–	707	–
Written Options *	70	–	70	–
Total	$777	$–	$777	$–
Liabilities:
Written Options *	59	–	59	–
Total	$59	$–	$59	$–

♦	For the nine-month period ended September 30, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of September 30, 2011
Assets:
Asset & Commercial Mortgage Backed Securities	$—	$—	$—	†	$—	$—	$—	$—	$—	$—
Common Stocks	—	—	(1,759	)‡	—	2,795	—	—	—	1,036
Corporate Bonds	5,606	(1,279)	312	§	25	17	(4,430)	1,822	—	2,073
Preferred Stocks	—	—	—	†	—	—	—	—	—	—
Total	$5,606	$(1,279)	$(1,447)		$25	$2,812	$(4,430)	$1,822	$—	$3,109

*
Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1) Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
2) Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3) Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation or depreciation in the current period relating to assets still held at September 30, 2011 was zero.
‡	Change in unrealized appreciation or depreciation in the current period relating to assets still held at September 30, 2011 was $(1,759).
§	Change in unrealized appreciation or depreciation in the current period relating to assets still held at September 30, 2011 was $(124).

9

Hartford High Yield HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Distribution by Credit Quality
as of September 30, 2011
Credit Rating *	Percentage of Net Assets
Baa / BBB	3.1
Ba / BB	16.5
B	45.1
Caa / CCC or Lower	22.8
Unrated	3.4
U.S. Government Securities	0.1
Non Debt Securities and Other Short-Term Instruments	5.8
Other Assets & Liabilities	3.2
Total	100.0%

*
Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

10

Hartford Index HLS Fund
Schedule of Investments
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.0%
	Automobiles & Components - 0.6%
305	Ford Motor Co. w/ Rights ●	$2,945
20	Goodyear Tire & Rubber Co. ●	197
19	Harley-Davidson, Inc.	652
54	Johnson Controls, Inc.	1,436
		5,230
	Banks - 2.6%
56	BB&T Corp.	1,192
16	Comerica, Inc.	371
74	Fifth Third Bancorp	744
21	First Horizon National Corp.	126
42	Hudson City Bancorp, Inc.	239
69	Huntington Bancshares, Inc.	332
76	Keycorp	453
10	M&T Bank Corp.	701
30	People's United Financial, Inc.	344
42	PNC Financial Services Group, Inc.	2,034
101	Regions Financial Corp.	336
43	SunTrust Banks, Inc.	772
154	US Bancorp	3,623
423	Wells Fargo & Co.	10,206
15	Zion Bancorp	208
		21,681
	Capital Goods - 7.7%
57	3M Co.	4,082
59	Boeing Co.	3,594
52	Caterpillar, Inc.	3,823
16	Cummins, Inc.	1,272
46	Danaher Corp.	1,911
33	Deere & Co.	2,144
15	Dover Corp.	696
27	Eaton Corp.	972
60	Emerson Electric Co.	2,466
24	Fastenal Co.	786
4	Flowserve Corp.	331
14	Fluor Corp.	648
29	General Dynamics Corp.	1,648
850	General Electric Co.	12,947
10	Goodrich Corp.	1,215
63	Honeywell International, Inc.	2,754
39	Illinois Tool Works, Inc.	1,636
27	Ingersoll-Rand plc	746
15	ITT Corp.	623
10	Jacobs Engineering Group, Inc. ●	330
8	Joy Global, Inc.	523
8	L-3 Communications Holdings, Inc.	525
22	Lockheed Martin Corp.	1,606
29	Masco Corp.	204
22	Northrop Grumman Corp.	1,161
29	PACCAR, Inc.	990
9	Pall Corp.	395
12	Parker-Hannifin Corp.	782
12	Precision Castparts Corp.	1,798
17	Quanta Services, Inc. ●	319
28	Raytheon Co.	1,156
11	Rockwell Automation, Inc.	642
12	Rockwell Collins, Inc.	650
8	Roper Industries, Inc.	528
5	Snap-On, Inc.	207
13	Stanley Black & Decker, Inc.	661
22	Textron, Inc.	391
37	Tyco International Ltd.	1,515
73	United Technologies Corp.	5,121
5	W.W. Grainger, Inc.	736
		64,534
	Commercial & Professional Services - 0.6%
8	Avery Dennison Corp.	212
9	Cintas Corp.	250
4	Dun & Bradstreet Corp.	240
10	Equifax, Inc. ●	301
16	Iron Mountain, Inc.	516
16	Pitney Bowes, Inc.	305
15	R.R. Donnelley & Sons Co.	212
26	Republic Services, Inc.	721
12	Robert Half International, Inc.	246
7	Stericycle, Inc. ●	554
38	Waste Management, Inc.	1,232
		4,789
	Consumer Durables & Apparel - 1.0%
23	Coach, Inc.	1,198
22	D.R. Horton, Inc.	202
12	Fortune Brands, Inc. ●	670
6	Harman International Industries, Inc.	161
10	Hasbro, Inc.	317
11	Leggett & Platt, Inc.	226
13	Lennar Corp.	174
27	Mattel, Inc.	711
23	Newell Rubbermaid, Inc.	277
30	NIKE, Inc. Class B	2,603
27	Pulte Group, Inc. ●	107
5	Ralph Lauren Corp.	674
7	V.F. Corp.	844
6	Whirlpool Corp.	305
		8,469
	Consumer Services - 2.1%
10	Apollo Group, Inc. Class A ●	390
37	Carnival Corp.	1,123
3	Chipotle Mexican Grill, Inc. ●	774
11	Darden Restaurants, Inc.	462
5	DeVry, Inc.	183
25	H & R Block, Inc.	326
24	International Game Technology	347
23	Marriott International, Inc. Class A	616
83	McDonald's Corp.	7,259
60	Starbucks Corp.	2,230
15	Starwood Hotels & Resorts	598
13	Wyndham Worldwide Corp.	375
6	Wynn Resorts Ltd.	733
37	Yum! Brands, Inc.	1,839
		17,255
	Diversified Financials - 5.5%
83	American Express Co.	3,736
19	Ameriprise Financial, Inc.	744
812	Bank of America Corp.	4,971
99	Bank of New York Mellon Corp.	1,836
8	BlackRock, Inc.	1,185
37	Capital One Financial Corp.	1,459

1

Hartford Index HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.0% - (continued)
	Diversified Financials - 5.5% - (continued)
86	Charles Schwab Corp.	$974
234	Citigroup, Inc.	5,990
5	CME Group, Inc.	1,320
44	Discover Financial Services, Inc.	1,004
20	E*Trade Financial Corp. ●	185
7	Federated Investors, Inc.	130
12	Franklin Resources, Inc.	1,116
41	Goldman Sachs Group, Inc.	3,832
6	IntercontinentalExchange, Inc. ●	695
36	Invesco Ltd.	560
15	Janus Capital Group, Inc.	90
312	JP Morgan Chase & Co.	9,412
10	Legg Mason, Inc.	270
16	Leucadia National Corp.	359
16	Moody's Corp.	492
119	Morgan Stanley	1,605
10	Nasdaq OMX Group, Inc. ●	235
19	Northern Trust Corp.	675
21	NYSE Euronext	487
41	SLM Corp.	513
40	State Street Corp.	1,298
21	T. Rowe Price Group, Inc.	980
		46,153
	Energy - 11.5%
18	Alpha Natural Resources, Inc. ●	321
40	Anadarko Petroleum Corp.	2,514
31	Apache Corp.	2,467
35	Baker Hughes, Inc.	1,614
8	Cabot Oil & Gas Corp.	516
20	Cameron International Corp. ●	816
53	Chesapeake Energy Corp.	1,352
161	Chevron Corp.	14,852
110	ConocoPhillips Holding Co.	6,969
18	Consol Energy, Inc.	617
32	Denbury Resources, Inc. ●	371
33	Devon Energy Corp.	1,853
6	Diamond Offshore Drilling, Inc.	303
62	El Paso Corp.	1,080
22	EOG Resources, Inc.	1,529
12	EQT Corp.	637
390	Exxon Mobil Corp.	28,302
19	FMC Technologies, Inc. ●	725
74	Halliburton Co.	2,248
9	Helmerich & Payne, Inc.	350
24	Hess Corp.	1,270
57	Marathon Oil Corp.	1,234
29	Marathon Petroleum Corp.	773
15	Murphy Oil Corp.	683
23	Nabors Industries Ltd. ●	282
34	National Oilwell Varco, Inc.	1,738
11	Newfield Exploration Co. ●	421
20	Noble Corp.	592
14	Noble Energy, Inc.	1,000
65	Occidental Petroleum Corp.	4,656
22	Peabody Energy Corp.	735
9	Pioneer Natural Resources Co.	619
14	QEP Resources, Inc.	385
13	Range Resources Corp.	753
10	Rowan Companies, Inc. ●	308
108	Schlumberger Ltd.	6,457
28	Southwestern Energy Co. ●	929
52	Spectra Energy Corp.	1,279
9	Sunoco, Inc.	267
12	Tesoro Corp. ●	224
46	Valero Energy Corp.	815
47	Williams Cos., Inc.	1,149
		96,005
	Food & Staples Retailing - 2.4%
35	Costco Wholesale Corp.	2,881
108	CVS Caremark Corp.	3,619
48	Kroger Co.	1,065
28	Safeway, Inc.	467
17	Supervalu, Inc.	113
48	Sysco Corp.	1,230
73	Walgreen Co.	2,386
141	Wal-Mart Stores, Inc.	7,313
13	Whole Foods Market, Inc.	827
		19,901
	Food, Beverage & Tobacco - 6.6%
166	Altria Group, Inc.	4,450
54	Archer Daniels Midland Co.	1,344
8	Brown-Forman Corp.	564
14	Campbell Soup Co.	467
184	Coca-Cola Co.	12,429
26	Coca-Cola Enterprises, Inc.	635
33	ConAgra Foods, Inc.	805
15	Constellation Brands, Inc. Class A ●	266
15	Dean Foods Co. ●	130
17	Dr. Pepper Snapple Group	676
52	General Mills, Inc.	1,995
26	H.J. Heinz Co.	1,299
12	Hershey Co.	734
11	Hormel Foods Corp.	300
9	J.M. Smucker Co.	665
20	Kellogg Co.	1,062
142	Kraft Foods, Inc.	4,754
11	Lorillard, Inc.	1,232
11	McCormick & Co., Inc.	487
16	Mead Johnson Nutrition Co.	1,128
13	Molson Coors Brewing Co.	516
127	PepsiCo, Inc.	7,854
141	Philip Morris International, Inc.	8,782
27	Reynolds American, Inc.	1,014
47	Sara Lee Corp.	771
24	Tyson Foods, Inc. Class A	413
		54,772
	Health Care Equipment & Services - 4.1%
30	Aetna, Inc.	1,086
22	Amerisource Bergen Corp.	805
7	Bard (C.R.), Inc.	608
46	Baxter International, Inc.	2,557
17	Becton, Dickinson & Co.	1,280
123	Boston Scientific Corp. ●	725
28	Cardinal Health, Inc.	1,155
18	CareFusion Corp. ●	430
12	Cerner Corp. ●	799

2

Hartford Index HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.0% - (continued)
	Health Care Equipment & Services - 4.1% - (continued)
22	CIGNA Corp.	$909
12	Coventry Health Care, Inc. ●	342
40	Covidien International plc	1,744
8	DaVita, Inc. ●	471
11	Dentsply International, Inc.	348
9	Edwards Lifesciences Corp. ●	656
39	Express Scripts, Inc. ●	1,451
13	Humana, Inc.	971
3	Intuitive Surgical, Inc. ●	1,126
8	Laboratory Corp. of America Holdings ●	639
20	McKesson Corp.	1,433
31	Medco Health Solutions, Inc. ●	1,447
85	Medtronic, Inc.	2,813
8	Patterson Cos., Inc.	215
13	Quest Diagnostics, Inc.	625
26	St. Jude Medical, Inc.	956
26	Stryker Corp.	1,246
38	Tenet Healthcare Corp. ●	157
86	UnitedHealth Group, Inc.	3,977
9	Varian Medical Systems, Inc. ●	489
29	Wellpoint, Inc.	1,885
15	Zimmer Holdings, Inc. ●	814
		34,159
	Household & Personal Products - 2.6%
34	Avon Products, Inc.	676
11	Clorox Co.	700
39	Colgate-Palmolive Co.	3,455
9	Estee Lauder Co., Inc.	795
31	Kimberly-Clark Corp.	2,227
220	Procter & Gamble Co.	13,914
		21,767
	Insurance - 3.6%
27	ACE Ltd.	1,664
39	Aflac, Inc.	1,367
42	Allstate Corp.	995
36	American International Group, Inc. ●	781
26	AON Corp.	1,099
8	Assurant, Inc.	275
143	Berkshire Hathaway, Inc. Class B ●	10,169
23	Chubb Corp.	1,396
13	Cincinnati Financial Corp.	349
40	Genworth Financial, Inc. ●	229
26	Lincoln National Corp.	405
25	Loews Corp.	876
43	Marsh & McLennan Cos., Inc.	1,151
89	MetLife, Inc.	2,483
26	Principal Financial Group, Inc.	597
52	Progressive Corp.	923
41	Prudential Financial, Inc.	1,907
9	Torchmark Corp.	307
34	Travelers Cos., Inc.	1,661
25	Unum Group	533
27	XL Group plc	502
		29,669
	Materials - 3.3%
17	Air Products and Chemicals, Inc.	1,305
5	Airgas, Inc.	350
9	AK Steel Holding Corp.	58
85	Alcoa, Inc.	817
9	Allegheny Technologies, Inc.	316
13	Ball Corp.	407
8	Bemis Co., Inc.	243
6	CF Industries Holdings, Inc.	705
12	Cliff's Natural Resources, Inc.	601
95	Dow Chemical Co.	2,126
75	E.I. DuPont de Nemours & Co.	2,988
6	Eastman Chemical Co.	386
19	Ecolab, Inc.	910
6	FMC Corp.	395
76	Freeport-McMoRan Copper & Gold, Inc.	2,313
6	International Flavors & Fragrances, Inc.	362
35	International Paper Co.	814
14	MeadWestvaco Corp.	335
43	Monsanto Co.	2,574
22	Mosaic Co.	1,087
40	Newmont Mining Corp.	2,490
25	Nucor Corp.	801
13	Owens-Illinois, Inc. ●	199
13	PPG Industries, Inc.	895
24	Praxair, Inc.	2,268
13	Sealed Air Corp.	215
7	Sherwin-Williams Co.	526
10	Sigma-Aldrich Corp.	603
7	Titanium Metals Corp.	101
12	United States Steel Corp.	254
10	Vulcan Materials Co.	284
		27,728
	Media - 3.0%
18	Cablevision Systems Corp.	284
54	CBS Corp. Class B	1,093
220	Comcast Corp. Class A	4,604
59	DirecTV Class A ●	2,502
22	Discovery Communications, Inc. ●	826
19	Gannett Co., Inc.	184
38	Interpublic Group of Cos., Inc.	276
24	McGraw-Hill Cos., Inc.	989
183	News Corp. Class A	2,834
22	Omnicom Group, Inc.	824
8	Scripps Networks Interactive Class A	293
26	Time Warner Cable, Inc.	1,631
84	Time Warner, Inc.	2,508
46	Viacom, Inc. Class B	1,783
149	Walt Disney Co.	4,486
–	Washington Post Co. Class B	142
		25,259
	Pharmaceuticals, Biotechnology & Life Sciences - 7.9%
125	Abbott Laboratories	6,381
28	Agilent Technologies, Inc. ●	870
25	Allergan, Inc.	2,032
74	Amgen, Inc.	4,071
19	Biogen Idec, Inc. ●	1,808
137	Bristol-Myers Squibb Co.	4,289
37	Celgene Corp. ●	2,279
6	Cephalon, Inc. ●	506
82	Eli Lilly & Co.	3,020
22	Forest Laboratories, Inc. ●	677

3

Hartford Index HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.0% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 7.9% - (continued)
62	Gilead Sciences, Inc. ●	$2,397
13	Hospira, Inc. ●	488
220	Johnson & Johnson	13,994
15	Life Technologies Corp. ●	558
247	Merck & Co., Inc.	8,075
34	Mylan, Inc. ●	581
9	PerkinElmer, Inc.	175
625	Pfizer, Inc.	11,055
31	Thermo Fisher Scientific, Inc. ●	1,550
7	Waters Corp. ●	556
10	Watson Pharmaceuticals, Inc. ●	688
		66,050
	Real Estate - 1.8%
10	Apartment Investment & Management Co.	214
8	Avalonbay Communities, Inc.	859
12	Boston Properties, Inc.	1,051
26	CB Richard Ellis Group, Inc. Class A ●	350
24	Equity Residential Properties Trust	1,232
33	HCP, Inc.	1,144
14	Health Care, Inc.	663
57	Host Hotels & Resorts, Inc.	619
33	Kimco Realty Corp.	490
13	Plum Creek Timber Co., Inc.	451
37	ProLogis, Inc.	893
11	Public Storage	1,265
24	Simon Property Group, Inc.	2,591
23	Ventas, Inc.	1,141
15	Vornado Realty Trust	1,104
43	Weyerhaeuser Co.	671
		14,738
	Retailing - 3.8%
7	Abercrombie & Fitch Co. Class A	432
29	Amazon.com, Inc. ●	6,285
4	AutoNation, Inc. ●	130
2	AutoZone, Inc. ●	731
20	Bed Bath & Beyond, Inc. ●	1,122
24	Best Buy Co., Inc.	565
5	Big Lots, Inc. ●	183
18	CarMax, Inc. ●	432
16	Expedia, Inc.	402
10	Family Dollar Stores, Inc.	489
11	GameStop Corp. Class A ●	258
28	Gap, Inc.	451
13	Genuine Parts Co.	637
125	Home Depot, Inc.	4,121
11	J.C. Penney Co., Inc.	307
22	Kohl's Corp.	1,105
20	Limited Brands, Inc.	764
101	Lowe's Co., Inc.	1,954
34	Macy's, Inc.	900
4	Netflix, Inc. ●	477
13	Nordstrom, Inc.	597
11	O'Reilly Automotive, Inc. ●	723
4	Priceline.com, Inc. ●	1,815
9	Ross Stores, Inc.	730
3	Sears Holdings Corp. ●	177
57	Staples, Inc.	756
54	Target Corp.	2,654
10	Tiffany & Co.	620
31	TJX Cos., Inc.	1,695
10	Urban Outfitters, Inc. ●	213
		31,725
	Semiconductors & Semiconductor Equipment - 2.4%
47	Advanced Micro Devices, Inc. ●	236
26	Altera Corp.	819
24	Analog Devices, Inc.	749
106	Applied Materials, Inc.	1,092
39	Broadcom Corp. Class A	1,285
5	First Solar, Inc. ●	296
421	Intel Corp.	8,975
13	KLA-Tencor Corp.	514
18	Linear Technology Corp.	505
46	LSI Corp. ●	238
18	MEMC Electronic Materials, Inc. ●	97
15	Microchip Technology, Inc.	477
80	Micron Technology, Inc. ●	405
6	Novellus Systems, Inc. ●	151
48	NVIDIA Corp. ●	605
15	Teradyne, Inc. ●	165
93	Texas Instruments, Inc.	2,469
21	Xilinx, Inc.	582
		19,660
	Software & Services - 9.6%
52	Accenture plc	2,718
40	Adobe Systems, Inc. ●	957
15	Akamai Technologies, Inc. ●	294
18	Autodesk, Inc. ●	509
39	Automatic Data Processing, Inc.	1,851
14	BMC Software, Inc. ●	543
30	CA, Inc.	589
15	Citrix Systems, Inc. ●	824
24	Cognizant Technology Solutions Corp. ●	1,525
12	Computer Sciences Corp.	334
18	Compuware Corp. ●	134
92	eBay, Inc. ●	2,710
27	Electronic Arts, Inc. ●	547
20	Fidelity National Information Services, Inc.	483
11	Fiserv, Inc. ●	576
20	Google, Inc. ●	10,365
96	IBM Corp.	16,753
24	Intuit, Inc. ●	1,156
9	Mastercard, Inc.	2,729
598	Microsoft Corp.	14,873
10	Monster Worldwide, Inc. ●	75
317	Oracle Corp.	9,100
26	Paychex, Inc.	681
16	Red Hat, Inc. ●	655
22	SAIC, Inc. ●	262
11	Salesforce.com, Inc. ●	1,244
60	Symantec Corp. ●	980
14	Teradata Corp. ●	724
13	Total System Services, Inc.	222
13	VeriSign, Inc.	380
41	Visa, Inc.	3,516
50	Western Union Co.	770

4

Hartford Index HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.0% - (continued)
	Software & Services - 9.6% - (continued)
101	Yahoo!, Inc. ●	$1,332
		80,411
	Technology Hardware & Equipment - 7.2%
14	Amphenol Corp. Class A	557
74	Apple, Inc. ●	28,306
441	Cisco Systems, Inc.	6,828
126	Corning, Inc.	1,556
124	Dell, Inc. ●	1,759
165	EMC Corp. ●	3,474
6	F5 Networks, Inc. ●	458
13	FLIR Systems, Inc.	321
10	Harris Corp.	329
166	Hewlett-Packard Co.	3,732
15	Jabil Circuit, Inc.	261
18	JDS Uniphase Corp. ●	182
43	Juniper Networks, Inc. ●	737
6	Lexmark International, Inc. ADR ●	171
11	Molex, Inc.	222
21	Motorola Mobility Holdings, Inc. ●	792
24	Motorola Solutions, Inc.	1,015
29	NetApp, Inc. ●	1,001
135	Qualcomm, Inc.	6,545
19	SanDisk Corp. ●	773
29	Tellabs, Inc.	125
19	Western Digital Corp. ●	480
112	Xerox Corp.	784
		60,408
	Telecommunication Services - 3.3%
32	American Tower Corp. Class A ●	1,704
475	AT&T, Inc.	13,545
49	CenturyLink, Inc.	1,635
80	Frontier Communications Corp.	488
24	MetroPCS Communications, Inc. ●	205
240	Sprint Nextel Corp. ●	730
227	Verizon Communications, Inc.	8,349
41	Windstream Corp.	477
		27,133
	Transportation - 1.9%
13	C.H. Robinson Worldwide, Inc.	902
88	CSX Corp.	1,638
17	Expeditors International of Washington, Inc.	691
25	FedEx Corp.	1,722
28	Norfolk Southern Corp.	1,698
4	Ryder System, Inc.	153
64	Southwest Airlines Co.	518
39	Union Pacific Corp.	3,191
79	United Parcel Service, Inc. Class B	4,966
		15,479
	Utilities - 3.9%
53	AES Corp. ●	514
19	Ameren Corp.	578
39	American Electric Power Co., Inc.	1,470
34	CenterPoint Energy, Inc.	670
20	CMS Energy Corp.	399
24	Consolidated Edison, Inc.	1,340
16	Constellation Energy Group, Inc.	616
46	Dominion Resources, Inc.	2,314
14	DTE Energy Co.	667
107	Duke Energy Corp.	2,134
26	Edison International	1,001
14	Entergy Corp.	937
53	Exelon Corp.	2,265
34	FirstEnergy Corp.	1,505
6	Integrys Energy Group, Inc.	305
34	NextEra Energy, Inc.	1,829
4	Nicor, Inc.	199
23	NiSource, Inc.	482
14	Northeast Utilities	478
19	NRG Energy, Inc. ●	409
8	Oneok, Inc.	547
18	Pepco Holdings, Inc.	344
32	PG&E Corp.	1,364
9	Pinnacle West Capital Corp.	374
46	PPL Corp.	1,321
24	Progress Energy, Inc.	1,224
40	Public Service Enterprise Group, Inc.	1,352
9	SCANA Corp.	374
19	Sempra Energy	989
69	Southern Co.	2,910
17	TECO Energy, Inc.	297
19	Wisconsin Energy Corp.	586
39	Xcel Energy, Inc.	958
		32,752
	Total common stocks
	(cost $830,466)	$825,727

	Total long-term investments (cost $830,466)	$825,727

SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 1.0%
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $387, collateralized by U.S. Treasury Note 3.00%, 2012, value of $394)
$386	0.03%, 09/30/2011	$386
	RBS Greenwich Capital Markets TriParty Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $4,008, collateralized by U.S. Treasury Note 1.88% - 4.25%, 2013 - 2020, value of $4,088)
4,008	0.04%, 09/30/2011	4,008
	Royal Bank of Canada TriParty Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $3,593, collateralized by U.S. Treasury Note 1.38% - 2.25%, 2012 - 2016, value of $3,664)
3,593	0.01%, 09/30/2011	3,593
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $673, collateralized by U.S. Treasury Bond 4.75%, 2041, value of $686)
673	0.03%, 09/30/2011	673
		8,660

5

Hartford Index HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
SHORT-TERM INVESTMENTS - 1.2% - (continued)
	U.S. Treasury Bills - 0.2%
$1,000	0.07%, 10/27/2011 □○		$1,000

	Total short-term investments
	(cost $9,660)		$9,660

	Total investments
	(cost $840,126) ▲	100.2%	$835,387
	Other assets and liabilities	(0.2)%	(1,693)
	Total net assets	100.0%	$833,694

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At September 30, 2011, the cost of securities for federal income tax purposes was $871,668 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$200,607
Unrealized Depreciation	(236,888)
Net Unrealized Depreciation	$(36,281)

●	Currently non-income producing.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

□	This security, or a portion of this security, is pledged as initial margin deposit for open futures contracts held at September 30, 2011 as listed in the table below:

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	36	Long	12/15/2011	$10,134	$10,744	$(610)

*      The number of contracts does not omit 000's.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
September 30, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$825,727	$825,727	$–	$–
Short-Term Investments	9,660	–	9,660	–
Total	$835,387	$825,727	$9,660	$–
Liabilities:
Futures *	610	610	–	–
Total	$610	$610	$–	$–

♦	For the nine-month period ended September 30, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

6

Hartford International Opportunities HLS Fund
Schedule of Investments
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.3%
	Australia - 0.4%
1,583	Fortescue Metals Group Ltd.	$6,611

	Belgium - 0.8%
318	Umicore	11,531

	Brazil - 5.3%
202	Banco do Estado do Rio Grande do Sul S.A.	1,692
1,165	Banco Santander Brasil S.A.	8,528
423	CCR S.A.	10,915
255	Cetip S.A. - Balcao Organizado	3,001
74	GOL Linhas Aereas Inteligentes S.A. ADR	411
420	Itau Unibanco Banco Multiplo S.A. ADR	6,515
1,443	JSL S.A.	6,430
310	Localiza Rent a Car S.A.	4,096
4,287	PDG Realty S.A.	13,815
944	Petroleo Brasileiro S.A. ADR	21,200
139	Raia S.A. ●	1,842
		78,445
	Canada - 3.9%
292	Canadian Natural Resources Ltd.	8,587
364	EnCana Corp.	7,004
576	First Quantum Minerals Ltd.	7,671
1,587	Kinross Gold Corp.	23,576
267	Potash Corp. of Saskatchewan, Inc.	11,557
		58,395
	Chile - 0.6%
544	Enersis S.A. ADR ‡	9,204

	China - 2.4%
4,762	China Pacific Insurance	13,725
2,748	China Shenhua Energy Co., Ltd.	10,775
2,045	CITIC Securities Co., Ltd. ●☼	3,492
7,160	Shandong Weigao Group Medical Polymer Co., Ltd.	7,959
		35,951
	Denmark - 0.4%
324	DSV A/S	5,836

	Finland - 0.8%
178	Kone Oyj Class B	8,487
93	Nokian Rendaat Oyj	2,787
		11,274
	France - 12.8%
286	Accor S.A.	7,623
456	BNP Paribas	17,981
346	Cie Generale d'Optique Essilor International S.A.	24,859
546	Groupe Danone	33,551
171	Michelin (C.G.D.E.) Class B	10,219
367	Pernod-Ricard	28,724
443	Safran S.A.	13,545
367	Schneider Electric S.A.	19,661
122	Technip S.A.	9,747
135	Unibail-Rodamco SE	24,120
		190,030
	Germany - 5.0%
406	Beiersdorf AG	21,706
332	Continental AG	19,153
2,227	Infineon Technologies AG	16,429
321	SAP AG	16,323
		73,611
	Hong Kong - 4.1%
10,606	AIA Group Ltd.	30,034
363	Beijing Enterprises Holdings Ltd.	1,823
8,496	China Gas Holdings Ltd.	2,180
1,634	ENN Energy Holdings Ltd.	5,286
1,699	Hengan International Group Co., Ltd.	13,569
4,388	Shangri-La Asia Ltd.	8,389
		61,281
	India - 1.1%
2,034	Bharti Televentures	15,621

	Ireland - 1.8%
1,763	CRH plc	27,425

	Israel - 0.9%
375	Teva Pharmaceutical Industries Ltd. ADR	13,976

	Italy - 1.1%
3,458	Snam Rete Gas S.p.A.	15,964

	Japan - 12.0%
168	Bridgestone Corp.	3,802
247	Daiichi Sankyo Co., Ltd.	5,151
214	Daito Trust Construction Co., Ltd.	19,601
359	Denso Corp.	11,538
295	East Japan Railway Co.	17,873
357	Eisai Co., Ltd.	14,408
11	Fanuc Corp.	1,529
121	Fast Retailing Co., Ltd.	21,689
1	Inpex Corp.	8,671
932	JS Group Corp.	26,077
3,722	Mitsubishi UFJ Financial Group, Inc.	17,085
1,330	Mitsui Fudosan Co., Ltd.	21,010
706	Promise Co., Ltd.	5,920
211	Sony Financial Holdings, Inc.	3,215
		177,569
	Jersey - 0.9%
2,182	Glencore International plc	13,709

	Malaysia - 0.3%
4,872	AirAsia Berhad	4,568

	Netherlands - 3.2%
559	ASML Holding N.V. ADR	19,304
2,789	ING Groep N.V. ●	19,675
254	Unilever N.V. CVA	8,024
		47,003
	Norway - 0.5%
449	Telenor ASA	6,924

	Singapore - 0.3%
529	Singapore Airlines Ltd.	4,580

1

  Hartford International Opportunities HLS Fund
  Schedule of Investments ― (continued)
  September 30, 2011 (Unaudited)
  (000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 96.3% - (continued)
	South Africa - 0.2%
204	Shoprite Holdings Ltd.		$2,857

	South Korea - 3.0%
432	Hynix Semiconductor, Inc.		7,621
203	KB Financial Group, Inc.		6,715
42	Samsung Electronics Co., Ltd.		29,450
			43,786
	Sweden - 1.0%
751	Assa Abloy Ab		15,445

	Switzerland - 9.6%
315	ABB Ltd. ADR		5,384
185	Adecco S.A.		7,287
175	CIE Financiere Richemont S.A.		7,809
151	Kuehne & Nagel International AG		16,997
276	Roche Holding AG		44,620
6	SGS S.A.		8,429
454	Swiss Re Ltd.		21,283
2,734	UBS AG		31,276
			143,085
	Taiwan - 1.7%
3,825	Synnex Technology International Corp.		8,259
5,362	Taiwan Semiconductor Manufacturing Co., Ltd.		12,068
4,905	WPG Holdings Co., Ltd.		5,639
			25,966
	United Kingdom - 21.3%
630	AstraZeneca plc		27,946
5,527	Barclays Bank plc ADR		13,554
1,364	BG Group plc		26,105
341	British American Tobacco plc		14,397
794	Capital Group plc		8,700
433	ENSCO International plc		17,518
1,281	Imperial Tobacco Group plc		43,215
611	Intercontinental Hotels Group		9,916
4,627	National Grid plc		45,862
226	Rio Tinto plc		10,036
2,584	Rolls-Royce Holdings plc		23,751
680	Standard Chartered plc		13,571
3,102	Tesco plc		18,170
16,651	Vodafone Group plc		42,914
			315,655
	United States - 0.9%
439	Carnival Corp.		13,287

	Total common stocks
	(cost $1,633,824)		$1,429,589

	Total long-term investments (cost $1,633,824)		$1,429,589

SHORT-TERM INVESTMENTS - 3.0%
	Repurchase Agreements - 3.0%

Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
10/03/2011 in the amount of $14,989,
collateralized by FHLMC 4.00% - 5.00%,
2030 - 2041, FNMA 4.00% - 5.50%, 2025
- 2041, value of $15,289)

14,989	0.08%, 09/30/2011		14,989

Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 10/03/2011 in the
amount of $26,179, collateralized by
FHLMC 4.50% - 5.00%, 2040 - 2041,
FNMA 3.00% - 4.50%, 2021 - 2041, U.S.
Treasury Bond 6.00% - 7.13%, 2023 -
2026, value of $26,702)

26,179	0.05 - 0.06%, 09/30/2011		26,179
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $25, collateralized by U.S. Treasury Note 4.50%, 2017, value of $26)
25	0.01%, 09/30/2011		25

UBS Securities, Inc. TriParty Joint
Repurchase Agreement (maturing on
10/03/2011 in the amount of $2,375,
collateralized by FHLMC 4.00% - 6.50%,
2021 - 2041, FNMA 4.00% - 4.50%, 2025
- 2041, value of $2,423)

2,375	0.08%, 09/30/2011		2,375
			43,568

	Total short-term investments
	(cost $43,568)		$43,568

	Total investments
	(cost $1,677,392) ▲	99.3%	$1,473,157
	Other assets and liabilities	0.7%	10,144
	Total net assets	100.0%	$1,483,301

2

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 95.4% of total net assets at September 30, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2011, the cost of securities for federal income tax purposes was $1,691,818 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$31,556
Unrealized Depreciation	(250,217)
Net Unrealized Depreciation	$(218,661)

●	Currently non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at September 30, 2011 was $3,524.

Foreign Currency Contracts Outstanding at September 30, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
British Pound	Banc of America Securities	Sell	$1,501	$1,503	10/04/2011	$2
British Pound	Banc of America Securities	Sell	747	749	10/05/2011	2
Canadian Dollar	Barclay Investments	Sell	2,246	2,275	10/03/2011	29
Danish Krone	Banc of America Securities	Sell	180	183	10/03/2011	3
Danish Krone	CS First Boston	Sell	1,488	1,506	10/04/2011	18
Euro	Citibank	Buy	1,503	1,521	10/04/2011	(18)
Euro	CS First Boston	Buy	1,531	1,537	10/05/2011	(6)
Euro	UBS AG	Sell	2,179	2,214	10/03/2011	35
Hong Kong Dollar	HSBC Securities	Buy	3,527	3,524	10/06/2011	3
Japanese Yen	CS First Boston	Sell	803	810	10/03/2011	7
Japanese Yen	Goldman Sachs	Sell	812	817	10/04/2011	5
Swiss Franc	Deutsche Bank Securities	Sell	162	164	10/04/2011	2
Swiss Franc	UBS AG	Buy	113	113	10/05/2011	–
Swiss Franc	UBS AG	Sell	99	99	10/05/2011	–
Swiss Franc	Westpac International	Buy	646	652	10/04/2011	(6)
						$76

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Australia	$6,611	$–	$6,611	$–
Belgium	11,531	–	11,531	–
Brazil	78,445	78,445	–	–
Canada	58,395	58,395	–	–
Chile	9,204	9,204	–	–
China	35,951	3,492	32,459	–
Denmark	5,836	–	5,836	–
Finland	11,274	–	11,274	–
France	190,030	–	190,030	–
Germany	73,611	–	73,611	–
Hong Kong	61,281	–	61,281	–
India	15,621	–	15,621	–
Ireland	27,425	–	27,425	–
Israel	13,976	13,976	–	–
Italy	15,964	–	15,964	–
Japan	177,569	17,085	160,484	–
Jersey	13,709	13,709	–	–
Malaysia	4,568	–	4,568	–
Netherlands	47,003	19,304	27,699	–
Norway	6,924	–	6,924	–
Singapore	4,580	–	4,580	–
South Africa	2,857	–	2,857	–
South Korea	43,786	–	43,786	–
Sweden	15,445	–	15,445	–
Switzerland	143,085	21,283	121,802	–
Taiwan	25,966	–	25,966	–
United Kingdom	315,655	17,518	298,137	–
United States	13,287	13,287	–	–
Total	1,429,589	265,698	1,163,891	–
Short-Term Investments	43,568	–	43,568	–
Total	$1,473,157	$265,698	$1,207,459	$–
Foreign Currency Contracts*	106	–	106	–
Total	$106	$–	$106	$–
Liabilities:
Foreign Currency Contracts*	30	–	30	–
Total	$30	$–	$30	$–

♦	For the nine-month period ended September 30, 2011, there were no significant transfers between Level 1 and Level 2.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

4

Hartford International Opportunities HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Diversification by Industry
as of September 30, 2011
Industry (Sector)	Percentage of Net Assets
Automobiles & Components (Consumer Discretionary)	3.3%
Banks (Financials)	5.8
Capital Goods (Industrials)	7.8
Commercial & Professional Services (Industrials)	1.7
Consumer Durables & Apparel (Consumer Discretionary)	1.4
Consumer Services (Consumer Discretionary)	2.7
Diversified Financials (Financials)	4.2
Energy (Energy)	7.3
Food & Staples Retailing (Consumer Staples)	1.5
Food, Beverage & Tobacco (Consumer Staples)	8.7
Health Care Equipment & Services (Health Care)	2.3
Household & Personal Products (Consumer Staples)	2.4
Insurance (Financials)	4.5
Materials (Materials)	7.5
Pharmaceuticals, Biotechnology & Life Sciences (Health Care)	7.1
Real Estate (Financials)	4.3
Retailing (Consumer Discretionary)	1.5
Semiconductors & Semiconductor Equipment (Information Technology)	5.7
Software & Services (Information Technology)	1.1
Technology Hardware & Equipment (Information Technology)	0.9
Telecommunication Services (Services)	4.5
Transportation (Industrials)	4.8
Utilities (Utilities)	5.3
Short-Term Investments	3.0
Other Assets and Liabilities	0.7
Total	100.0%

5

Hartford MidCap HLS Fund
Schedule of Investments
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.8%
	Automobiles & Components - 1.6%
568	Harley-Davidson, Inc.	$19,510

	Banks - 4.9%
147	Cullen/Frost Bankers, Inc.	6,759
283	East West Bancorp, Inc.	4,218
456	First Republic Bank ●	10,567
2,209	Huntington Bancshares, Inc.	10,604
307	M&T Bank Corp.	21,493
112	Signature Bank ●	5,348
		58,989
	Capital Goods - 9.0%
346	AMETEK, Inc.	11,406
364	Carlisle Cos., Inc.	11,599
312	IDEX Corp.	9,713
401	Jacobs Engineering Group, Inc. ●	12,935
595	Lennox International, Inc.	15,347
183	MSC Industrial Direct Co., Inc.	10,322
524	PACCAR, Inc.	17,711
347	Rockwell Collins, Inc.	18,307
		107,340
	Commercial & Professional Services - 3.1%
498	Manpower, Inc.	16,750
172	Ritchie Bros. Auctioneers, Inc.	3,476
780	Robert Half International, Inc.	16,561
		36,787
	Consumer Durables & Apparel - 3.7%
473	Hasbro, Inc.	15,437
30	NVR, Inc. ●	18,382
190	Tempur-Pedic International, Inc. ●	9,973
		43,792
	Diversified Financials - 4.8%
522	Cetip S.A. - Balcao Organizado	6,137
242	Greenhill & Co., Inc.	6,910
844	Invesco Ltd.	13,089
168	LPL Investment Holdings, Inc. ●	4,265
1,087	SEI Investments Co.	16,725
212	T. Rowe Price Group, Inc.	10,126
		57,252
	Energy - 8.2%
798	Alpha Natural Resources, Inc. ●	14,118
330	Atwood Oceanics, Inc. ●	11,335
907	Cobalt International Energy ●	6,991
87	Consol Energy, Inc.	2,946
744	Denbury Resources, Inc. ●	8,556
404	ENSCO International plc	16,346
251	Newfield Exploration Co. ●	9,963
263	Pioneer Natural Resources Co.	17,266
292	Whiting Petroleum Corp. ●	10,235
		97,756
	Food & Staples Retailing - 0.6%
104	Whole Foods Market, Inc.	6,807

	Food, Beverage & Tobacco - 1.5%
437	Molson Coors Brewing Co.	17,302

	Health Care Equipment & Services - 9.1%
558	Amerisource Bergen Corp.	20,785
390	Cardinal Health, Inc.	16,330
363	Coventry Health Care, Inc. ●	10,445
149	Gen-Probe, Inc. ●	8,552
139	Health Net, Inc. ●	3,297
817	Lincare Holdings, Inc.	18,392
552	Patterson Cos., Inc.	15,795
532	Resmed, Inc. ●	15,323
		108,919
	Insurance - 2.4%
255	Brown & Brown, Inc.	4,533
703	Unum Group	14,739
308	W.R. Berkley Corp.	9,146
		28,418
	Materials - 4.7%
277	Carpenter Technology Corp.	12,418
17	CF Industries Holdings, Inc.	2,048
182	FMC Corp.	12,597
133	Sherwin-Williams Co.	9,896
278	Silgan Holdings, Inc.	10,231
156	Walter Energy, Inc.	9,359
		56,549
	Media - 1.5%
616	DreamWorks Animation SKG, Inc. ●	11,197
168	Liberty Global, Inc. ●	6,064
		17,261
	Pharmaceuticals, Biotechnology & Life Sciences - 9.3%
1,022	Amylin Pharmaceuticals, Inc. ●	9,437
589	Incyte Corp. ●	8,227
297	Ironwood Pharmaceuticals, Inc. ●	3,204
313	Life Technologies Corp. ●	12,044
1,048	Mylan, Inc. ●	17,819
93	Regeneron Pharmaceuticals, Inc. ●	5,392
591	Seattle Genetics, Inc. ●	11,263
240	Waters Corp. ●	18,142
366	Watson Pharmaceuticals, Inc. ●	24,978
		110,506
	Real Estate - 0.8%
162	Alexandria Real Estate Equities, Inc.	9,914

	Retailing - 3.1%
183	Advance Automotive Parts, Inc.	10,641
467	CarMax, Inc. ●	11,137
141	Joseph A. Bank Clothiers, Inc. ●	6,578
74	Netflix, Inc. ●	8,329
		36,685
	Semiconductors & Semiconductor Equipment - 6.2%
237	Altera Corp.	7,468
301	Analog Devices, Inc.	9,394
709	Maxim Integrated Products, Inc.	16,545
1,189	NVIDIA Corp. ●	14,868
937	Skyworks Solutions, Inc. ●	16,804
341	Xilinx, Inc.	9,347
		74,426
	Software & Services - 10.9%
287	Citrix Systems, Inc. ●	15,656
133	Factset Research Systems, Inc.	11,815
281	Gartner, Inc. Class A ●	9,788

1

Hartford MidCap HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.8% - (continued)
	Software & Services - 10.9% - (continued)
1,650	Genpact Ltd. ●	$23,741
204	Global Payments, Inc.	8,231
402	Rovi Corp. ●	17,267
901	VeriSign, Inc.	25,779
1,136	Western Union Co.	17,367
		129,644
	Technology Hardware & Equipment - 3.3%
531	ADTRAN, Inc.	14,042
93	F5 Networks, Inc. ●	6,599
419	National Instruments Corp.	9,578
515	Polycom, Inc. ●	9,460
		39,679
	Telecommunication Services - 1.6%
353	American Tower Corp. Class A ●	18,980

	Transportation - 4.5%
229	C.H. Robinson Worldwide, Inc.	15,702
299	Expeditors International of Washington, Inc.	12,112
401	J.B. Hunt Transport Services, Inc.	14,483
230	Kansas City Southern ●	11,480
		53,777
	Utilities - 5.0%
547	Northeast Utilities	18,413
512	NRG Energy, Inc. ●	10,867
565	UGI Corp.	14,845
510	Wisconsin Energy Corp.	15,961
		60,086
	Total common stocks
	(cost $1,292,148)	$1,190,379

	Total long-term investments (cost $1,292,148)	$1,190,379

SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%

Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
10/03/2011 in the amount of $938,
collateralized by FHLMC 4.00% - 5.00%,
2030 - 2041, FNMA 4.00% - 5.50%, 2025
- 2041, value of $957)

$938	0.08%, 09/30/2011	$938

Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 10/03/2011 in the
amount of $1,639, collateralized by
FHLMC 4.50% - 5.00%, 2040 - 2041,
FNMA 3.00% - 4.50%, 2021 - 2041, U.S.
Treasury Bond 6.00% - 7.13%, 2023 -
2026, value of $1,671)

1,638	0.05 - 0.06%, 09/30/2011	1,638
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $2, collateralized by U.S. Treasury Note 4.50%, 2017, value of $2)
2	0.01%, 09/30/2011	2

UBS Securities, Inc. TriParty Joint
Repurchase Agreement (maturing on
10/03/2011 in the amount of $149,
collateralized by FHLMC 4.00% - 6.50%,
2021 - 2041, FNMA 4.00% - 4.50%, 2025 -
2041, value of $152)

149	0.08%, 09/30/2011		149
			2,727
	Total short-term investments
	(cost $2,727)		$2,727

	Total investments
	(cost $1,294,875) ▲	100.0%	$1,193,106
	Other assets and liabilities	–%	192
	Total net assets	100.0%	$1,193,298

2

Hartford MidCap HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 2.2% of total net assets at September 30, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2011, the cost of securities for federal income tax purposes was $1,303,881 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$84,636
Unrealized Depreciation	(195,411)
Net Unrealized Depreciation	$(110,775)

●	Currently non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
September 30, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,190,379	$1,190,379	$–	$–
Short-Term Investments	2,727	–	2,727	–
Total	$1,193,106	$1,190,379	$2,727	$–

♦	For the nine-month period ended September 30, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

3

Hartford MidCap Value HLS Fund
Schedule of Investments
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.5%
	Banks - 6.9%
206	Bankunited, Inc.	$4,275
325	Beneficial Mutual Bancorp, Inc. ●	2,424
187	Comerica, Inc.	4,295
452	Fifth Third Bancorp	4,562
224	First Midwest Bancorp, Inc.	1,640
560	Huntington Bancshares, Inc.	2,686
2,442	Popular, Inc. ●	3,664
402	TCF Financial Corp.	3,678
222	Umpqua Holdings Corp.	1,951
		29,175
	Capital Goods - 12.2%
96	AGCO Corp. ●	3,332
59	AMETEK, Inc.	1,943
364	Barnes Group, Inc.	7,002
84	Dover Corp.	3,928
74	Esterline Technologies Corp. ●	3,825
120	Hubbell, Inc. Class B	5,950
205	Pentair, Inc.	6,565
141	Teledyne Technologies, Inc. ●	6,870
77	Terex Corp. ●	785
179	Thomas & Betts Corp. ●	7,152
142	URS Corp. ●	4,221
		51,573
	Consumer Durables & Apparel - 3.8%
253	Mattel, Inc.	6,548
251	MDC Holdings, Inc.	4,248
364	Toll Brothers, Inc. ●	5,250
		16,046
	Consumer Services - 0.5%
53	DeVry, Inc.	1,963

	Diversified Financials - 5.0%
201	E*Trade Financial Corp. ●	1,829
249	Invesco Ltd.	3,863
71	LPL Investment Holdings, Inc. ●	1,815
615	PHH Corp. ●	9,883
187	Solar Capital Ltd.	3,759
452	Solar Cayman Ltd. ⌂■●†	41
		21,190
	Energy - 5.2%
340	Cobalt International Energy ●	2,619
68	Consol Energy, Inc.	2,290
98	ENSCO International plc	3,946
100	Japan Petroleum Exploration Co., Ltd.	3,646
328	Lone Pine Resources, Inc. ●	2,161
79	Newfield Exploration Co. ●	3,124
107	Tidewater, Inc.	4,483
		22,269
	Food, Beverage & Tobacco - 5.9%
34	Bunge Ltd. Finance Corp.	1,993
3,942	China Agri-Industries Holdings	2,476
280	Cosan Ltd.	2,650
402	Maple Leaf Foods, Inc. w/ Rights	4,365
187	Molson Coors Brewing Co.	7,407
350	Tyson Foods, Inc. Class A	6,076
		24,967
	Health Care Equipment & Services - 5.3%
152	Amerisource Bergen Corp.	5,665
331	Brookdale Senior Living, Inc. ●	4,156
225	CIGNA Corp.	9,432
317	Vanguard Health Systems, Inc. ●	3,222
		22,475
	Insurance - 8.7%
99	Everest Re Group Ltd.	7,843
161	Platinum Underwriters Holdings Ltd.	4,953
217	Principal Financial Group, Inc.	4,917
195	Reinsurance Group of America, Inc.	8,951
478	Unum Group	10,025
		36,689
	Materials - 9.5%
55	CF Industries Holdings, Inc.	6,811
96	FMC Corp.	6,612
89	Greif, Inc.	3,817
1,102	Incitec Pivot Ltd.	3,414
608	Louisiana-Pacific Corp. ●	3,101
290	Methanex Corp. ADR	6,041
243	Owens-Illinois, Inc. ●	3,677
778	Rexam plc	3,741
132	Sino Forest Corp. ⌂■●†	127
220	Sino Forest Corp. Class A ⌂●†	212
256	Steel Dynamics, Inc.	2,539
		40,092
	Media - 1.6%
275	Virgin Media, Inc.	6,696

	Pharmaceuticals, Biotechnology & Life Sciences - 3.8%
621	Almirall S.A.	4,364
316	Impax Laboratories, Inc. ●	5,658
141	UCB S.A.	6,023
		16,045
	Real Estate - 5.9%
166	American Assets Trust, Inc.	2,987
968	BR Properties S.A.	8,728
246	Forest City Enterprises, Inc. Class A ●	2,626
105	Iguatemi Emp de Shopping	1,741
166	Multiplan Empreendimentos Imobiliarios S.A.	3,067
166	Plum Creek Timber Co., Inc.	5,762
		24,911
	Retailing - 5.7%
107	Ann, Inc. ●	2,432
5,788	Buck Holdings L.P. ⌂●†	14,075
100	Ross Stores, Inc.	7,830
		24,337
	Semiconductors & Semiconductor Equipment - 4.3%
237	Avago Technologies Ltd.	7,753
135	Linear Technology Corp.	3,733
422	Microsemi Corp. ●	6,742
		18,228
	Software & Services - 1.8%
115	BMC Software, Inc. ●	4,450
208	Booz Allen Hamilton Holding Corp. ●	3,099
		7,549
	Technology Hardware & Equipment - 2.5%
336	Arrow Electronics, Inc. ●	9,337

1

Hartford MidCap Value HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.5% - (continued)
	Technology Hardware & Equipment - 2.5% - (continued)
262	Flextronics International Ltd. ●		$1,475
			10,812
	Transportation - 1.1%
375	Delta Air Lines, Inc. ●		2,816
318	Swift Transportation Co. ●		2,047
			4,863
	Utilities - 8.8%
705	N.V. Energy, Inc.		10,371
282	Northeast Utilities		9,499
171	UGI Corp.		4,503
265	Westar Energy, Inc.		7,007
182	Wisconsin Energy Corp.		5,704
			37,084
	Total common stocks
	(cost $445,884)		$416,964

	Total long-term investments (cost $445,884)		$416,964

SHORT-TERM INVESTMENTS - 1.4%
	Repurchase Agreements - 1.4%

Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
10/03/2011 in the amount of $2,033,
collateralized by FHLMC 4.00% - 5.00%,
2030 - 2041, FNMA 4.00% - 5.50%, 2025 -
2041, value of $2,073)

$2,033	0.08%, 09/30/2011		$2,033

Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 10/03/2011 in the
amount of $3,550, collateralized by
FHLMC 4.50% - 5.00%, 2040 - 2041,
FNMA 3.00% - 4.50%, 2021 - 2041, U.S.
Treasury Bond 6.00% - 7.13%, 2023 -
2026, value of $3,621)

3,550	0.05 - 0.06%, 09/30/2011		3,550
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $3, collateralized by U.S. Treasury Note 4.50%, 2017, value of $4)
3	0.01%, 09/30/2011		3

UBS Securities, Inc. TriParty Joint Repurchase
Agreement (maturing on 10/03/2011 in the
amount of $322, collateralized by FHLMC
4.00% - 6.50%, 2021 - 2041, FNMA 4.00%
- 4.50%, 2025 - 2041, value of $329)

322	0.08%, 09/30/2011		322
			5,908
	Total short-term investments
	(cost $5,908)		$5,908

	Total investments
	(cost $451,792) ▲	99.9%	$422,872
	Other assets and liabilities	0.1%	366
	Total net assets	100.0%	$423,238

2

Hartford MidCap Value HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 14.4% of total net assets at September 30, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2011, the cost of securities for federal income tax purposes was $463,850 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$43,361
Unrealized Depreciation	(84,339)
Net Unrealized Depreciation	$(40,978)

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors at September 30, 2011, was $14,455, which represents 3.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At September 30, 2011, the aggregate value of these securities was $168, which rounds to zero percent of total net assets.

⌂
The following securities are considered illiquid.  Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	5,788	Buck Holdings L.P.	$2,618
12/2009	132	Sino Forest Corp. - 144A	2,093
12/2009 - 06/2011	220	Sino Forest Corp. Class A	3,807
03/2007	452	Solar Cayman Ltd. - 144A	336

The aggregate value of these securities at September 30, 2011, was $14,455, which represents 3.4% of total net assets.

Foreign Currency Contracts Outstanding at September 30, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Australian Dollar	Westpac International	Sell	$22	$22	10/06/2011	$–
British Pound	Banc of America Securities	Buy	232	233	10/04/2011	(1)
British Pound	Banc of America Securities	Buy	39	39	10/05/2011	–
British Pound	Deutsche Bank Securities	Buy	177	177	10/03/2011	–
Canadian Dollar	Deutsche Bank Securities	Sell	27	27	10/04/2011	–
Euro	Citibank	Sell	68	69	10/04/2011	1
Hong Kong Dollar	UBS AG	Sell	16	16	10/04/2011	–
Japanese Yen	Banc of America Securities	Sell	22	22	10/05/2011	–
						$–

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford MidCap Value HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$416,964	$378,845	$23,664	$14,455
Short-Term Investments	5,908	–	5,908	–
Total	$422,872	$378,845	$29,572	$14,455
Foreign Currency Contracts *	1	–	1	–
Total	$1	$–	$1	$–
Liabilities:
Foreign Currency Contracts *	1	–	1	–
Total	$1	$–	$1	$–

♦	For the nine-month period ended September 30, 2011, there were no significant transfers between Level 1 and Level 2.

‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of September 30, 2011
Assets:
Common Stocks	$13,180	$47	$(5,088	)†	$—	$822	$(1,976)	$7,470	$—	$14,455
Total	$13,180	$47	$(5,088)		$—	$822	$(1,976)	$7,470	$—	$14,455

*
Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
    1) Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
    2) Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
    3) Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation or depreciation in the current period relating to assets still held at September 30, 2011 was $(5,088).

4

Hartford Money Market HLS Fund
Schedule of Investments
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CERTIFICATES OF DEPOSIT - 5.5%
Finance and Insurance - 5.5%
	Commercial Banking - 1.5%
	Bank of Nova Scotia Houston
$29,200	0.45%, 10/31/2011 - 01/06/2012 Δ	$29,212
	UBS AG Stamford CT
11,750	0.29%, 10/27/2011	11,750
		40,962
	Depository Credit - Banking - 4.0%
	Royal Bank of Canada New York
40,750	0.20%, 12/20/2011	40,755
24,400	0.28%, 10/03/2011 - 02/14/2012 Δ	24,400
	Toronto-Dominion Bank New York
27,500	0.20%, 11/10/2011	27,500
12,000	0.31%, 01/12/2012 Δ	12,000
		104,655
	Total certificates of deposit
	(cost $145,617)	$145,617

COMMERCIAL PAPER - 47.8%
Beverage and Tobacco Product Manufacturing - 3.0%
	Beverage Manufacturing - 3.0%
	Coca Cola Co.
$13,250	0.09%, 11/16/2011	$13,248
13,500	0.11%, 11/15/2011	13,498
13,116	0.15%, 11/14/2011	13,114
	Pepsico, Inc.
38,250	0.07%, 10/04/2011 - 10/25/2011 ■	38,249
		78,109
Chemical Manufacturing - 2.9%
	Basic Chemical Manufacturing - 2.9%
	Export Development Canada
27,000	0.03%, 10/13/2011	27,000
31,500	0.04%, 11/07/2011	31,498
19,000	0.05%, 10/12/2011	19,000
		77,498
Computer and Electrical Products Manufacturing - 5.2%
	Computer and Peripheral Equipment Manufacturing - 5.2%
	Hewlett-Packard Co.
28,000	0.16%, 11/09/2011 ■	27,995
14,000	0.17%, 10/31/2011 ■	13,998
27,250	0.19%, 12/12/2011 ■	27,240
	IBM Corp.
46,250	0.05%, 10/18/2011 - 10/19/2011 ■	46,249
	John Deere Credit, Inc.
4,700	0.06%, 10/05/2011	4,700
15,300	0.08%, 10/07/2011	15,299
		135,481
Finance and Insurance - 21.1%
	Commercial Banking - 11.2%
	Bank of Nova Scotia
6,250	0.16%, 11/18/2011	6,249
17,750	0.29%, 12/07/2011	17,740
	Commonwealth Bank of Australia
12,000	0.15%, 10/04/2011	12,000
	Old Line Funding LLC
11,500	0.16%, 10/11/2011	11,500
43,750	0.19%, 11/08/2011 - 11/15/2011 ■	43,740
	State Street Corp.
15,750	0.12%, 10/05/2011	15,750
27,500	0.19%, 11/14/2011	27,493
14,500	0.20%, 11/03/2011	14,497
	U.S. Bank
27,750	0.13%, 10/17/2011	27,748
27,750	0.19%, 11/14/2011	27,744
	United Technology Corp.
26,250	0.03%, 10/03/2011 ■	26,250
39,400	0.07%, 10/21/2011 ■	39,398
	Westpac Banking Corp.
10,750	0.21%, 10/06/2011 ■	10,750
12,250	0.27%, 10/28/2011 ■ Δ	12,256
		293,115
	Consumer Lending - 0.7%
	Straight-A Funding LLC
18,500	0.11%, 10/03/2011 ■	18,500

	Depository Credit - Banking - 1.0%
	Toronto-Dominion Holdings USA
13,500	0.18%, 11/23/2011 ■	13,496
13,250	0.21%, 12/08/2011 ■	13,245
		26,741
	International Trade Financing (Foreign Banks) - 1.2%
	Australia & New Zealand Banking Group Ltd.
13,000	0.23%, 11/04/2011 ■	12,997
	Kreditanstalt fuer Wiederaufbau
17,750	0.11%, 10/19/2011 ■	17,749
		30,746
	Nondepository Credit Banking - 4.1%
	General Electric Capital Corp.
26,500	0.13%, 10/13/2011 - 11/16/2011	26,497
26,750	0.16%, 11/01/2011	26,746
10,750	0.17%, 10/07/2011	10,750
	John Deere Capital Corp.
10,800	0.08%, 10/14/2011 ■	10,800
	John Deere Credit, Inc.
13,250	0.06%, 10/06/2011	13,250
7,700	0.08%, 10/11/2011	7,700
13,250	0.09%, 10/14/2011	13,249
		108,992
	Other Financial Investment Activities - 2.4%
	Falcon Asset Securitization Co.
19,250	0.13%, 10/06/2011 ■	19,250
13,250	0.14%, 10/14/2011 ■	13,249
13,250	0.15%, 10/13/2011 ■	13,249
18,500	0.17%, 10/11/2011 ■	18,499
		64,247
	Securities and Commodity Contracts and Brokerage - 0.5%
	Credit Suisse First Boston New York
12,000	0.15%, 10/05/2011	12,000

		554,341

1

Hartford Money Market HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMERCIAL PAPER - 47.8% - (continued)
Health Care and Social Assistance - 8.6%
	Pharmaceutical & Medicine Manufacturing - 8.6%
	Abbott Laboratories
$20,250	0.04%, 10/04/2011	$20,250
19,000	0.08%, 10/24/2011 ■	18,999
26,750	0.09%, 11/08/2011 ■	26,748
	Johnson & Johnson
13,500	0.03%, 10/07/2011 ■	13,500
51,000	0.05%, 10/24/2011 - 11/10/2011 ■	50,998
	Merck & Co., Inc.
26,750	0.06%, 10/07/2011 ■	26,750
39,750	0.08%, 10/20/2011	39,748
	Sanofi-Aventis
16,500	0.22%, 12/15/2011 ■	16,492
12,500	0.34%, 10/18/2011 ■	12,498
		225,983
Retail Trade - 2.5%
	Other General Merchandise Stores - 2.5%
	Wal-Mart Stores, Inc.
66,000	0.06%, 10/11/2011 - 10/13/2011	65,999

Soap, Cleaning Compound, Toiletries Manufacturing - 4.5%
	Soap, Cleaning Compound, Toiletries Manufacturing - 4.5%
	Colgate-Palmolive Co.
13,350	0.04%, 10/19/2011 - 10/20/2011	13,350
19,000	0.05%, 10/06/2011	19,000
19,750	0.06%, 10/11/2011	19,750
	Procter & Gamble Co.
23,500	0.09%, 10/14/2011 ■	23,499
20,000	0.10%, 12/14/2011 ■	19,996
	Procter & Gamble International Funding
23,500	0.04%, 10/31/2011 ■	23,499
		119,094
	Total commercial paper
	(cost $1,256,505)	$1,256,505

CORPORATE NOTES - 7.3%
Beverage and Tobacco Product Manufacturing - 1.1%
	Beverage Manufacturing - 1.1%
	Coca-Cola Co.
$29,800	0.34%, 05/15/2012 Δ	$29,816

Computer and Electrical Products Manufacturing - 0.7%
	Computer and Peripheral Equipment Manufacturing - 0.7%
	IBM Corp.
18,500	0.30%, 11/04/2011 Δ	18,502

Finance and Insurance - 5.5%
	Commercial Banking - 0.4%
	Commonwealth Bank of Australia
9,500	0.56%, 11/04/2011 ■ Δ	9,503

	Depository Credit Banking - 1.2%
	Wells Fargo & Co.
31,266	0.14%, 12/09/2011	31,437

	Insurance Carriers - 1.2%
	Met Life Global Funding I
12,000	0.38%, 07/06/2012 ■ Δ	12,000
18,450	0.75%, 04/10/2012 ■ Δ	18,490
		30,490
	International Trade Financing (Foreign Banks) - 0.6%
	Australia & New Zealand Banking Group Ltd.
15,750	0.55%, 10/21/2011 ■ Δ	15,753

	Securities and Commodity Contracts and Brokerage - 2.1%
	JP Morgan Chase & Co.
31,715	0.24%, 12/01/2011	31,870
15,750	0.28%, 10/17/2012 Δ	15,750
8,000	0.48%, 12/21/2011 Δ	8,002
		55,622
		142,805
	Total corporate notes
	(cost $191,123)	$191,123

FOREIGN GOVERNMENT OBLIGATIONS - 7.2%
	Canada - 7.2%
	Manitoba (Province of)
$29,000	0.30%, 02/15/2012	$29,510
	Ontario (Province of)
53,250	0.10%, 11/30/2011 - 12/06/2011	53,241
35,500	0.26%, 01/20/2012	35,755
	Quebec (Province of)
23,000	0.08%, 11/21/2011 ■	22,997
27,500	0.09%, 11/17/2011 ■	27,497
20,000	0.12%, 01/17/2012 ■	19,993
		188,993
	Total foreign government obligations
	(cost $188,993)	$188,993

OTHER POOLS AND FUNDS - 0.0%
1	JP Morgan U.S. Government Money Market Fund	$1

	Total other pools and funds
	(cost $1)	$1

REPURCHASE AGREEMENTS - 12.1%
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $14,126, collateralized by U.S. Treasury Note 3.00%, 2012, value of $14,408)
$14,126	0.03% dated 09/30/2011	$14,126
	RBS Greenwich Capital Markets TriParty Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $146,491, collateralized by U.S. Treasury Note 1.88% - 4.25%, 2013 - 2020, value of $149,420)
146,490	0.04% dated 09/30/2011	146,490

2

Hartford Money Market HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
REPURCHASE AGREEMENTS - 12.1% - (continued)
	Royal Bank of Canada TriParty Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $131,302, collateralized by U.S. Treasury Note 1.38% - 2.25%, 2012 - 2016, value of $133,928)
$131,302	0.01% dated 09/30/2011	$131,302
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $24,589, collateralized by U.S. Treasury Bond 4.75%, 2041, value of $25,081)
24,589	0.03% dated 09/30/2011	24,589

	Total repurchase agreements
	(cost $316,507)	$316,507

U.S. GOVERNMENT AGENCIES - 15.1%
	Federal Home Loan Mortgage Corp. - 7.9%
$54,250	0.01%, 10/17/2011	$54,250
41,400	0.05%, 10/31/2011	41,398
54,500	0.07%, 01/09/2012 - 01/23/2012	54,489
41,250	0.10%, 01/17/2012	41,237
16,000	0.11%, 01/30/2012	15,994
		207,368

	Federal National Mortgage Association - 7.2%
34,500	0.02%, 10/12/2011	34,500
62,000	0.05%, 10/21/2011 - 11/07/2011	61,998
29,000	0.06%, 11/02/2011	28,998
37,000	0.07%, 11/09/2011	36,997
25,500	0.10%, 01/18/2012	25,492
		187,985

	Total U.S. government agencies
	(cost $395,353)	$395,353

U.S. GOVERNMENT SECURITIES - 5.3%
	Other Direct Federal Obligations - 5.3%
	Federal Home Loan Bank
$24,900	0.04%, 10/05/2011		$24,900
57,614	0.05%, 10/26/2011		57,612
31,750	0.09%, 01/18/2012		31,741
25,500	0.10%, 01/25/2012		25,492
			139,745
	Total U.S. government securities
	(cost $139,745)		$139,745

	Total investments
	(cost $2,633,844) ▲	100.3%	$2,633,844
	Other assets and liabilities	(0.3)%	(7,703)
	Total net assets	100.0%	$2,626,141

3

Hartford Money Market HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets.  The rates presented in this Schedule of Investments are yields, unless otherwise noted.  Market value of investments in U.S. dollar denominated securities of foreign issuers represents21.2% of total net assets at September 30, 2011.

▲	Also represents cost for tax purposes.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2011.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers.  Unless otherwise indicated, these holdings are determined to be liquid.  At September 30, 2011, the aggregate value of these securities was $796,371, which represents 30.3% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Investment Valuation Hierarchy Level Summary
September 30, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Certificates of Deposit	$145,617	$–	$145,617	$–
Commercial Paper	1,256,505	–	1,256,505	–
Corporate Notes	191,123	–	191,123	–
Foreign Government Obligations	188,993	–	188,993	–
Other Pools and Funds	1	1	–	–
Repurchase Agreements	316,507	–	316,507	–
U.S. Government Agencies	395,353	–	395,353	–
U.S. Government Securities	139,745	–	139,745	–
Total	$2,633,844	$1	$2,633,843	$–

♦     For the nine-month period ended September 30, 2011, there were no significant transfers between Level 1 and Level 2.

4

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 18.3%
	Automobiles & Components - 0.1%
5	Ford Motor Co. w/ Rights ●	$50
–	Goodyear Tire & Rubber Co. ●	3
–	Harley-Davidson, Inc.	11
1	Johnson Controls, Inc.	25
		89
	Banks - 0.5%
1	BB&T Corp.	20
–	Comerica, Inc.	6
1	Fifth Third Bancorp	13
–	First Horizon National Corp.	2
1	Hudson City Bancorp, Inc.	4
1	Huntington Bancshares, Inc.	6
1	Keycorp	8
–	M&T Bank Corp.	12
1	People's United Financial, Inc.	6
1	PNC Financial Services Group, Inc.	35
2	Regions Financial Corp.	6
1	SunTrust Banks, Inc.	13
3	US Bancorp	62
7	Wells Fargo & Co.	174
–	Zion Bancorp	3
		370
	Capital Goods - 1.4%
1	3M Co.	70
1	Boeing Co.	61
1	Caterpillar, Inc.	65
–	Cummins, Inc.	22
1	Danaher Corp.	33
1	Deere & Co.	37
–	Dover Corp.	12
–	Eaton Corp.	16
1	Emerson Electric Co.	42
–	Fastenal Co.	13
–	Flowserve Corp.	6
–	Fluor Corp.	11
–	General Dynamics Corp.	28
14	General Electric Co.	221
–	Goodrich Corp.	21
1	Honeywell International, Inc.	47
1	Illinois Tool Works, Inc.	28
–	Ingersoll-Rand plc	13
–	ITT Corp.	11
–	Jacobs Engineering Group, Inc. ●	6
–	Joy Global, Inc.	9
–	L-3 Communications Holdings, Inc.	9
–	Lockheed Martin Corp.	27
–	Masco Corp.	3
–	Northrop Grumman Corp.	20
1	PACCAR, Inc.	17
–	Pall Corp.	7
–	Parker-Hannifin Corp.	13
–	Precision Castparts Corp.	31
–	Quanta Services, Inc. ●	5
–	Raytheon Co.	20
–	Rockwell Automation, Inc.	11
–	Rockwell Collins, Inc.	11
–	Roper Industries, Inc.	9
–	Snap-On, Inc.	3
–	Stanley Black & Decker, Inc.	11
–	Textron, Inc.	7
1	Tyco International Ltd.	26
1	United Technologies Corp.	87
–	W.W. Grainger, Inc.	12
		1,101
	Commercial & Professional Services - 0.1%
–	Avery Dennison Corp.	4
–	Cintas Corp.	4
–	Dun & Bradstreet Corp.	4
–	Equifax, Inc. ●	5
–	Iron Mountain, Inc.	9
–	Pitney Bowes, Inc.	5
–	R.R. Donnelley & Sons Co.	4
–	Republic Services, Inc.	12
–	Robert Half International, Inc.	4
–	Stericycle, Inc. ●	10
1	Waste Management, Inc.	21
		82
	Consumer Durables & Apparel - 0.2%
–	Coach, Inc.	21
–	D.R. Horton, Inc.	3
–	Fortune Brands, Inc. ●	11
–	Harman International Industries, Inc.	3
–	Hasbro, Inc.	5
–	Leggett & Platt, Inc.	4
–	Lennar Corp.	3
–	Mattel, Inc.	12
–	Newell Rubbermaid, Inc.	5
1	NIKE, Inc. Class B	45
–	Pulte Group, Inc. ●	2
–	Ralph Lauren Corp.	11
–	V.F. Corp.	14
–	Whirlpool Corp.	5
		144
	Consumer Services - 0.4%
–	Apollo Group, Inc. Class A ●	7
1	Carnival Corp.	19
–	Chipotle Mexican Grill, Inc. ●	13
–	Darden Restaurants, Inc.	8
–	DeVry, Inc.	3
–	H & R Block, Inc.	6
–	International Game Technology	6
–	Marriott International, Inc. Class A	10
1	McDonald's Corp.	124
1	Starbucks Corp.	38
–	Starwood Hotels & Resorts	10
–	Wyndham Worldwide Corp.	6
–	Wynn Resorts Ltd.	13
1	Yum! Brands, Inc.	31
		294
	Diversified Financials - 1.0%
1	American Express Co.	64
–	Ameriprise Financial, Inc.	13
14	Bank of America Corp.	85
2	Bank of New York Mellon Corp.	31
–	BlackRock, Inc.	20
1	Capital One Financial Corp.	25

1

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 18.3% - (continued)
	Diversified Financials - 1.0% - (continued)
1	Charles Schwab Corp.	$17
4	Citigroup, Inc.	102
–	CME Group, Inc.	22
1	Discover Financial Services, Inc.	17
–	E*Trade Financial Corp. ●	3
–	Federated Investors, Inc.	2
–	Franklin Resources, Inc.	19
1	Goldman Sachs Group, Inc.	65
–	IntercontinentalExchange, Inc. ●	12
1	Invesco Ltd.	10
–	Janus Capital Group, Inc.	2
5	JP Morgan Chase & Co.	161
–	Legg Mason, Inc.	5
–	Leucadia National Corp.	6
–	Moody's Corp.	8
2	Morgan Stanley	27
–	Nasdaq OMX Group, Inc. ●	4
–	Northern Trust Corp.	11
–	NYSE Euronext	8
1	SLM Corp.	9
1	State Street Corp.	22
–	T. Rowe Price Group, Inc.	17
		787
	Energy - 2.1%
–	Alpha Natural Resources, Inc. ●	5
1	Anadarko Petroleum Corp.	43
1	Apache Corp.	42
1	Baker Hughes, Inc.	27
–	Cabot Oil & Gas Corp.	9
–	Cameron International Corp. ●	14
1	Chesapeake Energy Corp.	23
3	Chevron Corp.	253
2	ConocoPhillips Holding Co.	119
–	Consol Energy, Inc.	10
1	Denbury Resources, Inc. ●	6
1	Devon Energy Corp.	32
–	Diamond Offshore Drilling, Inc.	5
1	El Paso Corp.	18
–	EOG Resources, Inc.	26
–	EQT Corp.	11
7	Exxon Mobil Corp.	483
–	FMC Technologies, Inc. ●	12
1	Halliburton Co.	38
–	Helmerich & Payne, Inc.	6
–	Hess Corp.	22
1	Marathon Oil Corp.	21
–	Marathon Petroleum Corp.	13
–	Murphy Oil Corp.	12
–	Nabors Industries Ltd. ●	5
1	National Oilwell Varco, Inc.	30
–	Newfield Exploration Co. ●	7
–	Noble Corp.	10
–	Noble Energy, Inc.	17
1	Occidental Petroleum Corp.	79
–	Peabody Energy Corp.	13
–	Pioneer Natural Resources Co.	11
–	QEP Resources, Inc.	7
–	Range Resources Corp.	13
–	Rowan Companies, Inc. ●	5
2	Schlumberger Ltd.	110
–	Southwestern Energy Co. ●	16
1	Spectra Energy Corp.	22
–	Sunoco, Inc.	5
–	Tesoro Corp. ●	4
1	Valero Energy Corp.	14
1	Williams Cos., Inc.	20
		1,638
	Food & Staples Retailing - 0.4%
1	Costco Wholesale Corp.	49
2	CVS Caremark Corp.	62
1	Kroger Co.	18
–	Safeway, Inc.	8
–	Supervalu, Inc.	2
1	Sysco Corp.	21
1	Walgreen Co.	41
2	Wal-Mart Stores, Inc.	124
–	Whole Foods Market, Inc.	14
		339
	Food, Beverage & Tobacco - 1.2%
3	Altria Group, Inc.	76
1	Archer Daniels Midland Co.	23
–	Brown-Forman Corp.	10
–	Campbell Soup Co.	8
3	Coca-Cola Co.	212
–	Coca-Cola Enterprises, Inc.	11
1	ConAgra Foods, Inc.	14
–	Constellation Brands, Inc. Class A ●	5
–	Dean Foods Co. ●	2
–	Dr. Pepper Snapple Group	11
1	General Mills, Inc.	34
–	H.J. Heinz Co.	22
–	Hershey Co.	13
–	Hormel Foods Corp.	5
–	J.M. Smucker Co.	11
–	Kellogg Co.	18
2	Kraft Foods, Inc.	81
–	Lorillard, Inc.	21
–	McCormick & Co., Inc.	8
–	Mead Johnson Nutrition Co.	19
–	Molson Coors Brewing Co.	9
2	PepsiCo, Inc.	134
2	Philip Morris International, Inc.	150
–	Reynolds American, Inc.	17
1	Sara Lee Corp.	13
–	Tyson Foods, Inc. Class A	7
		934
	Health Care Equipment & Services - 0.8%
1	Aetna, Inc.	18
–	Amerisource Bergen Corp.	14
–	Bard (C.R.), Inc.	10
1	Baxter International, Inc.	43
–	Becton, Dickinson & Co.	22
2	Boston Scientific Corp. ●	12
–	Cardinal Health, Inc.	20
–	CareFusion Corp. ●	7
–	Cerner Corp. ●	14

2

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 18.3% - (continued)
	Health Care Equipment & Services - 0.8% - (continued)
–	CIGNA Corp.	$15
–	Coventry Health Care, Inc. ●	6
1	Covidien International plc	30
–	DaVita, Inc. ●	8
–	Dentsply International, Inc.	6
–	Edwards Lifesciences Corp. ●	11
1	Express Scripts, Inc. ●	25
–	Humana, Inc.	17
–	Intuitive Surgical, Inc. ●	20
–	Laboratory Corp. of America Holdings ●	11
–	McKesson Corp.	24
1	Medco Health Solutions, Inc. ●	25
1	Medtronic, Inc.	48
–	Patterson Cos., Inc.	4
–	Quest Diagnostics, Inc.	11
–	St. Jude Medical, Inc.	16
–	Stryker Corp.	21
1	Tenet Healthcare Corp. ●	3
1	UnitedHealth Group, Inc.	68
–	Varian Medical Systems, Inc. ●	8
–	Wellpoint, Inc.	32
–	Zimmer Holdings, Inc. ●	14
		583
	Household & Personal Products - 0.5%
1	Avon Products, Inc.	11
–	Clorox Co.	12
1	Colgate-Palmolive Co.	59
–	Estee Lauder Co., Inc.	14
1	Kimberly-Clark Corp.	38
4	Procter & Gamble Co.	237
		371
	Insurance - 0.7%
–	ACE Ltd.	28
1	Aflac, Inc.	23
1	Allstate Corp.	17
1	American International Group, Inc. ●	13
–	AON Corp.	19
–	Assurant, Inc.	5
2	Berkshire Hathaway, Inc. Class B ●	173
–	Chubb Corp.	24
–	Cincinnati Financial Corp.	6
1	Genworth Financial, Inc. ●	4
–	Lincoln National Corp.	7
–	Loews Corp.	15
1	Marsh & McLennan Cos., Inc.	20
2	MetLife, Inc.	42
–	Principal Financial Group, Inc.	10
1	Progressive Corp.	16
1	Prudential Financial, Inc.	33
–	Torchmark Corp.	5
1	Travelers Cos., Inc.	28
–	Unum Group	9
–	XL Group plc	9
		506
	Materials - 0.6%
–	Air Products and Chemicals, Inc.	22
–	Airgas, Inc.	6
–	AK Steel Holding Corp.	1
1	Alcoa, Inc.	14
–	Allegheny Technologies, Inc.	5
–	Ball Corp.	7
–	Bemis Co., Inc.	4
–	CF Industries Holdings, Inc.	12
–	Cliff's Natural Resources, Inc.	10
2	Dow Chemical Co.	36
1	E.I. DuPont de Nemours & Co.	51
–	Eastman Chemical Co.	7
–	Ecolab, Inc.	16
–	FMC Corp.	7
1	Freeport-McMoRan Copper & Gold, Inc.	39
–	International Flavors & Fragrances, Inc.	6
1	International Paper Co.	14
–	MeadWestvaco Corp.	6
1	Monsanto Co.	44
–	Mosaic Co.	19
1	Newmont Mining Corp.	42
–	Nucor Corp.	14
–	Owens-Illinois, Inc. ●	3
–	PPG Industries, Inc.	15
–	Praxair, Inc.	39
–	Sealed Air Corp.	4
–	Sherwin-Williams Co.	9
–	Sigma-Aldrich Corp.	10
–	Titanium Metals Corp.	2
–	United States Steel Corp.	4
–	Vulcan Materials Co.	5
		473
	Media - 0.6%
–	Cablevision Systems Corp.	5
1	CBS Corp. Class B	19
4	Comcast Corp. Class A	78
1	DirecTV Class A ●	43
–	Discovery Communications, Inc. ●	14
–	Gannett Co., Inc.	3
1	Interpublic Group of Cos., Inc.	5
–	McGraw-Hill Cos., Inc.	17
3	News Corp. Class A	48
–	Omnicom Group, Inc.	14
–	Scripps Networks Interactive Class A	5
–	Time Warner Cable, Inc.	28
1	Time Warner, Inc.	43
1	Viacom, Inc. Class B	30
3	Walt Disney Co.	77
–	Washington Post Co. Class B	2
		431
	Pharmaceuticals, Biotechnology & Life Sciences - 1.5%
2	Abbott Laboratories	109
–	Agilent Technologies, Inc. ●	15
–	Allergan, Inc.	35
1	Amgen, Inc.	69
–	Biogen Idec, Inc. ●	31
2	Bristol-Myers Squibb Co.	73
1	Celgene Corp. ●	39
–	Cephalon, Inc. ●	9
1	Eli Lilly & Co.	51
–	Forest Laboratories, Inc. ●	12

3

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 18.3% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 1.5% - (continued)
1	Gilead Sciences, Inc. ●	$41
–	Hospira, Inc. ●	8
4	Johnson & Johnson	239
–	Life Technologies Corp. ●	9
4	Merck & Co., Inc.	138
1	Mylan, Inc. ●	10
–	PerkinElmer, Inc.	3
11	Pfizer, Inc.	189
1	Thermo Fisher Scientific, Inc. ●	26
–	Waters Corp. ●	9
–	Watson Pharmaceuticals, Inc. ●	12
		1,127
	Real Estate - 0.3%
–	Apartment Investment & Management Co.	4
–	Avalonbay Communities, Inc.	15
–	Boston Properties, Inc.	18
–	CB Richard Ellis Group, Inc. Class A ●	6
–	Equity Residential Properties Trust	21
1	HCP, Inc.	20
–	Health Care, Inc.	11
1	Host Hotels & Resorts, Inc.	11
1	Kimco Realty Corp.	8
–	Plum Creek Timber Co., Inc.	8
1	ProLogis, Inc.	15
–	Public Storage	22
–	Simon Property Group, Inc.	44
–	Ventas, Inc.	19
–	Vornado Realty Trust	19
1	Weyerhaeuser Co.	11
		252
	Retailing - 0.7%
–	Abercrombie & Fitch Co. Class A	7
–	Amazon.com, Inc. ●	108
–	AutoNation, Inc. ●	2
–	AutoZone, Inc. ●	13
–	Bed Bath & Beyond, Inc. ●	19
–	Best Buy Co., Inc.	10
–	Big Lots, Inc. ●	3
–	CarMax, Inc. ●	7
–	Expedia, Inc.	7
–	Family Dollar Stores, Inc.	8
–	GameStop Corp. Class A ●	4
–	Gap, Inc.	8
–	Genuine Parts Co.	11
2	Home Depot, Inc.	70
–	J.C. Penney Co., Inc.	5
–	Kohl's Corp.	19
–	Limited Brands, Inc.	13
2	Lowe's Co., Inc.	33
1	Macy's, Inc.	15
–	Netflix, Inc. ●	8
–	Nordstrom, Inc.	10
–	O'Reilly Automotive, Inc. ●	12
–	Priceline.com, Inc. ●	31
–	Ross Stores, Inc.	13
–	Sears Holdings Corp. ●	3
1	Staples, Inc.	13
1	Target Corp.	45
–	Tiffany & Co.	11
1	TJX Cos., Inc.	29
–	Urban Outfitters, Inc. ●	4
		541
	Semiconductors & Semiconductor Equipment - 0.4%
1	Advanced Micro Devices, Inc. ●	4
–	Altera Corp.	14
–	Analog Devices, Inc.	13
2	Applied Materials, Inc.	19
1	Broadcom Corp. Class A	22
–	First Solar, Inc. ●	5
7	Intel Corp.	153
–	KLA-Tencor Corp.	9
–	Linear Technology Corp.	8
1	LSI Corp. ●	4
–	MEMC Electronic Materials, Inc. ●	2
–	Microchip Technology, Inc.	8
1	Micron Technology, Inc. ●	7
–	Novellus Systems, Inc. ●	2
1	NVIDIA Corp. ●	10
–	Teradyne, Inc. ●	3
2	Texas Instruments, Inc.	42
–	Xilinx, Inc.	10
		335
	Software & Services - 1.8%
1	Accenture plc	46
1	Adobe Systems, Inc. ●	16
–	Akamai Technologies, Inc. ●	5
–	Autodesk, Inc. ●	9
1	Automatic Data Processing, Inc.	32
–	BMC Software, Inc. ●	9
1	CA, Inc.	10
–	Citrix Systems, Inc. ●	14
–	Cognizant Technology Solutions Corp. ●	26
–	Computer Sciences Corp.	6
–	Compuware Corp. ●	2
2	eBay, Inc. ●	46
–	Electronic Arts, Inc. ●	9
–	Fidelity National Information Services, Inc.	8
–	Fiserv, Inc. ●	10
–	Google, Inc. ●	177
2	IBM Corp.	286
–	Intuit, Inc. ●	20
–	Mastercard, Inc.	46
10	Microsoft Corp.	254
–	Monster Worldwide, Inc. ●	1
5	Oracle Corp.	155
–	Paychex, Inc.	12
–	Red Hat, Inc. ●	11
–	SAIC, Inc. ●	4
–	Salesforce.com, Inc. ●	21
1	Symantec Corp. ●	17
–	Teradata Corp. ●	12
–	Total System Services, Inc.	4
–	VeriSign, Inc.	7
1	Visa, Inc.	60
1	Western Union Co.	13

4

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 18.3% - (continued)
	Software & Services - 1.8% - (continued)
2	Yahoo!, Inc. ●	$23
		1,371
	Technology Hardware & Equipment - 1.3%
–	Amphenol Corp. Class A	9
1	Apple, Inc. ●	483
8	Cisco Systems, Inc.	117
2	Corning, Inc.	27
2	Dell, Inc. ●	30
3	EMC Corp. ●	59
–	F5 Networks, Inc. ●	8
–	FLIR Systems, Inc.	5
–	Harris Corp.	6
3	Hewlett-Packard Co.	64
–	Jabil Circuit, Inc.	4
–	JDS Uniphase Corp. ●	3
1	Juniper Networks, Inc. ●	13
–	Lexmark International, Inc. ADR ●	3
–	Molex, Inc.	4
–	Motorola Mobility Holdings, Inc. ●	14
–	Motorola Solutions, Inc.	17
1	NetApp, Inc. ●	17
2	Qualcomm, Inc.	112
–	SanDisk Corp. ●	13
–	Tellabs, Inc.	2
–	Western Digital Corp. ●	8
2	Xerox Corp.	13
		1,031
	Telecommunication Services - 0.6%
1	American Tower Corp. Class A ●	29
8	AT&T, Inc.	231
1	CenturyLink, Inc.	28
1	Frontier Communications Corp.	8
–	MetroPCS Communications, Inc. ●	4
4	Sprint Nextel Corp. ●	13
4	Verizon Communications, Inc.	142
1	Windstream Corp.	8
		463
	Transportation - 0.4%
–	C.H. Robinson Worldwide, Inc.	15
1	CSX Corp.	28
–	Expeditors International of Washington, Inc.	12
–	FedEx Corp.	29
–	Norfolk Southern Corp.	29
–	Ryder System, Inc.	3
1	Southwest Airlines Co.	9
1	Union Pacific Corp.	54
1	United Parcel Service, Inc. Class B	85
		264
	Utilities - 0.7%
1	AES Corp. ●	9
–	Ameren Corp.	10
1	American Electric Power Co., Inc.	25
1	CenterPoint Energy, Inc.	12
–	CMS Energy Corp.	7
–	Consolidated Edison, Inc.	23
–	Constellation Energy Group, Inc.	11
1	Dominion Resources, Inc.	40
–	DTE Energy Co.	11
2	Duke Energy Corp.	36
–	Edison International	17
–	Entergy Corp.	16
1	Exelon Corp.	39
1	FirstEnergy Corp.	26
–	Integrys Energy Group, Inc.	5
1	NextEra Energy, Inc.	31
–	Nicor, Inc.	3
–	NiSource, Inc.	8
–	Northeast Utilities	8
–	NRG Energy, Inc. ●	7
–	Oneok, Inc.	9
–	Pepco Holdings, Inc.	6
1	PG&E Corp.	23
–	Pinnacle West Capital Corp.	6
1	PPL Corp.	23
–	Progress Energy, Inc.	21
1	Public Service Enterprise Group, Inc.	23
–	SCANA Corp.	6
–	Sempra Energy	17
1	Southern Co.	50
–	TECO Energy, Inc.	5
–	Wisconsin Energy Corp.	10
1	Xcel Energy, Inc.	16
		559
	Total common stocks
	(cost $15,720)	$14,085

EXCHANGE TRADED FUNDS - 0.9%
	Other Investment Pools and Funds - 0.9%
14	Vanguard S&P 500 ETF	$714

	Total exchange traded funds
	(cost $740)	$714

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.7%
	Finance and Insurance - 0.7%
	Banc of America Commercial Mortgage, Inc.
$25	5.41%, 09/10/2047	$26
	Citibank Credit Card Issuance Trust
70	4.85%, 03/10/2017	79
	Citigroup/Deutsche Bank Commercial Mortgage Trust
25	5.32%, 12/11/2049	26
35	5.40%, 07/15/2044 Δ	38
25	5.62%, 10/15/2048	26
	Credit Suisse Mortgage Capital Certificates
30	5.47%, 09/15/2039	31
	Goldman Sachs Mortgage Securities Corp. II
35	4.75%, 07/10/2039	37
25	5.56%, 11/10/2039	27
	Goldman Sachs Mortgage Securities Corp. II Class A4
45	6.00%, 08/10/2045 Δ	47
	Greenwich Capital Commercial Funding Corp.
35	5.44%, 03/10/2039 Δ	36

5

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 0.7% - (continued)
	Finance and Insurance - 0.7% - (continued)
	JP Morgan Chase Commercial Mortgage Securities Corp.
$25	5.34%, 05/15/2047	$26
35	5.44%, 06/12/2047 Δ	36
	Wachovia Bank Commercial Mortgage Trust
25	5.31%, 11/15/2048	27
25	5.34%, 12/15/2043	25
25	5.44%, 12/15/2044 Δ	27
25	5.93%, 06/15/2049 Δ	26
		540

	Total asset & commercial mortgage backed securities
	(cost $552)	$540

CORPORATE BONDS - 8.9%
	Administrative Waste Management and Remediation - 0.0%
	Republic Services, Inc.
$20	5.00%, 03/01/2020	$22

	Arts, Entertainment and Recreation - 0.5%
	CBS Corp.
10	7.88%, 07/30/2030	13
	Comcast Corp.
65	5.15%, 03/01/2020	73
	DirecTV Holdings LLC
30	3.50%, 03/01/2016	31
	NBC Universal Media LLC
30	4.38%, 04/01/2021	31
	News America, Inc.
35	6.40%, 12/15/2035	38
	Time Warner, Inc.
50	4.88%, 03/15/2020	53
65	6.75%, 07/01/2018	76
	Viacom, Inc.
10	6.88%, 04/30/2036	12
	Walt Disney Co.
25	5.63%, 09/15/2016	29
		356
	Beverage and Tobacco Product Manufacturing - 0.3%
	Altria Group, Inc.
25	9.70%, 11/10/2018	33
	Anheuser-Busch InBev N.V
60	5.38%, 01/15/2020	70
	Coca-Cola Co.
30	3.15%, 11/15/2020	31
	Diageo Capital plc
30	5.50%, 09/30/2016	34
	PepsiCo, Inc.
55	3.13%, 11/01/2020	56
	Philip Morris International, Inc.
25	4.50%, 03/26/2020	28
		252
	Chemical Manufacturing - 0.1%
	Dow Chemical Co.
45	8.55%, 05/15/2019	58
	E.I. DuPont de Nemours & Co.
25	3.63%, 01/15/2021	26
		84
	Computer and Electronic Product Manufacturing - 0.2%
	Cisco Systems, Inc.
70	5.50%, 02/22/2016	81
	Hewlett-Packard Co.
25	5.50%, 03/01/2018	28
	Lockheed Martin Corp.
25	4.25%, 11/15/2019	27
		136
	Couriers and Messengers - 0.1%
	United Parcel Service, Inc.
45	3.88%, 04/01/2014	48

	Electrical Equipment, Appliance Manufacturing - 0.0%
	Emerson Electric Co.
10	4.88%, 10/15/2019	11
	General Electric Co.
25	5.25%, 12/06/2017	28
		39
	Finance and Insurance - 3.8%
	Aetna, Inc.
20	3.95%, 09/01/2020	21
	Allstate Corp.
35	5.00%, 08/15/2014	38
	American Express Credit Corp.
75	2.75%, 09/15/2015	75
	American International Group, Inc.
25	6.40%, 12/15/2020	25
	Asian Development Bank
40	2.50%, 03/15/2016	42
	Bank of America Corp.
160	5.65%, 05/01/2018	152
	Bank of New York Mellon Corp.
25	2.30%, 07/28/2016	25
	Barclays Bank plc
100	5.20%, 07/10/2014	102
	Berkshire Hathaway Finance Corp.
50	5.40%, 05/15/2018	57
	Blackrock, Inc.
25	5.00%, 12/10/2019	27
	Capital One Financial Corp.
50	6.15%, 09/01/2016	53
	Caterpillar Financial Services Corp.
110	6.13%, 02/17/2014	123
	Chubb Corp.
20	5.75%, 05/15/2018	24
	Citigroup, Inc.
75	5.00%, 09/15/2014	73
75	5.38%, 08/09/2020	78
	Credit Suisse New York
75	6.00%, 02/15/2018	76
	European Investment Bank
200	3.13%, 06/04/2014	213
	General Electric Capital Corp.
125	4.38%, 09/16/2020	127

6

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 8.9% - (continued)
	Finance and Insurance - 3.8% - (continued)
	Goldman Sachs Group, Inc.
$120	5.38%, 03/15/2020	$119
	Health Care REIT, Inc.
20	5.25%, 01/15/2022	19
	HSBC Finance Corp.
50	4.75%, 07/15/2013	52
	HSBC Holdings plc
50	5.10%, 04/05/2021	51
	Inter-American Development Bank
75	2.25%, 07/15/2015	79
	John Deere Capital Corp.
35	2.80%, 09/18/2017	36
	JP Morgan Chase & Co.
75	5.13%, 09/15/2014	79
100	6.30%, 04/23/2019	113
	Kreditanstalt fuer Wiederaufbau
200	1.25%, 10/26/2015	201
	Landwirtschaftliche Rentenbank
25	3.13%, 07/15/2015	27
	Lincoln National Corp.
25	8.75%, 07/01/2019	30
	MetLife, Inc.
50	7.72%, 02/15/2019	61
	Morgan Stanley
50	4.75%, 04/01/2014	48
100	5.45%, 01/09/2017	96
	PNC Funding Corp.
20	5.13%, 02/08/2020	22
	Prudential Financial, Inc.
150	2.75%, 01/14/2013	151
	Royal Bank of Scotland plc
75	3.95%, 09/21/2015	71
	Simon Property Group L.P.
50	5.65%, 02/01/2020	55
	Toyota Motor Credit Corp.
40	3.20%, 06/17/2015	42
	Travelers Cos., Inc.
25	3.90%, 11/01/2020	26
	U.S. Bancorp
40	2.45%, 07/27/2015	41
	UnitedHealth Group, Inc.
25	6.88%, 02/15/2038	33
	Wellpoint, Inc.
25	5.25%, 01/15/2016	28
	Wells Fargo & Co.
90	4.60%, 04/01/2021	96
		2,907
	Food Manufacturing - 0.1%
	Archer Daniels Midland Co.
25	5.45%, 03/15/2018	29
	Kraft Foods, Inc.
50	5.38%, 02/10/2020	57
		86
	Food Services - 0.0%
	McDonald's Corp.
25	5.35%, 03/01/2018	30

	Health Care and Social Assistance - 0.5%
	Abbott Laboratories
50	5.13%, 04/01/2019	59
	Amgen, Inc.
25	5.75%, 03/15/2040	30
	AstraZeneca plc
30	5.90%, 09/15/2017	36
	Baxter International, Inc.
30	4.50%, 08/15/2019	34
	Covidien International
25	6.00%, 10/15/2017	30
	CVS Caremark Corp.
20	6.13%, 09/15/2039	24
	Glaxosmithkline Capital, Inc.
25	5.65%, 05/15/2018	30
	Johnson & Johnson
35	2.15%, 05/15/2016	36
	Medtronic, Inc.
25	4.45%, 03/15/2020	28
	Merck & Co., Inc.
25	3.88%, 01/15/2021	27
	Pfizer, Inc.
65	6.20%, 03/15/2019	82
		416
	Information - 0.6%
	America Movil S.A. de C.V
25	5.63%, 11/15/2017	28
	AT&T, Inc.
25	5.35%, 09/01/2040	26
75	5.80%, 02/15/2019	88
	Cellco Partnership - Verizon Wireless Capital
50	5.55%, 02/01/2014	55
	Embarq Corp.
40	7.08%, 06/01/2016	41
	France Telecom S.A
20	5.38%, 07/08/2019	22
	Microsoft Corp.
60	1.63%, 09/25/2015	61
	Oracle Corp.
60	5.75%, 04/15/2018	71
	Telefonica Emisiones SAU
35	5.46%, 02/16/2021	33
	Verizon Communications, Inc.
25	6.00%, 04/01/2041	31
75	6.35%, 04/01/2019	90
	Vodafone Group plc
40	5.45%, 06/10/2019	47
		593
	Machinery Manufacturing - 0.0%
	Baker Hughes, Inc.
8	5.13%, 09/15/2040	9

	Mining - 0.2%
	Barrick Gold Corp.
20	6.95%, 04/01/2019	24
	Rio Tinto Finance USA Ltd.
40	6.50%, 07/15/2018	48
	Teck Resources Ltd.
20	4.50%, 01/15/2021	20

7

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 8.9% - (continued)
	Mining - 0.2% - (continued)
	Vale Overseas Ltd.
$25	6.88%, 11/10/2039	$27
		119
	Miscellaneous Manufacturing - 0.2%
	Boeing Co.
40	4.88%, 02/15/2020	45
	Honeywell International, Inc.
25	4.25%, 03/01/2021	28
	Tyco International Ltd.
20	8.50%, 01/15/2019	26
	United Technologies Corp.
25	4.50%, 04/15/2020	28
		127
	Paper Manufacturing - 0.1%
	International Paper Co.
25	7.50%, 08/15/2021	29
	Kimberly-Clark Corp.
25	6.13%, 08/01/2017	30
		59
	Petroleum and Coal Products Manufacturing - 0.7%
	Anadarko Petroleum Corp.
40	5.95%, 09/15/2016	44
	Apache Corp.
25	5.10%, 09/01/2040	28
	Canadian Natural Resources Ltd.
30	5.70%, 05/15/2017	34
	ConocoPhillips
35	6.50%, 02/01/2039	46
	Devon Financing Corp.
10	7.88%, 09/30/2031	14
	EnCana Corp.
25	6.50%, 02/01/2038	29
	Ensco plc
25	4.70%, 03/15/2021	26
	Pemex Project Funding Master Trust
50	5.75%, 03/01/2018	54
	Petrobras International Finance Co.
25	6.75%, 01/27/2041	26
	Sempra Energy
35	6.50%, 06/01/2016	41
	Shell International Finance B.V
50	4.30%, 09/22/2019	56
	Suncor Energy, Inc.
25	6.50%, 06/15/2038	29
	Transocean, Inc.
25	6.50%, 11/15/2020	27
	Valero Energy Corp.
25	6.13%, 02/01/2020	28
	Weatherford International Ltd.
30	5.13%, 09/15/2020	31
	Williams Partners L.P.
25	5.25%, 03/15/2020	27
		540
	Pipeline Transportation - 0.1%
	Enterprise Products Operating LLC
30	5.20%, 09/01/2020	33
	Kinder Morgan Energy Partners L.P.
25	6.38%, 03/01/2041	26
	Oneok Partners L.P.
10	6.65%, 10/01/2036	12
	TransCanada Pipelines Ltd.
35	3.80%, 10/01/2020	37
		108
	Primary Metal Manufacturing - 0.1%
	Alcoa, Inc.
25	6.15%, 08/15/2020	25
	ArcelorMittal
35	5.50%, 03/01/2021	31
		56
	Professional, Scientific and Technical Services - 0.0%
	IBM Corp.
25	5.60%, 11/30/2039	31

	Public Administration - 0.2%
	International Bank for Reconstruction & Development
100	1.13%, 08/25/2014	102
	Waste Management, Inc.
25	4.75%, 06/30/2020	27
		129
	Rail Transportation - 0.1%
	Burlington Northern Santa Fe Corp.
25	4.70%, 10/01/2019	28
	CSX Corp.
25	3.70%, 10/30/2020	26
	Norfolk Southern Corp.
27	4.84%, 10/01/2041 ■	28
		82
	Retail Trade - 0.3%
	Energy Transfer Partners
20	9.00%, 04/15/2019	24
	Home Depot, Inc.
30	4.40%, 04/01/2021	33
	Kroger Co.
40	3.90%, 10/01/2015	43
	Lowe's Co., Inc.
10	6.65%, 09/15/2037	13
	Target Corp.
40	3.88%, 07/15/2020	43
	Wal-Mart Stores, Inc.
70	3.25%, 10/25/2020	72
		228
	Soap, Cleaning Compound and Toilet Manufacturing - 0.1%
	Procter & Gamble Co.
50	4.70%, 02/15/2019	59

	Utilities - 0.6%
	Dominion Resources, Inc.
50	4.45%, 03/15/2021	54
	Duke Energy Corp.
25	5.30%, 02/15/2040	30
	Exelon Generation Co. LLC
30	4.00%, 10/01/2020	30

8

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
CORPORATE BONDS - 8.9% - (continued)
	Utilities - 0.6% - (continued)
	Florida Power & Light Co.
$25	5.69%, 03/01/2040	$31
	Georgia Power Co.
25	4.75%, 09/01/2040	26
	Hydro Quebec
30	8.40%, 01/15/2022	44
	Kentucky Utilities
20	5.13%, 11/01/2040	24
	MidAmerican Energy Holdings Co.
30	6.13%, 04/01/2036	36
	Pacific Gas & Electric Co.
25	6.05%, 03/01/2034	30
	Progress Energy, Inc.
25	4.40%, 01/15/2021	27
	PSEG Power LLC
25	5.13%, 04/15/2020	27
	Southern California Edison Co.
25	4.50%, 09/01/2040	27
	Xcel Energy, Inc.
15	4.70%, 05/15/2020	17
		403
	Total corporate bonds
	(cost $6,861)	$6,919

FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
	Brazil - 0.2%
	Brazil (Republic of)
$125	5.88%, 01/15/2019	$144

	Canada - 0.3%
	Manitoba (Province of)
75	2.63%, 07/15/2015	79
	Ontario (Province of)
85	4.40%, 04/14/2020	97
	Quebec (Province of)
60	3.50%, 07/29/2020	64
		$240
	Italy - 0.0%
	Italy (Republic of)
25	5.38%, 06/15/2033	23

	Mexico - 0.1%
	United Mexican States
100	5.13%, 01/15/2020	108

	Peru - 0.0%
	Peru (Republic of)
30	7.13%, 03/30/2019	36

	Total foreign government obligations
	(cost $539)	$551

MUNICIPAL BONDS - 0.2%
	General Obligations - 0.1%
	California State,
$30	7.60%, 11/01/2040	$37
	Mississippi State,
25	5.25%, 11/01/2034	28
	State of Illinois, Taxable Pension,
30	5.10%, 06/01/2033	27
		92
	Higher Education (Univ., Dorms, etc.) - 0.1%
	University of Texas Fin Dept,
25	4.79%, 08/15/2046	29

	Transportation - 0.0%
	Metropolitan Transportation Auth Rev,
20	5.87%, 11/15/2039	22

	Total municipal bonds
	(cost $133)	$143

U.S. GOVERNMENT AGENCIES - 13.9%
	Federal Home Loan Mortgage Corporation - 4.3%
$200	1.63%, 04/15/2013	$204
150	2.13%, 09/21/2012	153
70	2.88%, 02/09/2015	75
217	3.50%, 04/01/2026 - 10/01/2040	226
70	3.75%, 03/27/2019	79
497	4.00%, 03/01/2025 - 08/01/2041	522
906	4.50%, 08/01/2024 - 10/01/2040	962
285	5.00%, 11/01/2033 - 02/01/2039	307
110	5.13%, 10/18/2016	130
372	5.50%, 05/01/2038	403
216	6.00%, 06/01/2036	238
		3,299
	Federal National Mortgage Association - 6.9%
70	0.50%, 10/30/2012	70
70	1.00%, 09/23/2013	71
110	1.63%, 10/26/2015	113
200	2.63%, 11/20/2014	212
70	2.75%, 03/13/2014	74
205	3.50%, 05/01/2026 - 01/01/2041	213
867	4.00%, 09/01/2025 - 09/01/2040 ☼	912
1,033	4.50%, 10/15/2023 - 05/01/2041 ☼	1,098
1,137	5.00%, 05/01/2028 - 07/01/2040	1,227
509	5.50%, 01/01/2038 - 06/01/2038	553
399	6.00%, 07/01/2037	438
254	6.50%, 06/01/2039	284
20	6.63%, 11/15/2030	30
		5,295
	Government National Mortgage Association - 2.7%
50	3.50%, 02/15/2041	52
329	4.00%, 08/15/2026 - 09/15/2041	352
662	4.50%, 09/15/2039 - 07/20/2041	723
575	5.00%, 09/15/2039 - 02/20/2041	632
327	5.50%, 07/15/2038	362
		2,121
	Total U.S. government agencies
	(cost $10,595)	$10,715

9

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
U.S. GOVERNMENT SECURITIES - 13.7%
Other Direct Federal Obligations - 0.6%
	Federal Farm Credit Bank - 0.1%
$20	3.88%, 10/07/2013	$21
40	4.88%, 01/17/2017	47
		68
	Federal Home Loan Bank - 0.4%
110	1.88%, 06/21/2013	113
100	4.50%, 09/16/2013	108
70	4.75%, 12/16/2016	82
40	5.00%, 11/17/2017	48
		351
	Tennessee Valley Authority - 0.1%
40	6.75%, 11/01/2025	56

		475
U.S. Treasury Securities - 13.1%
	U.S. Treasury Bonds - 2.8%
40	3.75%, 08/15/2041	47
924	4.25%, 11/15/2040	1,168
670	5.38%, 02/15/2031	942
		2,157
	U.S. Treasury Notes - 10.3%
2,818	1.00%, 07/15/2013 - 08/31/2016 ‡	2,851
810	1.25%, 08/31/2015	829
880	1.38%, 02/15/2013	894
726	1.75%, 05/31/2016	755
878	1.88%, 09/30/2017	911
150	2.13%, 08/15/2021	153
1,270	2.38%, 08/31/2014	1,341
215	3.13%, 05/15/2021	239
		7,973
		10,130
	Total U.S. government securities
	(cost $10,141)	$10,605

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 32.3%
Equity Contracts - 32.3%
	S&P 500 Option
71	Expiration: 06/06/2016, Exercise Price: $1,170.00	$21,079
24	Expiration: 09/26/2012, Exercise Price: $1,175.00	3,882
		24,961
	Total put options purchased
	(cost $18,712)	$24,961

	Total long-term investments (cost $63,993)	$69,233

Shares or Principal Amount		Market Value ╪
SHORT-TERM INVESTMENTS - 26.4%
Investment Pools and Funds - 0.0%
7	JP Morgan U.S. Government Money Market Fund	$7

Repurchase Agreements - 7.7%
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $266, collateralized by U.S. Treasury Note 3.00%, 2012, value of $271)
266	0.03%, 09/30/2011		266
	RBS Greenwich Capital Markets TriParty Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $2,756, collateralized by U.S. Treasury Note 1.88% - 4.25%, 2013 - 2020, value of $2,811)
2,756	0.04%, 09/30/2011		2,756
	Royal Bank of Canada TriParty Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $2,470, collateralized by U.S. Treasury Note 1.38% - 2.25%, 2012 - 2016, value of $2,520)
2,470	0.01%, 09/30/2011		2,470
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $463, collateralized by U.S. Treasury Bond 4.75%, 2041, value of $472)
463	0.03%, 09/30/2011		463
			5,955
U.S. Treasury Bills - 18.7%
14,436	0.01%, 10/27/2011 □○Ø		$14,436

	Total short-term investments
	(cost $20,398)		$20,398

	Total investments
	(cost $84,391) ▲	115.9%	$89,631
	Other assets and liabilities	(15.9)%	(12,394)
	Total net assets	100.0%	$77,237

10

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 2.4% of total net assets at September 30, 2011.

▲	At September 30, 2011, the cost of securities for federal income tax purposes was $84,392 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$7,207
Unrealized Depreciation	(1,968)
Net Unrealized Appreciation	$5,239

●	Currently non-income producing.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2011.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these issues are determined to be liquid. At September 30, 2011, the aggregate value of these securities was $28, which rounds to zero percent of total net assets.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at September 30, 2011 was $127.

□	This security, or a portion of this security, is pledged as initial margin deposit for open futures contracts held at September 30, 2011 as listed in the table below:

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini	457	Short	12/16/2011	$25,729	$27,174	$1,445

*      The number of contracts does not omit 000's.

Ø	This security, or a portion of this security, collateralized the written put options in the table below.

Issuer	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
S&P 500 Option	Index	$910.00	06/06/2016	70,652	$12,807	$8,960	$(3,847)

*      The number of contracts does not omit 000's.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

11

Hartford Portfolio Diversifier HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$540	$–	$540	$–
Common Stocks ‡	14,085	14,085	–	–
Corporate Bonds	6,919	–	6,919	–
Exchange Traded Funds	714	714	–	–
Foreign Government Obligations	551	–	551	–
Municipal Bonds	143	–	143	–
Put Options Purchased	24,961	24,961	–	–
U.S. Government Agencies	10,715	–	10,715	–
U.S. Government Securities	10,605	200	10,405	–
Short-Term Investments	20,398	7	20,391	–
Total	$89,631	$39,967	$49,664	$–
Futures *	1,445	1,445	–	–
Total	$1,445	$1,445	$–	$–
Liabilities:
Written Options *	3,847	3,847	–	–
Total	$3,847	$3,847	$–	$–

♦	For the period ended September 30, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Distribution by Credit Quality
as of September 30, 2011

Credit Rating *	Percentage of Net Assets
Aaa / AAA	1.6
Aa / AA	1.2
A	4.1
Baa / BBB	3.4
Ba / BB	0.1
Unrated	0.0
U.S. Government Securities	46.3
Non Debt Securities and Other Short-Term Instruments	59.2
Other Assets & Liabilities	(15.9)
Total	100.0%

*
Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

12

Hartford Small Company HLS Fund
Schedule of Investments
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.0%
	Automobiles & Components - 0.7%
174	Amerigon, Inc. ●	$2,212
154	Dana Holding Corp. ●	1,616
96	Tenneco Automotive, Inc. ●	2,465
61	Tesla Motors, Inc. ●	1,476
		7,769
	Banks - 1.9%
276	Boston Private Financial Holdings, Inc.	1,622
6	Columbia Banking Systems, Inc.	87
106	First Midwest Bancorp, Inc.	777
229	Flushing Financial Corp.	2,477
63	Hudson Valley Holding Corp.	1,091
103	Northwest Bancshares, Inc.	1,225
130	Ocwen Financial Corp. ●	1,716
217	Signature Bank ●	10,344
30	Southside Bancshares, Inc.	534
109	Umpqua Holdings Corp.	957
43	Wintrust Financial Corp.	1,107
		21,937
	Capital Goods - 8.4%
61	A.O. Smith Corp.	1,963
56	Aaon, Inc.	879
53	Acuity Brands, Inc.	1,916
191	Aecom Technology Corp. ●	3,375
25	AGCO Corp. ●	850
155	Altra Holdings, Inc. ●	1,788
118	Applied Industrial Technologies, Inc.	3,202
53	AZZ, Inc.	2,056
253	Beacon Roofing Supply, Inc. ●	4,048
36	Carlisle Cos., Inc.	1,148
89	Ceradyne, Inc. ●	2,398
86	Chart Industries, Inc. ●	3,631
115	Commercial Vehicles Group, Inc. ●	756
32	Crane Co.	1,144
484	DigitalGlobe, Inc. ●	9,412
53	EMCOR Group, Inc. ●	1,076
39	Esterline Technologies Corp. ●	2,022
60	Franklin Electric Co., Inc.	2,184
119	GrafTech International Ltd. ●	1,508
160	Kratos Defense & Security ●	1,072
45	Lennox International, Inc.	1,163
23	Lindsay Corp.	1,240
712	Meritor, Inc. ●	5,025
66	Michael Baker Corp. ●	1,255
247	Moog, Inc. Class A ●	8,049
101	Nordson Corp.	4,016
20	Polypore International, Inc. ●	1,120
117	RSC Holdings, Inc. ●	836
70	Sun Hydraulics Corp.	1,431
48	TAL International Group, Inc.	1,200
159	Teledyne Technologies, Inc. ●	7,791
56	Textainer Group Holdings Ltd.	1,134
31	TransDigm Group, Inc. ●	2,521
104	Trex Co., Inc. ●	1,663
137	Trimas Corp. ●	2,038
448	United Rentals, Inc. ●	7,540
222	Wabash National Corp. ●	1,059
38	Woodward, Inc.	1,048
		96,557
	Commercial & Professional Services - 4.1%
12	Advisory Board Co. ●	757
628	Corrections Corp. of America ●	14,259
82	Deluxe Corp.	1,527
75	Exponent, Inc. ●	3,082
526	Geo Group, Inc. ●	9,759
193	Higher One Holdings, Inc. ●	3,145
310	Interface, Inc.	3,671
89	Knoll, Inc.	1,224
590	Sykes Enterprises, Inc. ●	8,813
43	United Stationers, Inc.	1,181
		47,418
	Consumer Durables & Apparel - 4.2%
445	Brunswick Corp.	6,244
103	Columbia Sportswear Co.	4,777
70	Deckers Outdoor Corp. ●	6,569
517	Hanesbrands, Inc. ●	12,940
105	Iconix Brand Group, Inc. ●	1,654
66	Polaris Industries, Inc.	3,318
101	Skechers USA, Inc. Class A ●	1,410
95	Steven Madden Ltd. ●	2,856
96	Tempur-Pedic International, Inc. ●	5,055
28	Vera Bradley, Inc. ●	995
58	Warnaco Group, Inc. ●	2,682
		48,500
	Consumer Services - 4.4%
455	Cheesecake Factory, Inc. ●	11,224
1,210	Domino's Pizza UK & IRL plc	8,343
354	Estacio Participacoes S.A.	3,059
54	Gaylord Entertainment Co. w/ Rights ●	1,048
124	Grand Canyon Education, Inc. ●	1,995
103	K12, Inc. ●	2,617
80	Regis Corp.	1,133
29	Steiner Leisure Ltd. ●	1,182
461	Texas Roadhouse, Inc.	6,089
218	Weight Watchers International, Inc.	12,681
112	Whistler Blackcomb Holdings, Inc.	1,117
		50,488
	Diversified Financials - 2.1%
185	BGC Partners, Inc.	1,117
123	Compass Diversified Holdings	1,497
214	DFC Global Corp. ●	4,678
133	Fifth Street Finance Corp.	1,240
242	Gain Capital Holdings, Inc. ●	1,522
414	Justice Holdings Ltd. ●	6,101
515	Knight Capital Group, Inc. ●	6,258
170	Netspend Holdings, Inc. ●	876
191	Uranium Participation Corp. ●	1,031
		24,320
	Energy - 7.2%
2,328	Alberta Oilsands, Inc. ●	489
60	Approach Resources, Inc. ●	1,016
207	Atwood Oceanics, Inc. ●	7,104
98	Berry Petroleum Co.	3,450
353	BPZ Resources, Inc. ●	979
154	C&J Energy Services, Inc. ⌂■●†	2,279
205	Carrizo Oil & Gas, Inc. ●	4,410
23	Clayton Williams Energy, Inc. ●	1,002
122	Complete Production Services, Inc. ●	2,304
124	CVR Energy, Inc. ●	2,618
369	Gulfmark Offshore, Inc. ●	13,401
249	Hornbeck Offshore Services, Inc. ●	6,208

1

Hartford Small Company HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.0% - (continued)
	Energy - 7.2% - (continued)
818	ION Geophysical Corp. ●	$3,871
534	James River Coal Co. ●	3,405
257	Karoon Gas Australia Ltd. ●	689
555	Kodiak Oil & Gas Corp. ●	2,893
65	Northern Oil and Gas, Inc. ●	1,260
3,035	Oilsands Quest, Inc. ●	637
97	Petroleum Development Corp. ●	1,890
363	Rosetta Resources, Inc. ●	12,423
42	Swift Energy Co. ●	1,017
166	Tidewater, Inc.	7,000
280	Vaalco Energy, Inc. ●	1,360
709	Vantage Drilling Co. ●	886
		82,591
	Food & Staples Retailing - 0.4%
126	Fresh Market, Inc. ●	4,815

	Food, Beverage & Tobacco - 3.4%
27	Boston Beer Co., Inc. Class A ●	1,974
98	Cosan S.A. Industria E Comercio	1,248
285	Darling International, Inc. ●	3,588
68	Diamond Foods, Inc.	5,456
168	GrainCorp Ltd.	1,150
261	Green Mountain Coffee Roasters, Inc. ●	24,276
121	Viterra, Inc.	1,187
		38,879
	Health Care Equipment & Services - 10.5%
384	Abiomed, Inc. ●	4,237
304	Allscripts Healthcare Solutions, Inc. ●	5,473
51	AmSurg Corp. ●	1,150
184	Angiodynamics, Inc. ●	2,412
179	Catalyst Health Solutions ●	10,322
54	Corvel Corp. ●	2,295
89	Cyberonics, Inc. ●	2,509
236	Dexcom, Inc. ●	2,829
46	Ensign Group, Inc.	1,056
233	Gen-Probe, Inc. ●	13,311
57	Greatbatch, Inc. ●	1,143
61	Hanger Orthopedic Group, Inc. ●	1,149
81	HealthSouth Corp. ●	1,210
127	Healthspring, Inc. ●	4,636
111	Heartware International, Inc. ●	7,164
34	ICU Medical, Inc. ●	1,262
265	Insulet Corp. ●	4,043
58	LHC Group, Inc. ●	991
104	Masimo Corp.	2,241
19	MEDNAX, Inc. ●	1,184
210	NuVasive, Inc. ●	3,579
140	Orthofix International N.V. ●	4,826
133	Owens & Minor, Inc.	3,780
200	SXC Health Solutions Corp. ●	11,123
90	U.S. Physical Therapy, Inc.	1,663
268	Volcano Corp. ●	7,945
292	Wellcare Health Plans, Inc. ●	11,071
176	Zoll Medical Corp. ●	6,631
		121,235
	Household & Personal Products - 0.6%
39	Elizabeth Arden, Inc. ●	1,099
146	Nu Skin Enterprises, Inc. Class A	5,897
		6,996
	Insurance - 0.5%
36	Allied World Assurance Holdings Ltd.	1,950
114	Amerisafe, Inc. ●	2,106
39	Platinum Underwriters Holdings Ltd.	1,211
		5,267
	Materials - 2.9%
30	Allied Nevada Gold Corp. ●	1,081
24	AptarGroup, Inc.	1,063
2,040	Aurcana Corp. ●	1,168
231	Detour Gold Corp. ●	6,005
108	Georgia Gulf Corp. ●	1,487
248	Graphic Packaging Holding Co. ●	854
82	Kraton Performance Polymers ●	1,326
274	Methanex Corp. ADR	5,716
33	Molycorp, Inc. ●	1,088
92	New Gold, Inc. ●	946
137	Olin Corp.	2,468
666	Romarco Minerals, Inc. ●	757
152	Silgan Holdings, Inc.	5,572
138	Stillwater Mining Co. ●	1,175
46	TPC Group, Inc. ●	928
34	Universal Stainless & Alloy Products ●	867
104	Winpak Ltd.	1,135
		33,636
	Media - 0.8%
109	AMC Networks, Inc. ●	3,488
308	Cinemark Holdings, Inc.	5,808
		9,296
	Pharmaceuticals, Biotechnology & Life Sciences - 9.4%
268	Alkermes plc ●	4,085
159	Ardea Biosciences, Inc. ●	2,491
792	Arena Pharmaceuticals, Inc. ●	1,149
210	Bruker Corp. ●	2,839
303	Cadence Pharmaceuticals, Inc. ●	1,983
130	Cubist Pharmaceuticals, Inc. ●	4,608
686	Exelixis, Inc. ●	3,744
480	Immunogen, Inc. ●	5,256
541	Incyte Corp. ●	7,557
619	Ironwood Pharmaceuticals, Inc. ●	6,687
308	Medicines Co. ●	4,580
68	Momenta Pharmaceuticals, Inc. ●	782
276	NPS Pharmaceuticals, Inc. ●	1,795
292	Onyx Pharmaceuticals, Inc. ●	8,777
444	PAREXEL International Corp. ●	8,412
430	Pharmaceutical Product Development, Inc.	11,021
16	Pharmasset, Inc. ●	1,322
36	Regeneron Pharmaceuticals, Inc. ●	2,104
452	Rigel Pharmaceuticals, Inc. ●	3,330
318	Salix Pharmaceuticals Ltd. ●	9,420
661	Seattle Genetics, Inc. ●	12,596
346	WuXi PharmaTech Cayman, Inc. ●	4,030
		108,568
	Real Estate - 1.4%
169	Anworth Mortgage Asset Corp.	1,146
86	Capstead Mortgage Corp.	997
106	Colonial Properties Trust	1,921
366	Coresite Realty Corp.	5,248
43	Hatteras Financial Corp.	1,077
116	Medical Properties Trust, Inc.	1,041
386	MFA Mortgage Investments, Inc.	2,712
118	Summit Hotel Properties, Inc.	830

2

Hartford Small Company HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.0% - (continued)
	Real Estate - 1.4% - (continued)
115	Whitestone REIT	$1,283
		16,255
	Retailing - 7.8%
5,016	Allstar Co. ⌂†	4,515
323	Brown (N) Group plc	1,347
63	Cato Corp.	1,410
201	Children's Place Retail Stores, Inc. ●	9,332
99	Core-Mark Holding Co., Inc. ●	3,018
1,280	Debenhams plc	1,118
62	DSW, Inc.	2,841
51	Dufry Group	4,445
512	Express, Inc.	10,398
450	GNC Holdings, Inc. ●	9,048
41	Guess?, Inc.	1,165
169	Hot Topic, Inc.	1,289
36	Joseph A. Bank Clothiers, Inc. ●	1,670
328	Lumber Liquidators Holdings, Inc. ●	4,951
130	PetMed Express, Inc.	1,174
291	rue21, Inc. ●	6,606
316	Shutterfly, Inc. ●	13,024
61	Teavana Holdings, Inc. ●	1,236
191	Ulta Salon, Cosmetics & Fragrances, Inc. ●	11,899
		90,486
	Semiconductors & Semiconductor Equipment - 4.0%
806	Applied Micro Circuits Corp. ●	4,327
23	Cabot Microelectronics Corp. ●	802
166	Cavium, Inc. ●	4,497
110	Cymer, Inc. ●	4,080
271	Cypress Semiconductor Corp.	4,055
321	GT Advanced Technologies, Inc. ●	2,255
302	Integrated Device Technology, Inc. ●	1,554
410	Lattice Semiconductor Corp. ●	2,151
88	Microsemi Corp. ●	1,398
455	Mindspeed Technologies, Inc. ●	2,368
167	MIPS Technologies, Inc. Class A ●	808
124	Nanometrics, Inc. ●	1,799
64	OmniVision Technologies, Inc. ●	903
160	ON Semiconductor Corp. ●	1,147
214	PMC - Sierra, Inc. ●	1,277
264	Silicon Image, Inc. ●	1,551
555	Skyworks Solutions, Inc. ●	9,958
94	Ultratech Stepper, Inc. ●	1,607
		46,537
	Software & Services - 13.1%
110	Ancestry.com, Inc. ●	2,575
256	Ariba, Inc. ●	7,098
247	Broadsoft, Inc. ●	7,496
1,589	Cadence Design Systems, Inc. ●	14,687
119	Commvault Systems, Inc. w/ Rights ●	4,426
159	Concur Technologies, Inc. ●	5,929
101	Constant Contact, Inc. ●	1,745
113	CSG Systems International, Inc. ●	1,424
607	Dice Holdings, Inc. ●	4,744
81	Fortinet, Inc. ●	1,367
291	IAC/Interactive Corp. ●	11,525
149	j2 Global Communications, Inc.	3,997
128	JDA Software Group, Inc. ●	2,989
147	Kit Digital, Inc. ●	1,236
640	LivePerson, Inc. ●	6,366
12	Mercadolibre, Inc.	657
12	Micros Systems ●	514
62	MicroStrategy, Inc. ●	7,034
64	Nuance Communications, Inc. ●	1,299
83	Opnet Technologies, Inc.	2,913
72	Parametric Technology Corp. ●	1,112
63	Progress Software Corp. ●	1,110
303	QLIK Technologies, Inc. ●	6,573
121	Quest Software, Inc. ●	1,914
114	RealPage, Inc. ●	2,327
91	RightNow Technologies, Inc. ●	3,011
1,389	Sapient Corp.	14,084
179	Solarwinds, Inc. ●	3,951
67	Solera Holdings, Inc.	3,365
70	Sourcefire, Inc. w/ Rights ●	1,871
120	SuccessFactors, Inc. ●	2,765
161	Syntel, Inc.	6,939
138	Tibco Software, Inc. ●	3,094
187	Velti plc ●	1,239
80	VeriFone Systems, Inc. ●	2,789
102	Wright Express Corp. ●	3,880
138	XO Group, Inc. ●	1,126
		151,171
	Technology Hardware & Equipment - 6.2%
165	Acme Packet, Inc. ●	7,013
119	Arris Group, Inc. ●	1,224
588	Aruba Networks, Inc. ●	12,293
86	Coherent, Inc. ●	3,684
116	Comverse Technology, Inc. ●	814
166	Emulex Corp. ●	1,059
76	Fabrinet ●	1,421
231	Finisar Corp. ●	4,045
55	Interdigital, Inc.	2,558
832	Jabil Circuit, Inc.	14,802
388	Mitel Networks Corp. ●	823
46	Netgear, Inc. ●	1,181
165	Oplink Communications, Inc. ●	2,500
56	Park Electrochemical Corp.	1,186
87	Plantronics, Inc.	2,473
400	Polycom, Inc. ●	7,348
101	Super Micro Computer, Inc. ●	1,259
128	Universal Display Corp. ●	6,127
		71,810
	Telecommunication Services - 0.2%
30	AboveNet, Inc.	1,614
161	Leap Wireless International, Inc. w/ Rights ●	1,108
		2,722
	Transportation - 3.2%
178	Avis Budget Group, Inc. ●	1,726
162	Copa Holdings S.A. Class A	9,950
257	J.B. Hunt Transport Services, Inc.	9,289
22	Kirby Corp. ●	1,142
284	Localiza Rent a Car S.A.	3,744
66	Marten Transport Ltd.	1,131
246	Old Dominion Freight Line, Inc. ●	7,131
151	Werner Enterprises, Inc.	3,155
15	Zipcar, Inc. ●	266
		37,534
	Utilities - 0.6%
56	Portland General Electric Co.	1,329
114	UniSource Energy Corp.	4,129

3

Hartford Small Company HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.0% - (continued)
	Utilities - 0.6% - (continued)
51	Westar Energy, Inc.	$1,337
		6,795
	Total common stocks
	(cost $1,205,495)	$1,131,582

PREFERRED STOCKS - 0.1%
	Consumer Durables & Apparel - 0.1%
15	Callaway Golf Co., 7.50% ۞	$1,402

	Total preferred stocks
	(cost $1,698)	$1,402

	Total long-term investments (cost $1,207,193)	$1,132,984

SHORT-TERM INVESTMENTS - 1.8%
	Repurchase Agreements - 1.8%

Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
10/03/2011 in the amount of $7,225,
collateralized by FHLMC 4.00% - 5.00%,
2030 - 2041, FNMA 4.00% - 5.50%, 2025
- 2041, value of $7,369)

$7,225	0.08%, 09/30/2011		$7,225

Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 10/03/2011 in the
amount of $12,618, collateralized by
FHLMC 4.50% - 5.00%, 2040 - 2041,
FNMA 3.00% - 4.50%, 2021 - 2041, U.S.
Treasury Bond 6.00% - 7.13%, 2023 -
2026, value of $12,870)

12,618	0.05 - 0.06%, 09/30/2011		12,618
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $12, collateralized by U.S. Treasury Note 4.50%, 2017, value of $12)
12	0.01%, 09/30/2011		12

UBS Securities, Inc. TriParty Joint
Repurchase Agreement (maturing on
10/03/2011 in the amount of $1,145,
collateralized by FHLMC 4.00% - 6.50%,
2021 - 2041, FNMA 4.00% - 4.50%, 2025
- 2041, value of $1,168)

1,145	0.08%, 09/30/2011		1,145
			21,000
	Total short-term investments
	(cost $21,000)		$21,000

	Total investments
	(cost $1,228,193) ▲	99.9%	$1,153,984
	Other assets and liabilities	0.1%	1,114
	Total net assets	100.0%	$1,155,098

4

Hartford Small Company HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 5.9% of total net assets at September 30, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2011, the cost of securities for federal income tax purposes was $1,234,726 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$94,665
Unrealized Depreciation	(175,407)
Net Unrealized Depreciation	$(80,742)

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors at September 30, 2011, was $6,794, which represents 0.6% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers.  Unless otherwise indicated, these issues are determined to be liquid.  At September 30, 2011, the aggregate value of these securities was $2,279, which represents 0.2% of total net assets.

۞	Convertible security.

⌂
The following securities are considered illiquid.  Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	5,016	Allstar Co.	$5,107
12/2010	154	C&J Energy Services, Inc. - 144A	1,540

The aggregate value of these securities at September 30, 2011, was $6,794, which represents 0.6% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

5

Hartford Small Company HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,131,582	$1,101,595	$23,193	$6,794
Preferred Stocks	1,402	1,402	–	–
Short-Term Investments	21,000	–	21,000	–
Total	$1,153,984	$1,102,997	$44,193	$6,794

♦	For the nine-month period ended September 30, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2011
Assets:
Common Stocks	$1,690	$59	$147	*	$—	$5,107	$(209)	$—	$—	$6,794
Total	$1,690	$59	$147		$—	$5,107	$(209)	$—	$—	$6,794

*	Change in unrealized appreciation or depreciation in the current period relating to assets still held at September 30, 2011 was $147.

6

Hartford Stock HLS Fund
Schedule of Investments
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.8%
	Automobiles & Components - 2.8%
1,650	Ford Motor Co. w/ Rights ●	$15,956
706	Harley-Davidson, Inc.	24,237
308	Johnson Controls, Inc.	8,130
		48,323
	Banks - 6.6%
815	BB&T Corp.	17,382
3,237	Mitsubishi UFJ Financial Group, Inc.	14,855
268	PNC Financial Services Group, Inc.	12,910
1,114	US Bancorp	26,214
1,665	Wells Fargo & Co.	40,167
		111,528
	Capital Goods - 6.6%
313	3M Co.	22,499
280	Boeing Co.	16,955
401	Ingersoll-Rand plc	11,275
696	PACCAR, Inc.	23,525
226	Rockwell Collins, Inc.	11,940
217	Stanley Black & Decker, Inc.	10,669
913	Textron, Inc.	16,112
		112,975
	Consumer Durables & Apparel - 0.3%
426	Newell Rubbermaid, Inc.	5,057

	Consumer Services - 0.7%
330	DeVry, Inc.	12,211

	Diversified Financials - 7.5%
81	BlackRock, Inc.	11,974
619	Citigroup, Inc.	15,859
150	Goldman Sachs Group, Inc.	14,211
1,027	Invesco Ltd.	15,921
1,304	JP Morgan Chase & Co.	39,262
247	SEI Investments Co.	3,799
368	T. Rowe Price Group, Inc.	17,563
758	UBS AG ADR ●	8,667
		127,256
	Energy - 10.4%
328	Anadarko Petroleum Corp.	20,668
687	Chesapeake Energy Corp.	17,540
965	Exxon Mobil Corp.	70,117
713	OAO Gazprom Class S ADR	6,904
260	Occidental Petroleum Corp.	18,576
317	Petroleo Brasileiro S.A. ADR	7,124
1,292	Petroleum Geo-Services ●	12,993
378	Statoilhydro ASA ADR	8,137
342	Suncor Energy, Inc.	8,695
213	Ultra Petroleum Corp. ●	5,907
		176,661
	Food & Staples Retailing - 1.4%
509	CVS Caremark Corp.	17,106
270	Sysco Corp.	6,985
		24,091
	Food, Beverage & Tobacco - 5.1%
642	General Mills, Inc.	24,698
647	Kraft Foods, Inc.	21,713
654	PepsiCo, Inc.	40,482
		86,893
	Health Care Equipment & Services - 2.8%
147	Edwards Lifesciences Corp. ●	10,442
713	Medtronic, Inc.	23,690
295	UnitedHealth Group, Inc.	13,592
		47,724
	Household & Personal Products - 1.2%
317	Procter & Gamble Co.	20,022

	Insurance - 1.1%
286	Marsh & McLennan Cos., Inc.	7,580
501	Unum Group	10,497
		18,077
	Materials - 2.5%
302	Dow Chemical Co.	6,785
283	Monsanto Co.	16,991
145	Mosaic Co.	7,081
275	Nucor Corp.	8,689
88	Potash Corp. of Saskatchewan, Inc.	3,795
		43,341
	Media - 2.4%
937	Comcast Corp. Class A	19,590
725	Walt Disney Co.	21,872
		41,462
	Pharmaceuticals, Biotechnology & Life Sciences - 13.5%
441	Agilent Technologies, Inc. ●	13,778
568	Amgen, Inc.	31,217
489	Celgene Corp. ●	30,297
1,079	Daiichi Sankyo Co., Ltd.	22,498
1,273	Merck & Co., Inc.	41,653
1,977	Pfizer, Inc.	34,955
67	Roche Holding AG	10,801
930	Shionogi & Co., Ltd.	13,760
553	UCB S.A.	23,562
149	Vertex Pharmaceuticals, Inc. ●	6,631
		229,152
	Real Estate - 0.6%
626	Weyerhaeuser Co.	9,726

	Retailing - 6.4%
9,440	Allstar Co. ⌂†	8,496
10,986	Buck Holdings L.P. ⌂●†	26,714
451	Kohl's Corp.	22,154
1,607	Lowe's Co., Inc.	31,083
432	Nordstrom, Inc.	19,747
		108,194
	Semiconductors & Semiconductor Equipment - 1.7%
744	Maxim Integrated Products, Inc.	17,348
423	Xilinx, Inc.	11,593
		28,941
	Software & Services - 9.5%
291	Accenture plc	15,314
389	Automatic Data Processing, Inc.	18,346
605	eBay, Inc. ●	17,853
104	Google, Inc. ●	53,601
358	Lender Processing Services	4,896
865	Microsoft Corp.	21,525
1,945	Western Union Co.	29,735
		161,270

1

Hartford Stock HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.8% - (continued)
	Technology Hardware & Equipment - 10.7%
146	Apple, Inc. ●	$55,462
2,382	Cisco Systems, Inc.	36,890
923	EMC Corp. ●	19,363
1,000	Hewlett-Packard Co.	22,450
739	Juniper Networks, Inc. ●	12,755
186	NetApp, Inc. ●	6,313
609	Qualcomm, Inc.	29,625
		182,858
	Telecommunication Services - 0.6%
408	Vodafone Group plc ADR	10,463

	Transportation - 2.9%
184	Con-way, Inc.	4,077
190	FedEx Corp.	12,886
314	Kansas City Southern ●	15,688
269	United Parcel Service, Inc. Class B	17,006
		49,657
	Utilities - 1.5%
213	NextEra Energy, Inc.	11,522
325	PG&E Corp.	13,751
		25,273
	Total common stocks
	(cost $1,754,157)	$1,681,155

	Total long-term investments (cost $1,754,157)	$1,681,155

SHORT-TERM INVESTMENTS - 1.2%
	Repurchase Agreements - 1.2%

Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
10/03/2011 in the amount of $6,748,
collateralized by FHLMC 4.00% - 5.00%,
2030 - 2041, FNMA 4.00% - 5.50%, 2025 -
2041, value of $6,883)

$6,748	0.08%, 09/30/2011	$6,748

Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 10/03/2011 in the
amount of $11,785, collateralized by
FHLMC 4.50% - 5.00%, 2040 - 2041,
FNMA 3.00% - 4.50%, 2021 - 2041, U.S.
Treasury Bond 6.00% - 7.13%, 2023
- 2026, value of $12,021)

11,785	0.05 - 0.06%, 09/30/2011	11,785
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $12, collateralized by U.S. Treasury Note 4.50%, 2017, value of $12)
12	0.01%, 09/30/2011	12

UBS Securities, Inc. TriParty Joint
Repurchase Agreement (maturing on
10/03/2011 in the amount of $1,069,
collateralized by FHLMC 4.00% - 6.50%,
2021 - 2041, FNMA 4.00% - 4.50%, 2025
- 2041, value of $1,091)

1,069	0.08%, 09/30/2011		1,069
			19,614
	Total short-term investments
	(cost $19,614)		$19,614

	Total investments
	(cost $1,773,771) ▲	100.0%	$1,700,769
	Other assets and liabilities	–%	124
	Total net assets	100.0%	$1,700,893

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 8.9% of total net assets at September 30, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

2

Hartford Stock HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

▲	At September 30, 2011, the cost of securities for federal income tax purposes was $1,820,921 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$130,463
Unrealized Depreciation	(250,615)
Net Unrealized Depreciation	$(120,152)

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors at September 30, 2011, was $35,210, which represents 2.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

⌂
The following securities are considered illiquid.  Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	9,440	Allstar Co.	$9,610
06/2007	10,986	Buck Holdings L.P.	4,961

The aggregate value of these securities at September 30, 2011, was $35,210, which represents 2.1% of total net assets.

Foreign Currency Contracts Outstanding at September 30, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Euro	UBS AG	Sell	$168	$171	10/03/2011	$3
Japanese Yen	Citibank	Sell	21,452	20,397	10/21/2011	(1,055)
Japanese Yen	CS First Boston	Sell	359	362	10/03/2011	3
Japanese Yen	Goldman Sachs	Sell	22,327	21,227	10/21/2011	(1,100)
Swiss Franc	Barclay Investments	Sell	75	76	10/03/2011	1
						$(2,148)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford Stock HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,681,155	$1,562,332	$83,613	$35,210
Short-Term Investments	19,614	–	19,614	–
Total	$1,700,769	$1,562,332	$103,227	$35,210
Foreign Currency Contracts *	7	–	7	–
Total	$7	$–	$7	$–
Liabilities:
Foreign Currency Contracts *	2,155	–	2,155	–
Total	$2,155	$–	$2,155	$–

♦	For the nine-month period ended September 30, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2011
Assets:
Common Stocks	$24,675	$—	$4,385	*	$—	$9,610	$(3,460)	$—	$—	$35,210
Total	$24,675	$—	$4,385		$—	$9,610	$(3,460)	$—	$—	$35,210

*	Change in unrealized appreciation or depreciation in the current period relating to assets still held at September 30, 2011 was $4,385.

4

Hartford Total Return Bond HLS Fund
Schedule of Investments
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 5.9%
	Finance and Insurance - 5.9%
	Ally Automotive Receivables Trust
$1,900	3.00%, 10/15/2015 ■	$1,952
5,675	3.38%, 09/15/2017 ■	5,915
5,650	3.61%, 08/15/2016 ■	5,909
	Banc of America Commercial Mortgage, Inc.
2,595	5.80%, 06/10/2049 Δ	2,729
	Banc of America Large Loan
7,726	5.33%, 12/16/2043 ■	7,095
6,370	5.80%, 06/15/2049 ■Δ	6,023
	Bank of America Automotive Trust
6,700	3.03%, 10/15/2016 ■	6,850
	Bear Stearns Commercial Mortgage Securities, Inc.
35,341	0.80%, 11/11/2041 ⌂	281
41,639	1.00%, 07/11/2042 ⌂	351
	CFCRE Commercial Mortgage Trust
31,537	4.24%, 04/15/2044 ■►	2,213
	Chase Issuance Trust
6,920	5.12%, 10/15/2014	7,245
	Citibank Credit Card Issuance Trust
8,955	6.30%, 06/20/2014	9,263
	Citigroup Commercial Mortgage Trust
3,160	5.92%, 03/15/2049 Δ	2,275
	CNH Equipment Trust
6,322	2.90%, 11/17/2014 ○	6,302
	Commercial Mortgage Pass-Through Certificates
29,074	5.30%, 07/10/2046 ■►	2,912
3,200	5.61%, 06/09/2028 ■	3,009
1,370	5.95%, 06/09/2028 ■	1,284
31,818	8.25%, 10/01/2020 ■►	1,365
	Countrywide Home Loans, Inc.
24,477	6.00%, 10/25/2037 ⌂	22,610
	Credit-Based Asset Servicing and Securitization
2,223	0.50%, 05/25/2036 ■Δ	1,876
	Crest Clarendon Street
4,144	0.84%, 12/28/2017 ■Δ	4,032
	Cwcapital Cobalt
6,500	5.53%, 04/15/2047	5,421
	DBUBS Mortgage Trust
27,327	4.89%, 01/01/2021 ■►	1,644
32,933	6.65%, 02/01/2021 ■►	636
	Ford Credit Automotive Owner Trust
4,600	2.54%, 02/15/2016	4,750
3,680	3.21%, 07/15/2017	3,797
1,730	5.53%, 05/15/2016 ■	1,862
	Ford Credit Floorplan Master Owner Trust
6,225	1.50%, 09/15/2015	6,264
	GE Business Loan Trust
7,426	1.23%, 05/15/2034 ■Δ	2,558
	GE Capital Credit Card Master Note Trust
3,565	3.69%, 07/15/2015	3,649
	GMAC Mortgage Servicer Advance Funding
12,085	3.72%, 03/15/2023 ■	12,182
	Goldman Sachs Mortgage Securities Corp. II
4,347	5.56%, 11/10/2039	4,594
45,579	6.00%, 08/10/2020 ■►	4,319
	Harley-Davidson Motorcycle Trust
4,180	2.12%, 08/15/2017	4,190
	Hyundai Automotive Receivables Trust
6,710	2.27%, 02/15/2017	6,871
	JP Morgan Automotive Receivable Trust
1,675	12.85%, 03/15/2012 ⌂†	704
	JP Morgan Chase Commercial Mortgage Securities Corp.
366,069	0.22%, 08/12/2037 Δ	216
48,215	4.14%, 05/15/2021 ■►	3,868
50,173	4.84%, 02/15/2021 ■►	3,516
1,510	5.34%, 05/15/2047	1,416
4,380	5.42%, 01/15/2049	4,541
3,090	5.44%, 06/12/2047 Δ	3,209
4,315	5.88%, 02/15/2051 Δ	4,584
5,855	5.93%, 02/12/2051 Δ	5,381
16,789	6.00%, 09/15/2020 ■►	1,723
322,444	7.00%, 05/12/2045 ►	3,100
15,315	10.00%, 10/15/2020 ■►	711
	LB-UBS Commercial Mortgage Trust
3,072	6.11%, 07/15/2040 ■Δ	2,615
6,385	6.11%, 07/15/2040	5,374
	Lehman Brothers Small Balance Commercial
2,674	5.52%, 09/25/2030 ■	2,459
1,204	5.62%, 09/25/2036 ■	1,111
	Merrill Lynch Mortgage Trust
32,617	3.96%, 10/12/2041 ⌂■►	173
	Merrill Lynch/Countrywide Commercial Mortgage Trust
4,377	5.38%, 08/12/2048	4,435
	Morgan Stanley Capital I
103,606	4.39%, 09/15/2047 ■►	4,386
2,208	5.77%, 04/12/2049 Δ	2,229
	Morgan Stanley Dean Witter Capital I
15,286	0.00%, 08/25/2032 ⌂►†∞	–
	Morgan Stanley Re-Remic Trust
6,970	6.46%, 07/17/2056 ■○	5,576
	National Credit Union Administration
6,011	1.84%, 10/07/2020 Δ	6,087
	Nationstar Home Equity Loan Trust
211	0.00%, 03/25/2037 ⌂■●	–
	RBSCF Trust
7,205	5.51%, 04/16/2047 ■Δ	6,707
	Renaissance Home Equity Loan Trust
3,566	5.36%, 05/25/2035	1,925
2,676	5.58%, 11/25/2036 Δ	1,600
	Residential Funding Mortgage Securities, Inc.
2,156	6.00%, 07/25/2037 ⌂	1,786
	Sovereign Commercial Mortgage Securities
4,160	5.94%, 07/22/2030 ■Δ	4,280

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 5.9% - (continued)
	Finance and Insurance - 5.9% - (continued)
	Wachovia Bank Commercial Mortgage Trust
$5,740	5.59%, 04/15/2047	$4,136
	Wamu Commercial Mortgage Securities Trust
7,170	6.31%, 03/23/2045 ■ΔΨ	4,472
	Wells Fargo Alternative Loan Trust
9,229	6.25%, 11/25/2037 ⌂	7,603
	WF-RBS Commercial Mortgage Trust
5,505	4.90%, 06/15/2044 ■	5,782
		269,933

	Total asset & commercial mortgage backed securities
	(cost $282,808)	$269,933

CORPORATE BONDS - 32.5%
	Accommodation and Food Services - 0.2%
	MGM Mirage, Inc.
$3,865	11.13%, 11/15/2017	$4,242
	MGM Resorts International
3,242	11.38%, 03/01/2018	3,242
	Wynn Las Vegas LLC
625	7.75%, 08/15/2020	656
		8,140
	Administrative Waste Management and Remediation - 0.1%
	Brambles USA, Inc.
5,478	3.95%, 04/01/2015 ■	5,727
	Energy Solutions, Inc. LLC
1,185	10.75%, 08/15/2018	1,185
	Iron Mountain, Inc.
355	7.75%, 10/01/2019	352
		7,264
	Air Transportation - 0.0%
	United Air Lines, Inc.
1,150	9.88%, 08/01/2013 ■	1,179

	Apparel Manufacturing - 0.0%
	Quiksilver, Inc.
1,105	6.88%, 04/15/2015	983

	Arts, Entertainment and Recreation - 1.7%
	Cenveo, Inc.
357	8.88%, 02/01/2018	281
1,046	10.50%, 08/15/2016 ■	837
	Cequel Communication LLC
1,031	8.63%, 11/15/2017 ■	1,021
	Clubcorp Club Operations, Inc.
1,188	10.00%, 12/01/2018	1,051
	Comcast Corp.
100	10.63%, 07/15/2012	107
	DirecTV Holdings LLC
4,200	5.00%, 03/01/2021	4,442
8,570	7.63%, 05/15/2016	9,213
	Downstream Development Authority
578	10.50%, 07/01/2019 ■	545
	Equinix, Inc.
178	7.00%, 07/15/2021	177
	FireKeepers Development Authority
439	13.88%, 05/01/2015 ■	496
	First Data Corp.
1,906	10.55%, 09/24/2015 Þ	1,586
	Globo Comunicacao e Participacoes S.A
2,660	6.25%, 07/20/2015 §♠	2,707
	Knight Ridder, Inc.
5,503	6.88%, 03/15/2029	2,366
	McClatchy Co.
1,374	11.50%, 02/15/2017	1,192
	NAI Entertainment Holdings LLC
813	8.25%, 12/15/2017 ■	838
	NBC Universal Media LLC
3,745	3.65%, 04/30/2015	3,940
6,700	4.38%, 04/01/2021	6,882
4,665	5.15%, 04/30/2020	5,115
	News America, Inc.
7,955	4.50%, 02/15/2021	7,992
	Time Warner Entertainment Co., L.P.
8,175	8.38%, 07/15/2033	10,661
	Time Warner, Inc.
7,665	6.25%, 03/29/2041	8,745
	TL Acquisitions, Inc.
1,530	10.50%, 01/15/2015 ■	979
	Virgin Media Finance plc
3,955	9.50%, 08/15/2016	4,272
	XM Satellite Radio, Inc.
1,916	13.00%, 08/01/2013 ■	2,146
		77,591
	Beverage and Tobacco Product Manufacturing - 0.6%
	Altria Group, Inc.
4,440	10.20%, 02/06/2039	6,436
	Anheuser-Busch Cos., Inc.
4,830	5.05%, 10/15/2016	5,433
	Anheuser-Busch InBev N.V
8,890	7.75%, 01/15/2019	11,545
	Coca-Cola Co.
5,720	3.30%, 09/01/2021 ■	5,967
		29,381
	Chemical Manufacturing - 0.8%
	Dow Chemical Co.
13,580	8.55%, 05/15/2019 ╦	17,395
	Ferro Corp.
1,010	7.88%, 08/15/2018	1,010
	Incitec Pivot Finance LLC
9,460	6.00%, 12/10/2019 ■	10,403
	Yara International ASA
5,790	7.88%, 06/11/2019 ■	7,184
		35,992
	Computer and Electronic Product Manufacturing - 0.4%
	Advanced Micro Devices, Inc.
1,070	8.13%, 12/15/2017	1,070
	Hewlett-Packard Co.
7,860	2.35%, 03/15/2015	7,884
	Magnachip Semiconductor
1,405	10.50%, 04/15/2018	1,482

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 32.5% - (continued)
	Computer and Electronic Product Manufacturing - 0.4% - (continued)
	Seagate HDD Cayman
$1,420	7.75%, 12/15/2018 ■	$1,392
	Seagate Technology International
1,259	10.00%, 05/01/2014 ■	1,410
	Sorenson Communications
2,006	10.50%, 02/01/2015 ■	1,163
	Thermo Fisher Scientific, Inc.
4,858	2.25%, 08/15/2016	4,926
		19,327
	Construction - 0.4%
	CRH America, Inc.
3,590	5.30%, 10/15/2013	3,762
	Odebrecht Finance Ltd.
9,340	7.00%, 04/21/2020 §	9,737
	Shea Homes L.P.
588	8.63%, 05/15/2019 ■	482
	Urbi Desarrollos Urbanos
1,500	9.50%, 01/21/2020 §	1,425
		15,406
	Educational Services - 0.0%
	Laureate Education, Inc.
830	10.00%, 08/15/2015 ■	813

	Electrical Equipment, Appliance Manufacturing - 0.2%
	General Electric Co.
10,740	5.00%, 02/01/2013	11,248

	Finance and Insurance - 12.5%
	Aetna, Inc.
5,755	4.13%, 06/01/2021	6,005
	Ally Financial, Inc.
1,190	7.50%, 09/15/2020	1,077
865	8.30%, 02/12/2015	855
	American Express Centurion Bank
3,337	5.95%, 06/12/2017	3,787
	American Express Co.
8,385	5.50%, 04/16/2013 ‡	8,852
8,587	5.55%, 10/17/2012 ‡	8,953
	American International Group, Inc.
2,593	3.65%, 01/15/2014	2,528
	Americo Life, Inc.
75	7.88%, 05/01/2013 ⌂■	76
	Asciano Finance Ltd.
2,936	3.13%, 09/23/2015 ■	2,904
3,698	5.00%, 04/07/2018 ■	3,781
	BAE Systems Holdings, Inc.
4,154	5.20%, 08/15/2015 ■‡	4,548
	Bank of America Capital II
2,610	8.00%, 12/15/2026	2,427
	Bank of America Corp.
13,800	5.65%, 05/01/2018	13,103
8,665	5.75%, 12/01/2017	8,127
	Bank of New York Institutional Capital Trust
200	7.78%, 12/01/2026 ■	198
	Capital One Financial Corp.
5,224	2.13%, 07/15/2014	5,172
3,740	3.15%, 07/15/2016	3,702
	CDP Financial, Inc.
10,860	3.00%, 11/25/2014 ■‡	11,351
	CIT Group, Inc.
7,248	7.00%, 05/01/2017	7,030
	Citigroup, Inc.
10,185	2.13%, 04/30/2012 ‡	10,297
33,951	4.59%, 12/15/2015	34,860
8,887	6.38%, 08/12/2014 ‡	9,409
4,839	8.50%, 05/22/2019 ‡	5,845
	CNA Financial Corp.
4,492	5.75%, 08/15/2021	4,533
	CNL Lifestyle Properties
1,594	7.25%, 04/15/2019	1,371
	Corpoacion Andina De Fomento
10,160	3.75%, 01/15/2016	10,281
	Discover Financial Services, Inc.
5,970	10.25%, 07/15/2019 ‡	7,226
	Ford Motor Credit Co.
6,545	6.63%, 08/15/2017	6,815
	General Electric Capital Corp.
10,479	4.38%, 09/16/2020	10,663
10,990	5.63%, 05/01/2018	12,014
	GMAC LLC
705	8.00%, 11/01/2031	619
	Goldman Sachs Group, Inc.
20,371	3.63%, 02/07/2016	19,833
2,437	6.00%, 06/15/2020	2,507
	Guardian Life Insurance Co.
6,291	7.38%, 09/30/2039 ■	8,297
	HCP, Inc.
5,284	3.75%, 02/01/2016	5,222
	Health Care REIT, Inc.
4,802	3.63%, 03/15/2016	4,682
	Hub International Holdings, Inc.
914	10.25%, 06/15/2015 ■	845
	Jefferies Group, Inc.
3,858	8.50%, 07/15/2019	4,291
	JP Morgan Chase & Co.
18,292	3.15%, 07/05/2016	18,173
12,145	4.35%, 08/15/2021	12,273
13,196	4.75%, 03/01/2015	13,978
6,375	6.00%, 01/15/2018	7,099
	JP Morgan Chase Capital II
3,880	0.75%, 02/01/2027 ‡Δ	2,856
	JP Morgan Chase Capital XXV
4,288	6.80%, 10/01/2037	4,304
	LBI Escrow Corp.
1,768	8.00%, 11/01/2017 ■	1,905
	Liberty Mutual Group, Inc.
1,240	10.75%, 06/15/2058 ■	1,476
	Lloyds Banking Group plc
15,635	4.38%, 01/12/2015 ■	15,297
	Macquarie Bank Ltd.
1,785	6.63%, 04/07/2021 ■	1,677

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 32.5% - (continued)
	Finance and Insurance - 12.5% - (continued)
	Massachusetts Mutual Life Insurance Co.
$2,993	8.88%, 06/01/2039 ■	$4,507
	Merrill Lynch & Co., Inc.
12,775	6.05%, 05/16/2016	11,497
	MetLife Global Funding I
6,515	0.60%, 03/15/2012 ■Δ	6,514
3,400	5.13%, 06/10/2014 ■	3,672
	Morgan Stanley
9,445	3.80%, 04/29/2016	8,708
4,302	5.75%, 10/18/2016	4,247
25,957	6.25%, 08/28/2017	25,631
	Myriad International Holdings B.V
3,900	6.38%, 07/28/2017 ■	4,046
	Nationwide Financial Services, Inc.
4,280	5.38%, 03/25/2021 ■	4,186
	Nationwide Mutual Insurance Co.
6,425	9.38%, 08/15/2039 ■	7,485
	New York Life Global Funding
12,295	3.00%, 05/04/2015 ■	12,780
	Offshore Group Investments Ltd.
794	11.50%, 08/01/2015	818
160	11.50%, 08/01/2015 ■	165
	Ohio National Financial Services, Inc.
6,672	6.38%, 04/30/2020 ■	7,292
	Penson Worldwide, Inc.
2,211	12.50%, 05/15/2017 ■	1,548
	PNC Bank NA
2,235	6.00%, 12/07/2017	2,456
	PNC Funding Corp.
3,667	2.70%, 09/19/2016	3,667
	Progressive Corp.
4,675	3.75%, 08/23/2021	4,769
	Provident Funding Associates L.P.
1,031	10.13%, 02/15/2019 ■	892
2,116	10.25%, 04/15/2017 ■	2,063
	Prudential Financial, Inc.
8,810	3.00%, 05/12/2016	8,621
	Prudential Holdings LLC
200	7.25%, 12/18/2023 ■	236
	Rabobank Netherlands
4,513	11.00%, 06/30/2019 ■♠	5,427
	Residential Capital LLC
1,584	9.63%, 05/15/2015	1,228
	Royal Bank of Scotland plc
6,825	3.95%, 09/21/2015	6,419
	Santander Holdings USA
3,006	4.63%, 04/19/2016	2,896
	Santander U.S. Debt S.A
10,100	3.72%, 01/20/2015 ■	9,365
	SLM Corp.
6,630	6.25%, 01/25/2016	6,508
	Springleaf Finance Corp.
3,920	6.90%, 12/15/2017	2,822
	Standard Chartered plc
3,752	3.20%, 05/12/2016 ■	3,720
	State Street Bank & Trust Co.
3,935	5.25%, 10/15/2018	4,374
	State Street Corp.
7,610	4.96%, 03/15/2018	8,053
	Teachers Insurance & Annuity Association
6,248	6.85%, 12/16/2039 ■	7,656
	UBS AG Stamford CT
4,535	2.25%, 01/28/2014	4,419
	Union Bank NA
11,235	3.00%, 06/06/2016	11,187
	UPCB Finance III Ltd.
1,084	6.63%, 07/01/2020 ■	1,019
	VTB Capital S.A
2,200	6.55%, 10/13/2020 ■	2,013
	Wells Fargo & Co.
7,044	3.68%, 06/15/2016	7,330
	Wells Fargo Bank NA
8,015	0.50%, 05/16/2016 Δ	7,104
12,775	4.75%, 02/09/2015	13,312
	ZFS Finance USA Trust I
3,193	6.50%, 05/09/2037 ■Δ	2,762
		566,538
	Food Manufacturing - 0.4%
	JBS USA LLC
901	7.25%, 06/01/2021 ■	743
	Kraft Foods, Inc.
2,420	4.13%, 02/09/2016	2,577
	Smithfield Foods, Inc.
1,525	10.00%, 07/15/2014	1,731
	Wrigley Jr., William Co.
10,070	3.70%, 06/30/2014 ■	10,409
		15,460
	Food Services - 0.1%
	Arcos Dorados S.A
3,297	7.50%, 10/01/2019 ■	3,453
	Landry's Restaurants, Inc.
1,950	11.63%, 12/01/2015	1,960
		5,413
	Health Care and Social Assistance - 0.5%
	Aurora Diagnostics Holdings
1,121	10.75%, 01/15/2018 ■	1,087
	Biomet, Inc.
1,765	10.38%, 10/15/2017 Þ	1,809
	CVS Caremark Corp.
2,742	6.30%, 06/01/2037 Δ	2,653
9,230	8.35%, 07/10/2031 ■‡	11,455
	Examworks Group, Inc.
468	9.00%, 07/15/2019 ■	438
	Fresenius Medical Care US
246	6.50%, 09/15/2018 ■	250
	HCA, Inc.
2,047	7.50%, 11/15/2095	1,535
	LifePoint Hospitals, Inc.
935	6.63%, 10/01/2020	921
	Valeant Pharmaceuticals International
1,820	7.25%, 07/15/2022 ■	1,597
	Warner Chilcott, Inc.
931	7.75%, 09/15/2018 ■	889
		22,634

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 32.5% - (continued)
	Information - 2.7%
	AT&T, Inc.
$6,455	2.40%, 08/15/2016	$6,515
15,520	5.35%, 09/01/2040	16,223
	Cellco Partnership - Verizon Wireless Capital LLC
7,280	8.50%, 11/15/2018	9,701
	Charter Communications Holdings II LLC
1,090	13.50%, 11/30/2016 ‡	1,243
	Clearwire Corp.
1,685	12.00%, 12/01/2015 ■	1,428
	Deutsche Telekom International Finance B.V
13,315	3.13%, 04/11/2016 ■	13,247
	DISH DBS Corp.
1,980	7.88%, 09/01/2019	2,020
	Frontier Communications Corp.
1,015	7.88%, 01/15/2027	878
	GTE Corp.
165	8.75%, 11/01/2021	230
	GXS Worldwide, Inc.
990	9.75%, 06/15/2015	950
	iGate Corp.
1,127	9.00%, 05/01/2016 ■	1,048
	Intelsat Bermuda Ltd.
915	11.50%, 02/04/2017 Þ	787
	Intelsat Jackson Holdings Ltd.
2,710	8.50%, 11/01/2019	2,649
	Kabel Baden Wurttemberg GMBH & Co.
1,269	7.50%, 03/15/2019 ■	1,234
	Level 3 Financing, Inc.
2,654	10.00%, 02/01/2018	2,548
	MTS International Funding Ltd.
2,060	8.63%, 06/22/2020 ■	2,039
	Paetec Holding Corp.
698	9.88%, 12/01/2018	731
	Qwest Corp.
4,835	7.20%, 11/10/2026	4,593
3,656	7.25%, 10/15/2035	3,510
	Rogers Cable, Inc.
2,920	8.75%, 05/01/2032	4,244
	Sprint Capital Corp.
1,050	8.75%, 03/15/2032	912
	TCI Communications, Inc.
4,025	8.75%, 08/01/2015	4,907
	Telecom Italia Capital
5,000	7.18%, 06/18/2019	5,013
214	7.72%, 06/04/2038	204
	Telefonica Emisiones SAU
11,220	3.99%, 02/16/2016	10,676
5,295	4.95%, 01/15/2015	5,224
	Trilogy International Partners LLC
1,979	10.25%, 08/15/2016 ■	1,939
	Verizon Maryland, Inc.
1,500	8.30%, 08/01/2031	2,003
	Verizon Virginia, Inc.
13,805	4.63%, 03/15/2013	14,428
	Videotron Ltee
1,295	9.13%, 04/15/2018	1,412
	Wind Acquisition Finance S.A
675	11.75%, 07/15/2017 ■	574
	Windstream Corp.
1,155	7.50%, 04/01/2023	1,077
		124,187
	Machinery Manufacturing - 0.2%
	Baker Hughes, Inc.
4,700	3.20%, 08/15/2021 ■	4,736
	Case New Holland, Inc.
2,091	7.75%, 09/01/2013	2,180
1,336	7.88%, 12/01/2017	1,423
		8,339
	Mining - 1.5%
	Anglo American Capital plc
16,188	9.38%, 04/08/2014 - 04/08/2019 ■‡	19,148
	Arch Coal, Inc.
705	7.25%, 06/15/2021 ■	678
	Cliff's Natural Resources, Inc.
4,065	4.80%, 10/01/2020	3,956
2,675	4.88%, 04/01/2021	2,585
6,135	5.90%, 03/15/2020 ‡	6,508
	FMG Resources Pty Ltd.
1,299	7.00%, 11/01/2015 ■	1,208
	Rio Tinto Finance USA Ltd.
2,800	2.25%, 09/20/2016	2,793
4,965	9.00%, 05/01/2019	6,682
	Southern Copper Corp.
4,200	6.75%, 04/16/2040	4,127
	Taseko Mines Ltd.
974	7.75%, 04/15/2019	906
	Teck Resources Ltd.
7,515	10.75%, 05/15/2019	9,337
	Vale Overseas Ltd.
6,460	6.25%, 01/23/2017	7,003
		64,931
	Miscellaneous Manufacturing - 0.8%
	Meccanica Holdings USA, Inc.
10,489	6.25%, 07/15/2019 - 01/15/2040 ■	9,282
	Reynolds Group Issuer, Inc.
615	7.88%, 08/15/2019 ■	594
615	9.88%, 08/15/2019 ■	541
	Textron, Inc.
5,175	4.63%, 09/21/2016	5,238
	Tyco Electronics Group S.A
5,292	4.88%, 01/15/2021	5,602
6,787	6.55%, 10/01/2017	7,978
	Tyco International Ltd.
7,791	8.50%, 01/15/2019	10,170
		39,405
	Motor Vehicle & Parts Manufacturing - 0.2%
	Daimler Finance NA LLC
5,070	2.63%, 09/15/2016 ■	4,945
	Ford Motor Co.
1,380	7.50%, 08/01/2026	1,395
	TRW Automotive, Inc.
748	3.50%, 12/01/2015	1,012
		7,352

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 32.5% - (continued)
	Paper Manufacturing - 0.1%
	Mercer International, Inc.
$1,644	9.50%, 12/01/2017	$1,615
	Sappi Papier Holding, Inc.
984	6.63%, 04/15/2021 ■	837
		2,452
	Petroleum and Coal Products Manufacturing - 3.6%
	AGL Capital Corp.
3,155	5.88%, 03/15/2041 ‡	3,632
	Alpha Natural Resources, Inc.
1,161	6.00%, 06/01/2019	1,083
	Anadarko Petroleum Corp.
3,565	6.38%, 09/15/2017	3,999
	Bill Barrett Corp.
424	7.63%, 10/01/2019	417
	Chaparral Energy, Inc.
755	9.88%, 10/01/2020	755
	Chesapeake Energy Corp.
968	6.88%, 08/15/2018	997
2,041	9.50%, 02/15/2015	2,301
	Concho Resources, Inc.
1,015	7.00%, 01/15/2021	1,010
	Consumers Energy Co.
4,000	5.15%, 02/15/2017	4,518
4,620	6.70%, 09/15/2019 ‡	5,847
	Drummond Co., Inc.
2,000	7.38%, 02/15/2016	2,025
	ENN Energy Holdings Ltd.
2,200	6.00%, 05/13/2021 ■	2,127
	Ensco plc
5,590	4.70%, 03/15/2021	5,697
	EV Energy Partners Finance
1,055	8.00%, 04/15/2019 ■	1,018
	Gazprom International S.A
1,525	7.20%, 02/01/2020 §	1,599
	Headwaters, Inc.
975	7.63%, 04/01/2019	746
	KazMunayGas National Co.
1,825	11.75%, 01/23/2015 §	2,090
	Key Energy Services, Inc.
1,069	6.75%, 03/01/2021	1,029
	Marathon Petroleum Corp.
6,255	5.13%, 03/01/2021 ■	6,514
9,410	6.50%, 03/01/2041 ■	10,151
	Nabors Industries, Inc.
2,755	5.00%, 09/15/2020	2,809
7,183	9.25%, 01/15/2019	9,087
	Newfield Exploration Co.
520	5.75%, 01/30/2022	514
	Noble Energy, Inc.
5,670	6.00%, 03/01/2041	6,331
	Pemex Project Funding Master Trust
6,205	6.63%, 06/15/2035	6,655
	Petrobras International Finance Co.
4,120	3.88%, 01/27/2016	4,087
11,675	5.75%, 01/20/2020	12,119
	Plains Exploration & Production Co.
1,935	10.00%, 03/01/2016	2,099
	Regency Energy Partners L.P.
1,440	9.38%, 06/01/2016	1,559
	Rowan Cos., Inc.
5,548	7.88%, 08/01/2019	6,551
	Sandridge Energy, Inc.
865	8.75%, 01/15/2020	848
	Schlumberger Ltd.
5,745	3.30%, 09/14/2021 ■	5,751
	Sempra Energy
5,218	6.50%, 06/01/2016	6,105
9,495	9.80%, 02/15/2019	13,288
	Talisman Energy, Inc.
2,910	7.75%, 06/01/2019	3,574
	Transocean, Inc.
11,630	1.50%, 12/15/2037 ۞	11,267
	Valero Energy Corp.
9,686	9.38%, 03/15/2019	12,412
	Venoco, Inc.
1,005	8.88%, 02/15/2019	864
	Western Refining, Inc.
897	11.25%, 06/15/2017 ■	969
		164,444
	Pipeline Transportation - 0.4%
	Chesapeake Midstream Partners
680	5.88%, 04/15/2021 ■	646
	DCP Midstream LLC
2,495	4.75%, 09/30/2021 ■	2,479
3,318	5.35%, 03/15/2020 ■	3,496
	Dynegy Holdings, Inc.
3,920	7.75%, 06/01/2019 ╦	2,372
	Eagle Rock Energy Partners L.P.
404	8.38%, 06/01/2019 ■	388
	El Paso Corp.
642	7.80%, 08/01/2031	746
	Energy Transfer Equity L.P.
672	7.50%, 10/15/2020	690
	TransCanada Pipelines Ltd.
5,616	7.25%, 08/15/2038	7,628
		18,445
	Plastics and Rubber Products Manufacturing - 0.1%
	Plastipak Holdings, Inc.
1,000	10.63%, 08/15/2019 ■	1,040
	Sealed Air Corp.
227	8.13%, 09/15/2019 ■☼	229
366	8.38%, 09/15/2021 ■☼	370
	Titan International, Inc.
2,022	7.88%, 10/01/2017	2,103
		3,742
	Primary Metal Manufacturing - 0.8%
	Alcoa, Inc.
1,330	5.40%, 04/15/2021	1,289
10,750	6.15%, 08/15/2020	10,889
	Aleris International, Inc.
930	7.63%, 02/15/2018 ■	835

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 32.5% - (continued)
	Primary Metal Manufacturing - 0.8% - (continued)
	ArcelorMittal
$14,495	5.50%, 03/01/2021	$12,988
6,025	9.00%, 02/15/2015 ‡	6,625
3,430	9.85%, 06/01/2019	3,887
	Novelis, Inc.
946	8.38%, 12/15/2017	936
		37,449
	Printing and Related Support Activities - 0.0%
	Harland Clarke Holdings Corp.
1,194	6.00%, 05/15/2015 Δ	788
	Sheridan (The) Group, Inc.
1,012	12.50%, 04/15/2014	870
		1,658
	Professional, Scientific and Technical Services - 0.5%
	Affinion Group, Inc.
11,820	11.50%, 10/15/2015	9,220
3,639	11.63%, 11/15/2015	2,802
	IBM Corp.
7,995	1.95%, 07/22/2016	8,065
		20,087
	Public Administration - 0.0%
	CDRT Merger Sub, Inc.
971	8.13%, 06/01/2019 ■	898

	Rail Transportation - 0.3%
	Norfolk Southern Corp.
10,230	5.75%, 04/01/2018	11,991
	RailAmerica, Inc.
1,025	9.25%, 07/01/2017	1,110
		13,101
	Real Estate and Rental and Leasing - 0.3%
	Avis Budget Car Rental LLC
1,500	9.63%, 03/15/2018	1,485
	ERAC USA Finance Co.
6,130	6.38%, 10/15/2017 ■	7,106
	International Lease Finance Corp.
1,597	8.88%, 09/01/2017	1,605
	United Rentals North America, Inc.
1,005	8.38%, 09/15/2020	922
		11,118
	Retail Trade - 0.9%
	Ahold Lease USA, Inc.
9,513	8.62%, 01/02/2025	11,130
	Amerigas Partners L.P.
469	6.25%, 08/20/2019	449
	Automotores Gildemeister
4,400	8.25%, 05/24/2021 ■	4,169
	Building Materials Corp.
1,030	7.50%, 03/15/2020 ■	1,030
	Energy Transfer Partners
8,045	4.65%, 06/01/2021	7,637
	Gap, Inc.
7,675	5.95%, 04/12/2021	7,219
	Harley-Davidson Financial Services, Inc.
4,800	3.88%, 03/15/2016 ■	4,940
	Hillman Group, Inc.
933	10.88%, 06/01/2018 ■	924
	Jaguar Land Rover plc
952	8.13%, 05/15/2021 ■	838
	Liz Claiborne, Inc.
1,100	10.50%, 04/15/2019 ■	1,100
	Masonite International Co.
965	8.25%, 04/15/2021 ■	871
	Sears Holdings Corp.
921	6.63%, 10/15/2018	760
	Supervalu, Inc.
990	8.00%, 05/01/2016	935
	Toys R Us, Inc.
1,490	7.38%, 09/01/2016 ■	1,423
		43,425
	Soap, Cleaning Compound and Toilet Manufacturing - 0.1%
	Procter & Gamble Co.
4,246	1.45%, 08/15/2016	4,246
	Yankee Candle Co.
799	10.25%, 02/15/2016	679
		4,925
	Textile Product Mills - 0.0%
	Interface, Inc.
1,029	7.63%, 12/01/2018	1,029

	Utilities - 2.1%
	AES Corp.
1,365	9.75%, 04/15/2016 ╦	1,467
	AES El Salvador Trust
2,300	6.75%, 02/01/2016 §	2,243
	Calpine Corp.
1,150	7.88%, 01/15/2023 ■	1,110
	CenterPoint Energy, Inc.
7,475	6.85%, 06/01/2015 ‡	8,590
	Comision Fed De Electric
3,800	4.88%, 05/26/2021 ■	3,819
	Commonwealth Edison Co.
5,836	5.80%, 03/15/2018 ‡	6,795
	Dominion Resources, Inc.
3,025	1.95%, 08/15/2016	3,011
2,800	4.90%, 08/01/2041	2,899
	E.CL S.A
2,100	5.63%, 01/15/2021 ■	2,192
	Edison Mission Energy
3,430	7.00%, 05/15/2017	2,041
	Empresas Public Medellin
3,910	7.63%, 07/29/2019 §	4,467
	Energy Future Intermediate Holding Co. LLC
2,267	10.00%, 12/01/2020	2,210
	LG & E & KU Energy LLC
7,190	2.13%, 11/15/2015	7,003
	MidAmerican Energy Holdings Co.
9,665	8.48%, 09/15/2028	13,431
	Northeast Utilities
4,375	5.65%, 06/01/2013	4,670
	NRG Energy, Inc.
2,215	8.50%, 06/15/2019	2,138

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
CORPORATE BONDS - 32.5% - (continued)
	Utilities - 2.1% - (continued)
	Pacific Gas & Electric Energy Recovery Funding LLC
$6,208	8.25%, 10/15/2018	$8,270
	Progress Energy, Inc.
8,405	4.40%, 01/15/2021	9,049
	PSEG Power
4,534	5.00%, 04/01/2014	4,855
	Virginia Electric & Power Co.
6,327	5.10%, 11/30/2012	6,629
		96,889
	Water Transportation - 0.0%
	Seven Seas Cruises
795	9.13%, 05/15/2019 ■	787

	Wholesale Trade - 0.0%
	Spectrum Brands, Inc.
549	12.00%, 08/28/2019 Þ	594
	U.S. Foodservice, Inc.
997	8.50%, 06/30/2019 ■	900
		1,494
	Total corporate bonds
	(cost $1,442,797)	$1,483,526

FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
	Brazil - 0.1%
	Banco Nacional De Desenvolvimento
$4,800	5.50%, 07/12/2020 ■	$4,956

	Colombia - 0.1%
	Colombia (Republic of)
3,783	4.38%, 07/12/2021	3,859

	El Salvador - 0.1%
	El Salvador (Republic of)
2,465	7.65%, 06/15/2035 §	2,397

	Norway - 0.5%
	Norway (Kingdom of)
NOK 113,355	3.75%, 05/25/2021	21,536

	Total foreign government obligations
	(cost $33,720)	$32,748

MUNICIPAL BONDS - 1.2%
	Higher Education (Univ., Dorms, etc.) - 0.3%
	Curators University, MO, System Fac Rev
$2,270	5.79%, 11/01/2041	$2,894
	New York State Dormitory Auth Rev Non State
9,030	5.00%, 10/01/2041	10,146
		13,040
	Miscellaneous - 0.3%
	Colorado Bridge Enterprise Rev Build America Bond
4,000	6.08%, 12/01/2040	5,047
	Oregon School Boards Association, Taxable Pension
7,325	4.76%, 06/30/2028	7,389
		12,436
	Tax Allocation - 0.2%
	California Urban IDA Taxable
275	6.10%, 05/01/2024	255
	Regional Transportation Dist
5,225	5.84%, 11/01/2050	6,698
		6,953
	Utilities - Electric - 0.2%
	Georgia Municipal Elec Auth
10,565	6.64%, 04/01/2057	11,289

	Utilities - Water and Sewer - 0.2%
	San Francisco City & County Public Utilities Commission
8,520	6.00%, 11/01/2040	9,997

	Total municipal bonds
	(cost $47,367)	$53,715

SENIOR FLOATING RATE INTERESTS ♦ - 0.7%
	Air Transportation - 0.0%
	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan
$1,758	4.24%, 11/29/2013 ±⌂	$1,582

	Finance and Insurance - 0.3%
	Asurion Corp., Second Lien Term Loan
1,176	9.00%, 05/24/2019 ±	1,116
	BNY Convergex Group LLC, 2nd Lien Eze Borrower Term Loan Committment
217	8.75%, 12/17/2017 ±	216
	BNY Convergex Group LLC, 2nd Lien Top Borrower Term Loan Committment
518	8.75%, 12/17/2017 ±	514
	Chrysler Group LLC
9,312	6.00%, 05/24/2017 ±	8,095
	Nuveen Investments, Inc., Second Lien Term Loan
3,170	12.50%, 07/31/2015 ±	3,239
		13,180
	Information - 0.1%
	WideOpenWest Finance LLC, Second Lien Term Loan
5,623	6.48%, 06/29/2015 ±Þ	5,300

	Motor Vehicle & Parts Manufacturing - 0.2%
	General Motors Co.
8,480	0.38%, 10/27/2015 ±☼	7,575

	Retail Trade - 0.1%
	Easton-Bell Sports, Inc.
4,635	11.50%, 12/31/2015 ±⌂Þ	4,449

	Total senior floating rate interests

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SENIOR FLOATING RATE INTERESTS ♦ - 0.7% - (continued)
	(cost $34,729)	$32,086

U.S. GOVERNMENT AGENCIES - 35.4%
	Federal Home Loan Mortgage Corporation - 6.7%
$47,415	3.50%, 10/15/2041 ☼	$48,674
26,395	4.00%, 08/01/2025	28,026
77,033	5.00%, 10/25/2020 ►	1,799
23,858	5.50%, 08/25/2020 ►	2,214
98,879	5.50%, 10/01/2018 - 08/01/2038	107,549
98,426	6.00%, 04/01/2017 - 05/01/2038	108,361
8,369	6.50%, 07/01/2031 - 08/01/2038	9,301
6	7.50%, 09/01/2029 - 11/01/2031	7
		305,931
	Federal National Mortgage Association - 13.8%
44,480	3.50%, 10/15/2040 ☼	45,696
88,574	4.00%, 06/01/2025 - 09/01/2041 ☼	93,633
47,491	4.50%, 09/01/2024 - 08/01/2040	50,645
223,017	5.00%, 02/01/2018 - 04/25/2038 ╦	240,822
154,107	5.50%, 12/01/2013 - 09/01/2040 ╦	168,107
22,877	6.00%, 11/01/2012 - 02/01/2037 ╦	25,362
61	6.50%, 11/01/2014 - 07/01/2032 ╦	67
1,799	7.00%, 02/01/2016 - 10/01/2037 ╦	2,066
574	7.50%, 11/01/2015 - 05/01/2032 ╦	671
2	8.00%, 04/01/2032 ╦	2
		627,071
	Government National Mortgage Association - 14.9%
80,000	4.00%, 08/20/2040 - 12/20/2040	85,724
401,129	4.50%, 05/15/2040 - 10/20/2040	435,533
119,090	5.00%, 06/15/2039 - 09/20/2040 ØΘ	131,147
13,781	5.50%, 03/15/2033 - 10/20/2034	15,337
8,876	6.50%, 06/15/2028 - 09/15/2032	10,265
27	7.00%, 06/20/2030 - 08/15/2031	31
4	8.50%, 11/15/2024	5
		678,042
	Total U.S. government agencies
	(cost $1,550,330)	$1,611,044

U.S. GOVERNMENT SECURITIES - 19.1%
U.S. Treasury Securities - 19.1%
	U.S. Treasury Bonds - 5.8%
$35,100	2.13%, 02/15/2041 ◄	$46,242
1,309	3.75%, 08/15/2041	1,524
41,030	4.38%, 05/15/2041	53,006
78,241	4.75%, 02/15/2041	106,909
41,369	5.38%, 02/15/2031	58,195
		265,876
	U.S. Treasury Notes - 13.3%
21,721	0.38%, 10/31/2012	21,766
83,116	0.50%, 05/31/2013	83,467
14,882	0.63%, 04/30/2013	14,972
2,120	0.75%, 06/15/2014	2,141
8,481	1.00%, 08/31/2016	8,502
146,485	1.75%, 05/31/2016	152,333
55,272	2.00%, 04/30/2016	58,139
83,197	2.13%, 08/15/2021	84,666
7,136	2.25%, 07/31/2018	7,531
12,905	2.38%, 05/31/2018	13,737
125,987	2.50%, 04/30/2015	134,560
21,937	3.13%, 05/15/2021	24,348
		606,162
		872,038
	Total U.S. government securities
	(cost $819,081)	$872,038

Contracts		Market Value ╪
CALL OPTIONS PURCHASED - 0.5%
Credit Contracts - 0.1%
	Credit Default Swaption CDX.NA.HY.16
137,460	Expiration: 12/22/2011, Exercise Price: $0.94	$2,676

Foreign Exchange Contracts - 0.4%
	CHF Call/USD Put
114,700	Expiration: 08/10/2012	12,912
137,700	Expiration: 01/17/2012	5,363
	EUR Call/USD Put
4,421	Expiration: 11/24/2011 β	52
		18,327
	Total call options purchased
	(cost $10,488)	$21,003

Contracts		Market Value ╪
PUT OPTIONS PURCHASED - 0.2%
Credit Contracts - 0.1%
	Credit Default Swaption CDX.NA.IG.16
135,000	Expiration: 12/22/2011, Exercise Price: $1.05	$2,436
	Credit Default Swaption ITRX.AUST.15
19,070	Expiration: 12/22/2011, Exercise Price: $1.25	669
		3,105
Foreign Exchange Contracts - 0.1%
	EUR Call/USD Put Binary
85,074	Expiration: 04/18/2012	5,020

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
PUT OPTIONS PURCHASED - 0.2% - (continued)
Interest Rate Contracts - 0.0%
	90 Day EURO
4	Expiration: 03/22/2012, Exercise Price: $99.37	$950

	Total put options purchased
	(cost $5,795)	$9,075

Shares or Principal Amount ╬		Market Value ╪
PREFERRED STOCKS - 0.1%
	Automobiles & Components - 0.0%
6	Dana Holding Corp., 4.00% ۞■	$562
33	General Motors Co., 4.75% ۞	1,163
		1,725
	Banks - 0.1%
330	Federal Home Loan Mortgage Corp., 8.38%	660
2	US Bancorp, 7.19%	1,562
		2,222
	Total preferred stocks
	(cost $12,434)	$3,947

	Total long-term investments (cost $4,239,549)	$4,389,115

Shares or Principal Amount ╬		Market Value ╪
SHORT-TERM INVESTMENTS - 5.2%
Commercial Paper - 4.0%
	Beverage and Tobacco Product Manufacturing - 0.3%
	Coca Cola Co.
$14,000	0.09%, 11/4/2011 ○	$13,999

	Chemical Manufacturing - 0.3%
	E.I. DuPont De Nemours & Co.
14,000	0.11%, 11/7/2011 ■○	13,998

	Computer and Electrical Products Manufacturing - 0.3%
	Danaher Corp.
7,000	0.13%, 10/17/2011 ○	6,999
	IBM Corp.
6,000	0.05%, 10/19/2011 ■○	6,000
12999		12,999
	Finance and Insurance - 0.6%
	Illinois Tool Works, Inc.
14,000	0.04%, 10/14/2011 ○	14,000
	John Deere Capital Corp.
7,700	0.09%, 10/14/2011 ■○	7,699
	John Deere Credit, Inc.
5,500	0.09%, 10/11/2011 ○	5,500
27199		27,199
	Foreign Governments - 0.3%
	Ontario (Province of)
14,000	0.07%, 11/7/2011 ○	13,999

	Health Care and Social Assistance - 0.9%
	Abbott Laboratories
7,000	0.07%, 10/26/2011 ■○	7,000
	Merck & Co., Inc.
20,000	0.07%, 10/7/2011 ■○	20,000
	Roche Holdings, Inc.
9,750	0.06%, 10/17/2011 ○	9,749
4,250	0.07%, 10/25/2011 ○	4,250
40999		40,999
	Mining - 0.3%
	BHP Billiton Finance USA Ltd.
14,000	0.10%, 10/17/2011 ○	13,999

	Petroleum and Coal Products Manufacturing - 0.3%
	Emerson Electric Co.
9,500	0.06%, 10/11/2011 ■○	9,500
4,500	0.07%, 10/21/2011 ■○	4,500
14000		14,000
	Retail Trade - 0.3%
	Wal-Mart Stores, Inc.
12,500	0.07%, 10/11/2011 ○	12,500

	Soap, Cleaning Compound, Toiletries Manufacturing - 0.4%
	Colgate-Palmolive Co.
8,050	0.06%, 10/11/2011 ○	8,050
	Procter & Gamble International Funding
10,000	0.06%, 10/13/2011 ■○	10,000
18050		18,050
		181,742
Investment Pools and Funds - 0.2%
10,211	JP Morgan U.S. Government Money Market Fund	$10,211

Repurchase Agreements - 0.5%
	Deutsche Bank Securities TriParty Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $1,080, collateralized by U.S. Treasury Note 3.00%, 2012, value of $1,102)
$1,080	0.03%, 09/30/2011	$1,080
	RBS Greenwich Capital Markets TriParty Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $11,201, collateralized by U.S. Treasury Note 1.88% - 4.25%, 2013 - 2020, value of $11,425)
11,201	0.04%, 09/30/2011	11,201
	Royal Bank of Canada TriParty Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $10,040, collateralized by U.S. Treasury Note 1.38% - 2.25%, 2012 - 2016, value of $10,240)
10,040	0.01%, 09/30/2011	10,040

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount ╬		Market Value ╪
SHORT-TERM INVESTMENTS - 5.2% - (continued)
Repurchase Agreements - 0.5% - (continued)
	UBS Securities, Inc. TriParty Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $1,880, collateralized by U.S. Treasury Bond 4.75%, 2041, value of $1,918)
$1,880	0.03%, 09/30/2011		$1,880
			24,201
U.S. Treasury Bills - 0.5%
21,660	0.01%, 10/27/2011 □○		$21,660

	Total short-term investments
	(cost $237,813)		$237,814

	Total investments
	(cost $4,477,362) ▲	101.6%	$4,626,929
	Other assets and liabilities	(1.6)%	(72,147)
	Total net assets	100.0%	$4,554,782

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents7.4% of total net assets at September 30, 2011.

▲	At September 30, 2011, the cost of securities for federal income tax purposes was $4,477,909 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$217,609
Unrealized Depreciation	(68,589)
Net Unrealized Appreciation	$149,020

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors at September 30, 2011, was $704, which rounds to zero percent of total net assets.

●	Currently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at September 30, 2011.

Þ	This security may pay interest in additional bonds instead of cash.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At September 30, 2011, the aggregate value of these securities was $549,434, which represents 12.1% of total net assets.

§
These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933.  The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid.  At September 30, 2011, the aggregate value of these securities amounted to $26,665, which represents 0.6% of total net assets.

∞
Securities exempt from registration under Regulation D of the Securities Act of 1933.  The Fund may only be able to resell these securities if they are subsequently registered or if an exemption from registration under the federal and state securities laws is available.  Unless otherwise indicated, these holdings are determined to be liquid.  At September 30, 2011, the aggregate value and percentage of net assets of these securities rounds to zero.

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

♠	Perpetual maturity security. Maturity date shown is the first call date.

۞	Convertible security.

►	Securities disclosed are interest-only strips. The interest rates represent effective yields based upon estimated future cash flows at September 30, 2011.

◄
U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

○	The interest rate disclosed for these securities represents the effective yield on the date of the acquisition.

☼	The cost of securities purchased on a when-issued, delayed delivery or delayed draw basis at September 30, 2011 was $137,876.

±	The interest rate disclosed for these securities represents the average coupon as of September 30, 2011.

Ψ	The company is in bankruptcy. The investment held by the fund is current with respect to interest payments.

╬	All principal amounts are in U.S. dollars unless otherwise indicated.

NOK ─ Norwegian Krone

♦
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States Banks, or (iii) the bank's certificate of deposit rate.  Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election.  The rate at which the borrower repays cannot be predicted with accuracy.  As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

□	This security, or a portion of this security, is pledged as initial margin deposit for open futures contracts held at September 30, 2011 as listed in the table below:

Description	Number of Contracts*	Position	Expiration Date	Market Value ╪	Notional Amount	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	1,637	Long	12/30/2011	$360,473	$361,007	$(534)
5 Year U.S. Treasury Note	2,609	Short	12/30/2011	319,562	320,036	474
10 Year U.S. Treasury Note	1,102	Long	12/20/2011	143,363	143,158	205
U.S. Treasury Bond	346	Short	12/20/2011	49,348	47,796	(1,552)
						$(1,407)
* The number of contracts does not omit 000's.

Θ	At September 30, 2011, this security, or a portion of this security, is designated to cover written call options in the table below:

Issuer	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
CHF Call/USD Put	Foreign Exchange	0.82 (USD/CHF)	08/10/2012	114,700,000	$12,912	$10,339	$(2,573)
Credit Default Swaption CDX.NA.HY.16	Credit	0.89%	12/22/2011	45,670,000	2,276	2,064	(212)
Credit Default Swaption CDX.NA.HY.16	Credit	0.90%	12/22/2011	49,550,000	1,993	1,942	(51)
USD Call/EUR Put	Foreign Exchange	1.50 (USD/EUR)	04/18/2012	85,073,887	804	1,577	773
					$17,985	$15,922	$(2,063)
* The number of contracts does not omit 000's.

β
This security has limitations.  If the U.S. Dollar to Euro exchange rate is less than or equal to 1.10 on expiration date, the counterparty will be required to pay the Fund the equivalent of par on the number of contracts traded.

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Ø	This security, or a portion of this security, collateralized the written put options in the table below.

Issuer	Option Type	Exercise Price/ Rate	Expiration Date	Number of Contracts*	Market Value ╪	Premiums Received	Unrealized Appreciation (Depreciation)
90 Day EURO	Interest Rate	0.99%	12/20/2011	3,022	$264	$446	$182
90 Day EURO	Interest Rate	0.99%	03/22/2012	907	193	213	20
Credit Default Swaption CDX.NA.HY.16	Credit	0.87%	12/22/2011	81,150,000	2,443	1,939	(504)
Credit Default Swaption CDX.NA.HY.16	Credit	0.90%	12/22/2011	49,550,000	1,998	2,269	271
Credit Default Swaption CDX.NA.IG.16	Credit	1.20%	12/22/2011	135,000,000	1,886	553	(1,333)
EUR Call/USD Put ‡	Foreign Exchange	1.17 (USD/EUR)	04/18/2012	85,073,887	1,175	798	(377)
USD Call/EUR Put ‡	Foreign Exchange	1.60 (USD/EUR)	12/02/2011	100,802,508	9	601	592
					$7,968	$6,819	$(1,149)
* The number of contracts does not omit 000's.

‡ At September 30, 2011, the maximum delivery obligation of these written put options is $185,876.

⌂
The following securities are considered illiquid.  Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2003	$75	Americo Life, Inc., 7.88%, 05/01/2013 - 144A	$74
12/2004	$35,341	Bear Stearns Commercial Mortgage Securities, Inc., 0.80%, 11/11/2041	230
10/2004	$41,639	Bear Stearns Commercial Mortgage Securities, Inc., 1.00%, 07/11/2042	291
08/2007	$24,477	Countrywide Home Loans, Inc., 6.00%, 10/25/2037	24,033
11/2010 - 05/2011	$4,635	Easton-Bell Sports, Inc., 11.50%, 12/31/2015	4,586
03/2007	$1,675	JP Morgan Automotive Receivable Trust, 12.85%, 03/15/2012	1,675
01/2011	$1,758	Macquarie Aircraft Leasing Finance S.A., Second Lien Term Loan, 4.24%, 11/29/2013	1,597
11/2004	$32,617	Merrill Lynch Mortgage Trust, 3.96%, 10/12/2041 - 144A	141
10/2005 - 08/2006	$15,286	Morgan Stanley Dean Witter Capital I, 0.00%, 08/25/2032 - Reg D	321
04/2007	$211	Nationstar Home Equity Loan Trust, 0.00%, 03/25/2037 - 144A	211
06/2009	$2,156	Residential Funding Mortgage Securities, Inc., 6.00%, 07/25/2037	1,586
03/2008	$9,229	Wells Fargo Alternative Loan Trust, 6.25%, 11/25/2037	7,490

The aggregate value of these securities at September 30, 2011, was $39,615, which represents 0.9% of total net assets.

IDA	 Industrial Development Authority Bond

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Foreign Currency Contracts Outstanding at September 30, 2011

Description	Counterparty	Buy / Sell	Market Value ╪	Contract Amount	Delivery Date	Unrealized Appreciation/ (Depreciation)
Euro	Citigroup Global Markets	Buy	$88,683	$90,621	10/07/2011	$(1,938)
Euro	Deutsche Bank Securities	Buy	45,992	46,672	10/03/2011	(680)
Euro	Deutsche Bank Securities	Sell	45,992	46,751	10/03/2011	759
Euro	Deutsche Bank Securities	Sell	88,683	90,307	10/07/2011	1,624
Norwegian Krone	Wells Fargo	Sell	22,138	23,279	10/14/2011	1,141
Swiss Franc	Barclay Investments	Buy	45,906	45,843	10/04/2011	63
Swiss Franc	Citigroup Global Markets	Buy	45,985	46,280	10/21/2011	(295)
Swiss Franc	CS First Boston	Sell	45,611	46,200	10/07/2011	589
Swiss Franc	CS First Boston	Sell	46,075	46,150	10/14/2011	75
Swiss Franc	Morgan Stanley	Buy	20,727	21,070	10/03/2011	(343)
Swiss Franc	Morgan Stanley	Sell	45,985	45,709	10/21/2011	(276)
Swiss Franc	Wells Fargo	Buy	45,222	46,041	10/07/2011	(819)
Swiss Franc	Wells Fargo	Sell	20,727	21,600	10/03/2011	873
Swiss Franc	Wells Fargo	Sell	45,906	46,150	10/04/2011	244
Swiss Franc	Wells Fargo	Sell	45,222	46,200	10/07/2011	978
						$1,995

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Credit Default Swap Contracts Outstanding at September 30, 2011

Reference Entity	Counterparty	Notional Amount (a)	Buy/Sell Protection	(Pay)/Receive Fixed Rate / Implied Credit Spread (b)	Expiration Date	Cost	Market Value ╪	Unrealized Appreciation/ (Depreciation)
Banco Santander S.A.	Barclay Investment, Inc.	$10,100	Buy	(1.00)%/3.08%	03/20/15	$512	$671	$159
Bank of America Corp.	Credit Suisse	7,735	Buy	(1.00)%/4.19%	09/20/16	795	1,019	224
CDX Emerging Markets Index	Barclay Investment, Inc.	92,000	Buy	(5.00)%	06/20/16	(8,648)	(5,500)	3,148
CDX North American High Yield Index	Barclay Investment, Inc.	45,690	Buy	(5.00)%	06/20/16	(114)	4,115	4,229
CDX North American High Yield Index	Credit Suisse	46,000	Buy	(5.00)%	06/20/16	2,308	4,142	1,834
CDX North American High Yield Index	JP Morgan Securities	91,940	Buy	(5.00)%	06/20/16	622	8,280	7,658
CDX North American Investment Grade Index	Morgan Stanley	90,385	Buy	(1.00)%	12/20/16	1,488	1,894	406
Citigroup, Inc.	Credit Suisse	5,515	Buy	(1.00)%/3.13%	09/20/16	327	511	184
CMBX Commercial Mortgage Backed Security Index	Credit Suisse	14,000	Buy	(0.50)%	02/17/51	4,130	4,423	293
Italy (Republic of)	Bank of America	10,500	Buy	(1.00)%/4.69%	09/20/16	980	1,590	610
ITRAXX Europe Tranche	Morgan Stanley	66,000	Buy	(1.00)%	06/20/16	792	3,935	3,143
JP Morgan Chase & Co.	Barclay Investment, Inc.	23,145	Buy	(1.00)%/1.58%	09/20/16	457	627	170
JP Morgan Chase & Co.	Credit Suisse	13,196	Buy	(1.00)%/1.41%	03/20/15	37	183	146
McClatchy Co.	Barclay Investment, Inc.	1,500	Buy	(5.00)%/18.42%	09/20/15	428	544	116
McClatchy Co.	UBS Securities	600	Buy	(5.00)%/18.42%	09/20/15	213	217	4
Morgan Stanley	JP Morgan Securities	5,975	Buy	(1.00)%/4.90%	09/20/16	555	937	382
Pacific Gas & Electric Co.	Credit Suisse	7,900	Sell	1.00%/1.50%	09/20/16	(65)	(186)	(121)
						$4,817	$27,402	$22,585

(a)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The percentage shown is the implied credit spread on September 30, 2011.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$269,933	$–	$249,062	$20,871
Call Options Purchased	21,003	–	21,003	–
Corporate Bonds	1,483,526	–	1,458,965	24,561
Foreign Government Obligations	32,748	–	32,748	–
Municipal Bonds	53,715	–	53,715	–
Preferred Stocks	3,947	1,822	2,125	–
Put Options Purchased	9,075	950	8,125	–
Senior Floating Rate Interests	32,086	–	32,086	–
U.S. Government Agencies	1,611,044	–	1,611,044	–
U.S. Government Securities	872,038	132,432	739,606	–
Short-Term Investments	237,814	10,211	227,603	–
Total	$4,626,929	$145,415	$4,436,082	$45,432
Credit Default Swaps *	22,706	–	22,706	–
Foreign Currency Contracts *	6,346	–	6,346	–
Futures *	679	679	–	–
Written Options *	1,838	202	1,636	–
Total	$31,569	$881	$30,688	$–
Liabilities:
Credit Default Swaps *	121	–	121	–
Foreign Currency Contracts *	4,351	–	4,351	–
Futures *	2,086	2,086	–	–
Written Options *	5,050	–	5,050	–
Total	$11,608	$2,086	$9,522	$–

♦	For the nine-month period ended September 30, 2011, there were no significant transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of September 30, 2011
Assets:
Asset & Commercial Mortgage Backed Securities	$32,960	$7,922	$(3,684	)†	$238	$5,768	$(28,959)	$8,355	$(1,729)	$20,871
Corporate Bonds	11,035	—	144	‡	(49)	13,431	—	—	—	24,561
Total	$43,995	$7,922	$(3,540)		$189	$19,199	$(28,959)	$8,355	$(1,729)	$45,432

*
Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
    1) Securities where trading has been halted (transfer into Level 3) or securities where trading has resumed (transfer out of Level 3).
    2) Broker quoted securities (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
    3) Securities that have certain restrictions on trading (transfer into Level 3) or securities where trading restrictions have expired (transfer out of Level 3).

†	Change in unrealized appreciation or depreciation in the current period relating to assets still held at September 30, 2011 was $4,632.
‡	Change in unrealized appreciation or depreciation in the current period relating to assets still held at September 30, 2011 was $144.

Hartford Total Return Bond HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Distribution by Credit Quality
as of September 30, 2011

Credit Rating *	Percentage of Net Assets
Aaa / AAA	3.1%
Aa / AA	3.0
A	10.5
Baa / BBB	17.6
Ba / BB	2.5
B	2.1
Caa / CCC or Lower	2.0
Unrated	0.3
U.S. Government Securities	55.0
Non Debt Securities and Other Short-Term Instruments	5.5
Other Assets & Liabilities	(1.6)
Total	100.0%

*
Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings. “Cash” includes non fixed income instruments and other short-term instruments.

Hartford Value HLS Fund
Schedule of Investments
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.0%
	Automobiles & Components - 0.8%
99	General Motors Co. ●	$1,993
278	Goodyear Tire & Rubber Co. ●	2,801
		4,794
	Banks - 7.0%
264	PNC Financial Services Group, Inc.	12,735
447	US Bancorp	10,512
910	Wells Fargo & Co.	21,937
		45,184
	Capital Goods - 10.4%
78	3M Co.	5,598
103	Boeing Co.	6,220
903	General Electric Co.	13,766
155	Illinois Tool Works, Inc.	6,459
256	Ingersoll-Rand plc	7,189
152	PACCAR, Inc.	5,125
176	Stanley Black & Decker, Inc.	8,663
214	Textron, Inc.	3,781
253	Tyco International Ltd.	10,299
		67,100
	Commercial & Professional Services - 0.8%
185	Republic Services, Inc.	5,177

	Consumer Durables & Apparel - 1.2%
295	Mattel, Inc.	7,637

	Diversified Financials - 7.8%
145	Ameriprise Financial, Inc.	5,702
988	Bank of America Corp.	6,048
61	BlackRock, Inc.	9,003
178	Credit Suisse Group ADR	4,681
78	Goldman Sachs Group, Inc.	7,380
584	JP Morgan Chase & Co.	17,599
230	Solar Cayman Ltd. ⌂■●†	21
		50,434
	Energy - 12.1%
68	Apache Corp.	5,464
145	Baker Hughes, Inc.	6,678
236	Chevron Corp.	21,877
54	EOG Resources, Inc.	3,811
137	Exxon Mobil Corp.	9,921
212	Marathon Oil Corp.	4,566
67	Noble Corp.	1,975
173	Occidental Petroleum Corp.	12,356
99	Royal Dutch Shell plc ADR	6,168
145	Southwestern Energy Co. ●	4,841
		77,657
	Food & Staples Retailing - 1.8%
264	CVS Caremark Corp.	8,875
101	Sysco Corp.	2,614
		11,489
	Food, Beverage & Tobacco - 6.3%
134	Anheuser-Busch InBev N.V.	7,096
127	Archer Daniels Midland Co.	3,145
163	General Mills, Inc.	6,282
202	Kraft Foods, Inc.	6,778
128	PepsiCo, Inc.	7,940
148	Philip Morris International, Inc.	9,210
		40,451
	Health Care Equipment & Services - 5.7%
129	Baxter International, Inc.	7,236
187	Covidien International plc	8,248
288	HCA Holdings, Inc. ●	5,805
236	UnitedHealth Group, Inc.	10,883
84	Zimmer Holdings, Inc. ●	4,497
		36,669
	Insurance - 8.2%
236	ACE Ltd.	14,320
158	Chubb Corp.	9,469
395	Marsh & McLennan Cos., Inc.	10,490
214	Principal Financial Group, Inc.	4,854
111	Swiss Re Ltd.	5,195
400	Unum Group	8,379
		52,707
	Materials - 5.6%
38	CF Industries Holdings, Inc.	4,678
298	Dow Chemical Co.	6,691
149	E.I. DuPont de Nemours & Co.	5,966
134	Mosaic Co.	6,549
94	Nucor Corp.	2,990
575	Rexam plc	2,767
60	Rexam plc ADR	1,430
501	Steel Dynamics, Inc.	4,969
		36,040
	Media - 2.6%
146	CBS Corp. Class B	2,972
661	Comcast Corp. Class A	13,807
		16,779
	Pharmaceuticals, Biotechnology & Life Sciences - 7.8%
104	Abbott Laboratories	5,306
140	Amgen, Inc.	7,696
117	Johnson & Johnson	7,424
276	Merck & Co., Inc.	9,043
771	Pfizer, Inc.	13,624
198	Teva Pharmaceutical Industries Ltd. ADR	7,359
		50,452
	Retailing - 4.8%
3,040	Buck Holdings L.P. ⌂●†	7,393
239	Home Depot, Inc.	7,846
129	Kohl's Corp.	6,357
128	Nordstrom, Inc.	5,867
270	Staples, Inc.	3,587
		31,050
	Semiconductors & Semiconductor Equipment - 5.4%
223	Analog Devices, Inc.	6,971
592	Intel Corp.	12,619
263	Maxim Integrated Products, Inc.	6,137
326	Xilinx, Inc.	8,938
		34,665
	Software & Services - 1.4%
366	Microsoft Corp.	9,109

	Technology Hardware & Equipment - 1.9%
516	Cisco Systems, Inc.	7,990

1

Hartford Value HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 99.0% - (continued)
	Technology Hardware & Equipment - 1.9% - (continued)
184	Hewlett-Packard Co.		$4,141
			12,131
	Telecommunication Services - 3.3%
739	AT&T, Inc.		21,069

	Utilities - 4.1%
173	Edison International		6,618
102	Entergy Corp.		6,728
63	NextEra Energy, Inc.		3,402
210	Northeast Utilities		7,076
94	PPL Corp.		2,692
			26,516
	Total common stocks
	(cost $667,779)		$637,110

	Total long-term investments (cost $667,779)		$637,110

SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%

Bank of America Merrill Lynch TriParty Joint
Repurchase Agreement (maturing on
10/03/2011 in the amount of $1,366,
collateralized by FHLMC 4.00% - 5.00%,
2030 - 2041, FNMA 4.00% - 5.50%, 2025 -
2041, value of $1,394)

$1,366	0.08%, 09/30/2011		$1,366

Barclays Capital TriParty Joint Repurchase
Agreement (maturing on 10/03/2011 in the
amount of $2,386, collateralized by
FHLMC 4.50% - 5.00%, 2040 - 2041,
FNMA 3.00% - 4.50%, 2021 - 2041, U.S.
Treasury Bond 6.00% - 7.13%, 2023 - 2026,
value of $2,434)

2,386	0.05 - 0.06%, 09/30/2011		2,386
	UBS Securities, Inc. Joint Repurchase Agreement (maturing on 10/03/2011 in the amount of $2, collateralized by U.S. Treasury Note 4.50%, 2017, value of $2)
2	0.01%, 09/30/2011		2

UBS Securities, Inc. TriParty Joint Repurchase
Agreement (maturing on 10/03/2011 in the
amount of $217, collateralized by FHLMC
4.00% - 6.50%, 2021 - 2041, FNMA 4.00% -
4.50%, 2025 - 2041, value of $221)

217	0.08%, 09/30/2011		217
			3,971
	Total short-term investments
	(cost $3,971)		$3,971

	Total investments
	(cost $671,750) ▲	99.6%	$641,081
	Other assets and liabilities	0.4%	2,343
	Total net assets	100.0%	$643,424

2

Hartford Value HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Note:
Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of long-term investments in foreign securities represents 5.3% of total net assets at September 30, 2011.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At September 30, 2011, the cost of securities for federal income tax purposes was $679,976 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$46,686
Unrealized Depreciation	(85,581)
Net Unrealized Depreciation	$(38,895)

†
The aggregate value of securities valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors at September 30, 2011, was $7,414, which represents 1.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Currently non-income producing.

■
Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers.  Unless otherwise indicated, these issues are determined to be liquid.  At September 30, 2011, the aggregate value of these securities was $21, which rounds to zero percent of total net assets.

⌂
The following securities are considered illiquid.  Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
06/2007	3,040	Buck Holdings L.P.	$1,379
03/2007	230	Solar Cayman Ltd. - 144A	171

The aggregate value of these securities at September 30, 2011, was $7,414, which represents 1.2% of total net assets.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford Value HLS Fund
Schedule of Investments ― (continued)
September 30, 2011 (Unaudited)
(000’s Omitted)

Investment Valuation Hierarchy Level Summary
September 30, 2011

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$637,110	$626,928	$2,768	$7,414
Short-Term Investments	3,971	–	3,971	–
Total	$641,081	$626,928	$6,739	$7,414

♦	For the nine-month period ended September 30, 2011, there were no significant transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of December 31, 2010	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of September 30, 2011
Assets:
Common Stocks	$6,920	$—	$1,449	*	$—	$—	$(955)	$—	$—	$7,414
Total	$6,920	$—	$1,449		$—	$—	$(955)	$—	$—	$7,414

*	Change in unrealized appreciation or depreciation in the current period relating to assets still held at September 30, 2011 was $1,449.

4

Item 2. Controls and Procedures.

(a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD SERIES FUND, INC.

Date:	November 18, 2011	By:	/s/ James E. Davey
James E. Davey
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	November 18, 2011	By:	/s/ James E. Davey
James E. Davey
Its: President

Date:	November 18, 2011	By:	/s/ Tamara L. Fagely
Tamara L. Fagely
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer